     As filed with the Securities and Exchange Commission on December 31, 2003.
                                                            File No. 333-66935
                                                                     811-07622


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                   [ ]
                                     -------
         Post-Effective Amendment No.    18                            [X]
                                      --------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

          Amendment No.    190                                         [X]
                        ---------

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT TEN
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                 P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                   Hartford Life and Annuity Insurance Company
                                 P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

 It is proposed that this filing will become effective:

  ___ immediately upon filing pursuant to paragraph (b) of Rule 485
  _X_ on January 30, 2004, pursuant to paragraph (b) of Rule 485
  ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
  ___ on _________, pursuant to paragraph (a)(1) of Rule 485
  ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

PUTNAM HARTFORD CAPITAL MANAGER EDGE
SEPARATE ACCOUNT TEN
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085                                   [THE HARTFORD
TELEPHONE: 1-800-521-0538                                          LOGO]

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This prospectus describes information you should know before you purchase Series I and Series IR of the Putnam Hartford Capital Manager Edge variable annuity. Please read it carefully.

The Putnam Hartford Capital Manager Edge variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.
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At the time you purchase your Contract, you allocate your Net Premium Payment, which is any purchase payment less the sales charge and any premium taxes, to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- PUTNAM AMERICAN GOVERNMENT INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT American Government Income Fund of Putnam Variable Trust

- PUTNAM CAPITAL APPRECIATION SUB-ACCOUNT which purchases Class IA shares of Putnam VT Capital Appreciation Fund of Putnam Variable Trust

- PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Capital Opportunities Fund of Putnam Variable Trust

- PUTNAM DISCOVERY GROWTH SUB-ACCOUNT (formerly Putnam Voyager Fund II Sub-Account) which purchases Class IA shares of Putnam VT Discovery Growth of Putnam Variable Trust

- PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Diversified Income Fund of Putnam Variable Trust

- PUTNAM EQUITY INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Equity Income Fund of Putnam Variable Trust

- PUTNAM THE GEORGE PUTNAM FUND OF BOSTON SUB-ACCOUNT which purchases Class IA shares of Putnam VT The George Putnam Fund of Boston of Putnam Variable Trust

- PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT which purchases Class IA shares of Putnam VT Global Asset Allocation Fund of Putnam Variable Trust

- PUTNAM GLOBAL EQUITY SUB-ACCOUNT (formerly Putnam Global Growth Sub-Account) which purchases Class IA shares of Putnam VT Global Equity Fund of Putnam Variable Trust

- PUTNAM GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Growth and Income Fund of Putnam Variable Trust

- PUTNAM GROWTH OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Growth Opportunities Fund of Putnam Variable Trust

- PUTNAM HEALTH SCIENCES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Health Sciences Fund of Putnam Variable Trust

- PUTNAM HIGH YIELD SUB-ACCOUNT which purchases Class IA shares of Putnam VT High Yield Fund of Putnam Variable Trust

- PUTNAM INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL EQUITY SUB-ACCOUNT (formerly Putnam International Growth Sub-Account) which purchases Class IA shares of Putnam VT International Equity Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT International Growth and Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT International New Opportunities Fund of Putnam Variable Trust

- PUTNAM INVESTORS SUB-ACCOUNT which purchases Class IA shares of Putnam VT Investors Fund of Putnam Variable Trust

- PUTNAM MID CAP VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT Mid Cap Value Fund of Putnam Variable Trust

- PUTNAM MONEY MARKET SUB-ACCOUNT which purchases Class IA shares of Putnam VT Money Market Fund of Putnam Variable Trust

- PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Opportunities Fund of Putnam Variable Trust

- PUTNAM NEW VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Value Fund of Putnam Variable Trust

- PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust

- PUTNAM RESEARCH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Research Fund of the Putnam Variable Trust

- PUTNAM SMALL CAP VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT Small Cap Value Fund of Putnam Variable Trust

- PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Utilities Growth and Income Fund of Putnam Variable Trust

- PUTNAM VISTA SUB-ACCOUNT which purchases Class IA shares of Putnam VT Vista Fund of Putnam Variable Trust

- PUTNAM VOYAGER SUB-ACCOUNT which purchases Class IA shares of Putnam VT Voyager Fund of Putnam Variable Trust

You may also allocate some or all of your Net Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
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PROSPECTUS DATED: JANUARY 30, 2004


STATEMENT OF ADDITIONAL INFORMATION DATED: JANUARY 30, 2004

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
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TABLE OF CONTENTS

                                                                         PAGE
 ----------------------------------------------------------------------------
 DEFINITIONS                                                               4
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 FEE TABLES                                                                6
 ----------------------------------------------------------------------------
 HIGHLIGHTS                                                                9
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 GENERAL CONTRACT INFORMATION                                             11
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   Hartford Life and Annuity Insurance Company                            11
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   The Separate Account                                                   11
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   The Funds                                                              11
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 PERFORMANCE RELATED INFORMATION                                          14
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 THE FIXED ACCUMULATION FEATURE                                           15
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 THE CONTRACT                                                             16
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   Purchases and Contract Value                                           16
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   Charges and Fees                                                       18
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   Principal First                                                        20
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   Death Benefit                                                          21
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   Surrenders                                                             25
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 ANNUITY PAYOUTS                                                          27
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 OTHER PROGRAMS AVAILABLE                                                 29
 ----------------------------------------------------------------------------
 OTHER INFORMATION                                                        30
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   Legal Matters                                                          30
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   More Information                                                       31
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 FEDERAL TAX CONSIDERATIONS                                               31
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 TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                 36
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 APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       37
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 APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                       41
 ----------------------------------------------------------------------------
 APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                              44
 ----------------------------------------------------------------------------
 APPENDIX IV -- ACCUMULATION UNIT VALUES                                  45
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4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, Joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
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In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NET PREMIUM PAYMENT: This is your premium payment minus any sales charge and premium tax, or any other fee that we take prior to allocating payments according to your instructions.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected, you may take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a
  percentage of Premium Payments):                           5.5%
--------------------------------------------------------------------
Range of Sales Charges Imposed on Purchases (as a
  percentage of Premium Payments) (1):

                                                          SALES
CUMULATIVE PREMIUM PAYMENT                               CHARGE
--------------------------------------------------------------------
    Up to $49,999.99                                         5.5%
--------------------------------------------------------------------
    $50,000 to $99,999.99                                    4.5%
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    $100,000 to $249,999.99                                  3.5%
--------------------------------------------------------------------
    $250,000 to $499,999.99                                  2.5%
--------------------------------------------------------------------
    $500,000 to $999,999.99                                  2.0%
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    $1,000,000 and over                                      1.0%
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(1) Hartford may waive any Sales Charge for Contract Owners who take part in asset-based or fee-based brokerage accounts or other groups who meet certain aggregate Premium Payment levels.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


ANNUAL MAINTENANCE FEE (2)                                   $30
--------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of
  average daily Sub-Account Value)
    Mortality and Expense Risk Charge                       0.80%
--------------------------------------------------------------------
    Administrative Charge                                   0.15%
--------------------------------------------------------------------
    Total Separate Account Annual Expenses                  0.95%
--------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                                  0.50%
--------------------------------------------------------------------
    Optional Death Benefit Charge                           0.15%
--------------------------------------------------------------------
    Earnings Protection Benefit Charge                      0.20%
--------------------------------------------------------------------
    Total Separate Account Annual Expenses with all
     optional charges                                       1.80%
--------------------------------------------------------------------


(2) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                           Minimum      Maximum
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund
assets, including management fees, Rule 12b-1
distribution and/or service fees, and other expenses)       0.48%        1.56%
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
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THIS TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. BECAUSE OF THIS, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER THAN OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW.

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                    (As a percentage of average net assets)

                                                                                    TOTAL ANNUAL
                                                                                   FUND OPERATING
                                                                                  EXPENSES (BEFORE                       TOTAL
                                                                                  CONTRACTUAL FEE    CONTRACTUAL FEE    ANNUAL
                                                                                     WAIVERS OR        WAIVERS OR        FUND
                                                          MANAGEMENT    OTHER         EXPENSE            EXPENSE       OPERATING
                                                             FEES      EXPENSES   REIMBURSEMENTS)    REIMBURSEMENTS    EXPENSES
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Putnam VT American Government Income Fund -- Class IA       0.65%        0.09%          0.74%              N/A           0.74%
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund -- Class IA             0.65%        0.48%          1.13%              N/A           1.13%
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund -- Class IA (1)        0.65%        0.74%          1.39%              N/A           1.39%
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Putnam VT Discovery Growth Fund -- Class IA                 0.70%        0.86%          1.56%              N/A           1.56%
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Putnam VT Diversified Income Fund -- Class IA               0.69%        0.13%          0.82%              N/A           0.82%
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Putnam VT Equity Income Fund -- Class IA (1)                0.65%        0.67%          1.32%              N/A           1.32%
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Putnam VT The George Putnam Fund of Boston -- Class IA      0.64%        0.11%          0.75%              N/A           0.75%
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Putnam VT Global Asset Allocation Fund -- Class IA          0.69%        0.22%          0.91%              N/A           0.91%
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund -- Class IA                    0.75%        0.14%          0.89%              N/A           0.89%
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Putnam VT Growth and Income Fund -- Class IA                0.48%        0.04%          0.52%              N/A           0.52%
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Putnam VT Growth Opportunities Fund -- Class IA             0.70%        0.26%          0.96%              N/A           0.96%
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund -- Class IA                  0.70%        0.13%          0.83%              N/A           0.83%
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund -- Class IA                       0.68%        0.10%          0.78%              N/A           0.78%
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Putnam VT Income Fund -- Class IA                           0.59%        0.09%          0.68%              N/A           0.68%
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Putnam VT International Equity Fund -- Class IA             0.77%        0.22%          0.99%              N/A           0.99%
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Putnam VT International Growth and Income Fund --
  Class IA                                                  0.80%        0.20%          1.00%              N/A           1.00%
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Putnam VT International New Opportunities Fund --
  Class IA                                                  1.00%        0.27%          1.27%              N/A           1.27%
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Putnam VT Investors Fund -- Class IA                        0.63%        0.09%          0.72%              N/A           0.72%
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Putnam VT Mid Cap Value Fund -- Class IA (1)                0.70%        0.45%          1.15%              N/A           1.15%
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund -- Class IA                     0.40%        0.08%          0.48%              N/A           0.48%
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Putnam VT New Opportunities Fund -- Class IA                0.57%        0.06%          0.63%              N/A           0.63%
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund -- Class IA                        0.69%        0.09%          0.78%              N/A           0.78%
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund -- Class IA            0.70%        0.20%          0.90%              N/A           0.90%
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund -- Class IA                         0.65%        0.13%          0.78%              N/A           0.78%
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund -- Class IA                  0.80%        0.12%          0.92%              N/A           0.92%
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund -- Class IA      0.69%        0.10%          0.79%              N/A           0.79%
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund -- Class IA                            0.64%        0.10%          0.74%              N/A           0.74%
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund -- Class IA                          0.54%        0.06%          0.60%              N/A           0.60%
--------------------------------------------------------------------------------------------------------------------------------

(1) Expenses represent estimates for the Fund's current fiscal year, which ends on December 31, 2003.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


(1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                        $  883
--------------------------------------------------------------------
3 years                                                       $1,563
--------------------------------------------------------------------
5 years                                                       $2,264
--------------------------------------------------------------------
10 years                                                      $4,108
--------------------------------------------------------------------



(2) If you annuitize at the end of the applicable time period:



1 year                                                        $  875
--------------------------------------------------------------------
3 years                                                       $1,556
--------------------------------------------------------------------
5 years                                                       $2,256
--------------------------------------------------------------------
10 years                                                      $4,099
--------------------------------------------------------------------



(3) If you do not Surrender your Contract:



1 year                                                        $  883
--------------------------------------------------------------------
3 years                                                       $1,563
--------------------------------------------------------------------
5 years                                                       $2,264
--------------------------------------------------------------------
10 years                                                      $4,108
--------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a sales charge. You may bear the investment risk for your Net Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You pay a sales charge when you purchase your Contract and when you make additional Premium Payments to your Contract. The percent of the sales charge depends on the size of your Premium Payment to date. The bigger your Premium Payment to date, the lower the percentage of your sales charge:

                      CUMULATIVE
                    PREMIUM PAYMENT                          SALES CHARGE
 ------------------------------------------------------------------------
  Up        to $ 49,999.99                                     5.5   %
 ------------------------------------------------------------------------
  $50,000   to $ 99,999.99                                     4.5   %
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  $100,000  to $249,999.99                                     3.5   %
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  $250,000  to $499,999.99                                     2.5   %
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  $500,000  to $999,999.99                                     2.0   %
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  $1,000,000 and over                                          1.0   %
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If you have other Contracts with us, under a program called "RIGHTS OF ACCUMULATION", we might include those Premium Payments when determining your sales charge for this Contract. Ask your financial consultant or call us to see if your other Contracts qualify.

You might be able to lower the sales charge you pay when you purchase your Contract by signing a LETTER OF INTENT. This is a contract between us where you decide how much you want to invest in the 13 months from the date you purchase this Contract. On the date you purchase your Contract, we deduct the sales charge based on the total amount you plan on investing over the following 13 months. This usually results in a lower percentage sales charge than if you made one initial investment and several Premium Payments later on. Think about the planned Premium Payments for your Letter of Intent carefully. If you don't make all the Premium Payments you plan on making, we will recalculate the sales charge for the amounts we actually received in the 13-month period. If the percentage sales charge on the actual amount received is more than the percentage sales charge we actually deducted, we will deduct the outstanding sales charge proportionally from all your Accounts. We may also accept a Letter of Intent for another 13 month period for subsequent Premium Payments. The Letter of Intent may not be available in all states.

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is deducted daily and is equal to an annual charge of 0.80% of your Contract Value invested in the Funds.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.15% of Sub-Account Value during both the accumulation and annuity phases of the Contract.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.


- PRINCIPAL FIRST CHARGE -- Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds. The Optional Death Benefit must be elected at the time you send your initial Premium Payment.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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WILL HARTFORD PAY A DEATH BENEFIT?


There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

 - The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

 -  The Contract Value of your Contract;

 -  Your Maximum Anniversary Value; or

 - Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract, plus any Sales Charges deducted on or before the date the Earnings Protection Benefit was added to your Contract, plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain, and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to any laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
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Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06102-5085. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
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 A.M. Best and Company, Inc.             3/10/03       A+    Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                      12/31/02      AA-    Financial strength
------------------------------------------------------------------------------------------------
 Fitch                                  10/30/02      AA     Financial strength
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on March 1, 1993 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for the benefit of you and other Contract Owners, and the persons entitled to the payments described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account which holds assets of other variable annuity contracts offered by the Separate Account which are not described in this prospectus.


- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.


We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Putnam Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan
Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Fund's Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND -- Seeks high current income with preservation of capital as its secondary objective. The fund pursues its goal by investing mainly in U.S. government bonds, although it may also invest in mortgage-backed securities that are privately issued and not supported by the credit of any government agency or instrumentality. Under normal circumstances, the fund invests at least 80% of its net assets in U.S. government securities and may invest up to 20% of net assets in mortgage-backed securities that are privately issued and not supported by the credit of any government agency or instrumentality.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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PUTNAM VT CAPITAL APPRECIATION FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT CAPITAL OPPORTUNITIES FUND -- Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT DISCOVERY GROWTH FUND (formerly Putnam VT Voyager Fund II) -- Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.

PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund pursues its goal by investing in bonds from multiple sectors, including the U.S. and investment-grade sector, the high yield sector and the international sector.

PUTNAM VT EQUITY INCOME FUND -- Seeks current income. Capital growth is a secondary objective when consistent with seeking current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for current income and may also offer the potential for capital growth. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks and other equity investments that offer potential for current income.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital. The fund pursues its goal by investing in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers.

PUTNAM VT GLOBAL EQUITY FUND (formerly Putnam VT Global Growth Fund) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies worldwide that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.

PUTNAM VT GROWTH OPPORTUNITIES FUND -- Seeks capital appreciation. The fund pursues its goal by investing in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies in the health sciences industries, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in securities of (a) companies that derive at least 50% of their assets, revenues or profits from the pharmaceutical, health care services, applied research and development and medical equipment and supplies industries, or (b) companies Putnam Management thinks have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund pursues its goal by investing mainly in bonds that (a) are obligations of U.S. companies, (b) are below investment-grade in quality (junk bonds) and (c) have intermediate to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in securities rated below investment grade.

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund pursues its goal by investing mainly in bonds that (a) are obligations of companies and governments worldwide denominated in U.S. dollars, (b) are either investment-grade or below investment-grade (junk bonds) and (c) have intermediate to long-term maturities (three years or longer).

PUTNAM VT INTERNATIONAL EQUITY FUND (formerly Putnam VT International Growth
Fund) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective. The fund pursues its goal by investing mainly in common stocks of companies outside the United States, with a focus on value stocks that offer the potential for income.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States, with a focus on growth stocks.

PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT MID CAP VALUE FUND -- Seeks capital appreciation and, as a secondary objective, current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the fund invests at least 80% of its net assets in midsized companies. These are of a size similar to those in the Russell Midcap Value Index, a commonly used measure of midsized company performance.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
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PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential.

PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks.

PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks traded in the over-the-counter ("OTC") market and common stocks of "emerging growth" companies listed on securities exchanges.

PUTNAM VT RESEARCH FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management thinks have the greatest potential for capital appreciation with stock prices that reflect a value lower than that which Putnam Management places on the company, or whose earnings Putnam Management believes are likely to grow over time.

PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the fund invests at least 80% of net assets in small companies of a size similar to those in the Russell 2000 Value Index.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in a combination of U.S. stocks and bonds of companies in the utilities industries that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity and debt investments of companies in the utilities industries.

PUTNAM VT VISTA FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
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The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses, Separate Account Annual Expenses without any optional charge deductions, the lowest Sales Charge and do not include deduction for the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Putnam Money Market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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THE FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion. If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our General Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

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Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.

THE CONTRACT
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PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payments that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued . You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment minus the Sales Charge and any Premium Payment is your Net Premium Payment. Your Net Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, your Net Premium Payment will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, your Net Premium Payment will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the Net Premium Payment will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Net Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Net Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until your provide the necessary information.

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CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will refund any sales charge deducted during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Net Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Net Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Net Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; multiplied by

- The daily expense factor for the mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charges.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, or telephone.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply our policy to your Contract during each Contract Year.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Each of these products and plans may have different transfer restrictions or no transfer restrictions at all. The effect on you may include higher transaction costs or lower performance.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of

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transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-521-0538.

- Electronically, if available, by the Internet through our website at www.putnaminv.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

SALES CHARGE

The purpose of the sales charge is to cover expenses relating to the sale and distribution of the Contracts, including commissions paid to distributing organizations and their sales personnel, the cost of preparing sales literature and other promotional activities. If the sales charge is not sufficient to cover sales and distribution expenses, we pay them from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

You pay a sales charge when you purchase your Contract and when you make additional Premium Payments to your Contract. The amount of the sales charge depends on the size of your

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Premium Payment. The bigger your Premium Payments to date, the lower the percentage of your sales charge:

                      CUMULATIVE
                    PREMIUM PAYMENT                     SALES CHARGE
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  Up        to $ 49,999.99                                  5.5%
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  $50,000   to $ 99,999.99                                  4.5%
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  $100,000  to $249,999.99                                  3.5%
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  $250,000  to $499,999.99                                  2.5%
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  $500,000  to $999,999.99                                  2.0%
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  $1,000,000 and over                                       1.0%
 -------------------------------------------------------------------

If you have other investment products with us, under a program called "Rights of Accumulation", we might include those account values when determining your sales charge for this Contract. Ask your financial consultant or call us to see if your other investment products qualify. Under our Rights of Accumulation program, if you, your spouse or any other immediate family member are the owner of any other individual annuity contract or variable life insurance policy issued by Hartford or its affiliates, shares of any mutual fund sponsored by Putnam Investments, or shares of another mutual fund or 529 plan that Hartford has approved for the program, we will include those account values along with your Premium Payments when determining your sales charge for the Contract. The other contracts, policies and mutual funds must be identified by you at the time you complete your application or request for annuity, and each time you make subsequent Premium Payments, and must be recognized by Hartford as part of this program. Ask your registered representative or call us to see if your other contracts, policies or mutual funds qualify. This program may not be available in all States.

You might be able to lower the sales charge you pay when you purchase your Contract by signing a LETTER OF INTENT. This is a contract between us where you decide how much you want to invest in the 13 months from the date you purchase this Contract. On the date you purchase your Contract, we deduct the sales charge based on the total amount you plan on investing over the following 13 months. This usually results in a lower sales charge than if you made one initial investment and several Premium Payments later on. Think about the planned Premium Payments for your Letter of Intent carefully. If you don't make all the Premium Payments you plan on making, we will recalculate the sales charge for the amounts we received in the 13 month period. If it turns out you owe us additional money, we will deduct this amount proportionally from your Accounts. We may also accept a Letter of Intent for another 13 month period for subsequent Premium Payments. The Letter of Intent may not be available in all states.

Hartford reserves the right to waive any Sales Charge for Contract Owners who take part in asset-based or fee-based brokerage accounts or other groups who met certain aggregate premium payment levels.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 0.80% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Net Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Net Premium Payments are accumulating, we may experience a loss resulting from the death of an Annuitant or Contract Owner before commencement of Annuity payments in periods of declining value. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Sales Charge and Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a

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combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions.

ADMINISTRATIVE CHARGE

For Administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

You should refer to the Trust prospectus for a description of deductions and expenses paid out of the assets of the Trust's portfolios.

PREMIUM TAXES

We deduct Premium Taxes if required by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects management fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.


PRINCIPAL FIRST CHARGE



Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your Contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% from your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge.


OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, THE ADMINISTRATIVE CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

PRINCIPAL FIRST

Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

If you elect Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit

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Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.


We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.


Each surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.


You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called the Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.


If you elect Principal First and later decide to annuitize your Contract, you may choose from another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.


If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.


Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, Joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation

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Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

If you purchase your contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Net Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract, plus any Sales Charges deducted on or before the date the Earnings Protection Benefit was added to your Contract, plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant is age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- After the deduction of Sales Charges, your Net Premium Payment is $96,500,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $96,500 = $303,500.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($96,500),

- plus Sales Charges deducted on or before the date the Earnings Protection Benefit was added to your Contract ($3,500),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0).

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death

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Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can make Sub-Account transfers.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the Death Benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit or the Optional Death Benefit, if the spouse had elected to receive the Death Benefit amount. This spousal contract continuation is available only once for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE...                AND...                        AND...                     THEN THE...
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Contract Owner                There is a surviving joint    The Annuitant is living or    Joint Contract Owner
                              Contract Owner                deceased                      receives the Death Benefit.
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Contract Owner                There is no surviving joint   The Annuitant is living or    Designated Beneficiary
                              Contract Owner                deceased                      receives the Death Benefit.
----------------------------------------------------------------------------------------------------------------------
Contract Owner                There is no surviving joint   The Annuitant is living or    Contract Owner's estate
                              Contract Owner and the        deceased                      receives the Death Benefit.
                              Beneficiary predeceases the
                              Contract Owner
----------------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living  There is no named Contingent  The Contract Owner becomes
                                                            Annuitant                     the Contingent Annuitant and
                                                                                          the Contract continues.
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Annuitant                     The Contract Owner is living  The Contingent Annuitant is   Contingent Annuitant becomes
                                                            living                        the Annuitant, and the
                                                                                          Contract continues.
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Annuitant                     The Contract Owner is a       There is no named Contingent  The Contract Owner receives
                              trust or other non-natural    Annuitant                     the Death Benefit.
                              person

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE...                      AND...                                 THEN THE...
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives a payout at
                                                                        death, if any.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain, or Payments for a Period Certain variable dollar amount Annuity Payout Option. Under these options, we pay you the Commuted Value of your Contract. The Commuted Value is determined on the day we receive your written request for Surrender.


PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payments for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that

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we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone Surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Valuation Day immediately following the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to any laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value at the time of Annuitization minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts; either fixed, variable, or a combination of fixed and variable, after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We make Annuity Payouts during the lifetime of the Annuitant and a Joint Annuitant, and we guarantee to make those Annuity Payouts for a time period you select which is not less than 5 years and no more than 100 years minus your younger Annuitant's age. If both the Annuitant and your Joint Annuitant die before the time period selected is over, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

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For variable dollar amount Annuity Payouts, these percentages represent Annuity Units; for fixed dollar amount Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 5 years. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

PRINCIPAL FIRST PAYOUT OPTION

If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the Sub-Accounts earned more than the AIR. If the second Annuity Payout is less than the first, the Sub-Account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout

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amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
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We may discontinue, modify or amend any of these Programs or any other Programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program.

INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase-Registered Trademark- is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.


AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. Amounts taken under this Program if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.



AUTOMATIC REBALANCING PROGRAM -- Automatic Rebalancing is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Automatic Rebalancing Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.


DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Fund into a different Fund. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

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OTHER INFORMATION

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will waive the sales charge. This waiver in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts; and
(3) selected participants of certain 401(k) plans administered by Putnam Investments.

INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity Insurance Company, is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Hartford Life.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate International Corporate Marketing Group, Inc.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
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("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million.

Hartford Life and ICMG have appealed the judgment on the trade secret and breach of contract claims. Bancorp has cross-claimed the pre-trial dismissal of its patent infringement claim. Hartford Life's management, based on the opinion of its legal advisors, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

On March 16, 2003, a final decision and award was issued in an arbitration between Hartford Life and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Although Hartford Life believed that its position in this arbitration was strong, an adverse outcome could have resulted in a decrease to Hartford Life's statutory surplus and capital and could have potentially increased the death benefit costs incurred by Hartford Life in the future. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were not limited or reduced in any manner and, as a result, are left unchanged.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06102-5085.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

  Hartford Life and Annuity Insurance Company
  Attn: Investment Product Services
  P.O. Box 5085
  Hartford, Connecticut 06102-5085.
  Telephone: (800) 521-0538

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS
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What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

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- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

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 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

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 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with respect to the Contract. Please contact your tax adviser for more information.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

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E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H.  ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2003, the maximum estate tax rate is 49% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

 GENERAL INFORMATION
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     Safekeeping of Assets
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     Experts
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     Non-Participating
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     Misstatement of Age or Sex
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     Principal Underwriter
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 PERFORMANCE RELATED INFORMATION
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     Total Return for all Sub-Accounts
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     Yield for Sub-Accounts
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     Money Market Sub-Accounts
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     Additional Materials
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     Performance Comparisons
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 PERFORMANCE TABLES
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 ACCUMULATION UNIT VALUES
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 FINANCIAL STATEMENTS
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a

38                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
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In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

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Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   41
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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value

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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- After the deduction of Sales Charges, your Net Premium Payment is $96,500,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($96,500),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$13,500 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($96,500),

- Add any adjustments for partial Surrenders ($0).

So the Contract gain equals $43,500.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($96,500),

- plus Sales Charges deducted on or before the Earnings Protection Benefit was added to your Contract ($3,500),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0)

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $43,500 or $17,400 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $157,400.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   43
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EXAMPLE 2

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- After the deduction of Sales Charges, your Net Premium Payment is $96,500,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($96,500)

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$6,500 which is greater than zero, so there is a $6,500 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($96,500),

- Add any adjustments for partial Surrenders ($6,500),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($96,500),

- plus Sales Charges deducted on or before the Earnings Protection Benefit was added to your Contract ($3,500),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($6,500)

Which equals $93,500. The cap is 200% of $93,500, which is $187,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

44                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   45
--------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-521-0538.

There is no information for the Putnam Capital Opportunities Fund, Putnam Equity Income Fund and Putnam Mid Cap Value Fund Sub-Accounts, because as of
December 31, 2002, the Sub-Accounts had not been in operation.

                                                                     YEAR ENDED DECEMBER 31,
                                                              -------------------------------------
SUB-ACCOUNT                                                    2002     2001     2000       1999
---------------------------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $11.750  $11.114  $10.000       --
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.705  $11.750  $11.114       --
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         18        4       --       --
---------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $12.278       --       --       --(a)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.583       --       --       --
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --       --       --       --
---------------------------------------------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 8.132  $ 9.512  $10.000       --
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 6.273  $ 8.132  $ 9.512       --
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         12        4       --       --
---------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 5.809       --       --       --(a)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 6.219       --       --       --
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --       --       --       --
---------------------------------------------------------------------------------------------------
PUTNAM DISCOVERY GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 5.406  $ 7.869  $10.000       --(b)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 3.785  $ 5.406  $ 7.869       --
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         12        7       --       --
---------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 3.552       --       --       --(a)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 3.753       --       --       --
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --       --       --       --
---------------------------------------------------------------------------------------------------

46                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                     YEAR ENDED DECEMBER 31,
                                                              -------------------------------------
SUB-ACCOUNT                                                    2002     2001     2000       1999
---------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.449  $10.160  $10.248  $10.000
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.991  $10.449  $10.160  $10.248
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         28       25       21        2
---------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.338       --       --       --(a)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.880       --       --       --
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --       --       --       --
---------------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 9.449  $10.409  $11.052  $10.000
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 8.203  $ 9.449  $10.409  $11.052
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         23       23       14       --
---------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 7.855       --       --       --(a)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 8.120       --       --       --
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --       --       --       --
---------------------------------------------------------------------------------------------------
PUTNAM GLOBAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 7.009  $10.060  $14.435  $10.000
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 5.404  $ 7.009  $10.060  $14.435
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         99      126      104        1
---------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 5.148       --       --       --(a)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 5.350       --       --       --
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --       --       --       --
---------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.263  $11.041  $10.311  $10.000
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 8.256  $10.263  $11.041  $10.311
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        715      716      453       47
---------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 7.771       --       --       --(a)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 8.172       --       --       --
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --       --       --       --
---------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   47
--------------------------------------------------------------------------------

                                                                     YEAR ENDED DECEMBER 31,
                                                              -------------------------------------
SUB-ACCOUNT                                                    2002     2001     2000       1999
---------------------------------------------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 5.214  $ 7.732  $10.000       --
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 3.647  $ 5.214  $ 7.732       --
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         49       80       66       --
---------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 3.491       --       --       --(a)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 3.612       --       --       --
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --       --       --       --
---------------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $11.891  $14.918  $10.824  $10.000
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 9.398  $11.891  $14.918  $10.824
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         83       88       58       17
---------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 8.996       --       --       --(a)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 9.303       --       --       --
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --       --       --       --
---------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 9.660  $ 9.389  $10.353  $10.000
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 9.518  $ 9.660  $ 9.389  $10.353
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         82       68       19        1
---------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 8.989       --       --       --(a)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 9.422       --       --       --
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --       --       --       --
---------------------------------------------------------------------------------------------------
PUTNAM INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $11.473  $10.772  $10.068  $10.000
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.284  $11.473  $10.772  $10.068
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         67       45       17       --
---------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $11.836       --       --       --(a)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.161       --       --       --
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --       --       --       --
---------------------------------------------------------------------------------------------------

48                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                     YEAR ENDED DECEMBER 31,
                                                              -------------------------------------
SUB-ACCOUNT                                                    2002     2001     2000       1999
---------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 8.443  $10.745  $10.703  $10.000
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 7.220  $ 8.443  $10.745  $10.703
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        115      140       99       12
---------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 7.290       --       --       --(a)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 7.147       --       --       --
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --       --       --       --
---------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 9.340  $11.847  $13.207  $10.000(b)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 7.631  $ 9.340  $11.847  $13.207
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         92       90       81        5
---------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 7.567       --       --       --(a)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 7.554       --       --       --
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --       --       --       --
---------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 6.530  $ 9.222  $15.155  $10.000
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 5.597  $ 6.530  $ 9.222  $15.155
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         30       42       51        7
---------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 5.611       --       --       --(a)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 5.541       --       --       --
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --       --       --       --
---------------------------------------------------------------------------------------------------
PUTNAM INVESTORS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 7.491  $10.031  $12.421  $10.000
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 5.663  $ 7.491  $10.031  $12.421
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        264      311      235       10
---------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 0.525       --       --       --(a)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.561       --       --       --
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --       --       --       --
---------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   49
--------------------------------------------------------------------------------

                                                                     YEAR ENDED DECEMBER 31,
                                                              -------------------------------------
SUB-ACCOUNT                                                    2002     2001     2000       1999
---------------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 1.092  $ 1.060  $ 1.009  $ 1.000
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 1.098  $ 1.092  $ 1.060  $ 1.009
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        267      121       38       --
---------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.879       --       --       --(a)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.865       --       --       --
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --       --       --       --
---------------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 7.410  $10.685  $14.596  $10.000
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 5.116  $ 7.410  $10.685  $14.596
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        134      181      165       13
---------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 4.743       --       --       --(a)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 5.065       --       --       --
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --       --       --       --
---------------------------------------------------------------------------------------------------
PUTNAM NEW VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $12.918  $12.587  $10.373  $10.000
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.820  $12.918  $12.587  $10.373
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         80       70       33        9
---------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 9.860       --       --       --(a)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.711       --       --       --
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --       --       --       --
---------------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 4.276  $ 7.932  $16.351  $10.000
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 2.878  $ 4.276  $ 7.932  $16.351
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         58       65       50        2
---------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 2.664       --       --       --(a)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 2.849       --       --       --
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --       --       --       --
---------------------------------------------------------------------------------------------------

50                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                     YEAR ENDED DECEMBER 31,
                                                              -------------------------------------
SUB-ACCOUNT                                                    2002     2001     2000       1999
---------------------------------------------------------------------------------------------------
PUTNAM RESEARCH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 9.279  $11.511  $11.831  $10.000
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 7.164  $ 9.279  $11.511  $11.831
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         77       73       47        6
---------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 6.460       --       --       --(a)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 7.092       --       --       --
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --       --       --       --
---------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $15.722  $13.403  $10.858  $10.000
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.760  $15.722  $13.403  $10.858
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         22       30       17        7
---------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $12.644       --       --       --(a)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.632       --       --       --
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --       --       --       --
---------------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $11.057  $11.080  $10.186  $10.000
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.014  $11.057  $11.080  $10.186
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        232      160       89        4
---------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 9.521       --       --       --(a)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 9.913       --       --       --
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --       --       --       --
---------------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 8.845  $11.470  $ 9.841  $10.000
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 6.673  $ 8.845  $11.470  $ 9.841
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         34       43       28       --
---------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 6.227       --       --       --(a)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 6.606       --       --       --
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --       --       --       --
---------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   51
--------------------------------------------------------------------------------

                                                                     YEAR ENDED DECEMBER 31,
                                                              -------------------------------------
SUB-ACCOUNT                                                    2002     2001     2000       1999
---------------------------------------------------------------------------------------------------
PUTNAM VISTA FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 8.716  $13.212  $13.892  $10.000
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 6.011  $ 8.716  $13.212  $13.892
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         82      106       72        7
---------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 5.710       --       --       --(a)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 5.950       --       --       --
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --       --       --       --
---------------------------------------------------------------------------------------------------
PUTNAM VOYAGER FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 8.879  $11.527  $13.922  $10.000
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 6.478  $ 8.879  $11.527  $13.922
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        363      386      284       17
---------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 6.216       --       --       --(a)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 6.413       --       --       --
---------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --       --       --       --
---------------------------------------------------------------------------------------------------

(a) Inception date August 5, 2002.

(b) Inception date October 11, 2002.

To obtain a Statement of Additional Information, please complete the form below and mail to:

    Hartford Life and Annuity Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series I and Series IR of Putnam Hartford Capital Manager Edge variable annuity to me at the following address:

----------------------------------------------------
                                      Name

----------------------------------------------------

                                    Address

----------------------------------------------------

           City/State                        Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT TEN
         SERIES I AND SERIES IR OF PUTNAM HARTFORD CAPITAL MANAGER EDGE

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: January 30, 2004
Date of Statement of Additional Information: January 30, 2004


TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    3
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              3
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           4
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The financial statements included in the Statement of Additional Information, appearing in this registration statement, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The report on the financial statements of Hartford Life and Annuity Insurance Company expresses an unqualified opinion and includes an explanatory paragraph referring to the use of statutory accounting practices and the change in certain accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual effective January 1, 2001, which practices differ from accounting principles generally accepted in the United States of America. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The audited financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States of America.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2002: $18,772,820; 2001: $42,146,124 and 2000: $82,278,197.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible sales charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return includes the impact of a minimum 1% sales charge, and the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance.

No information is shown for the Putnam Capital Opportunities Fund, Putnam Equity Income Fund and Putnam Mid Cap Value Fund Sub-Accounts, because as of
December 31, 2002, the Sub-Accounts had not yet commenced operations.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                              SUB-ACCOUNT                                                   SINCE
SUB-ACCOUNT                                  INCEPTION DATE      1 YEAR           5 YEAR      10 YEAR     INCEPTION
----------------------------------------------------------------------------------------------------------------------
Putnam American Government Income                01/31/00             -0.82%            N/A     N/A              3.47%
----------------------------------------------------------------------------------------------------------------------
Putnam Capital Appreciation                      09/28/00            -30.11%            N/A     N/A            -28.07%
----------------------------------------------------------------------------------------------------------------------
Putnam Discovery                                 09/28/00            -36.84%            N/A     N/A            -47.01%
----------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income                        09/15/93             -3.59%          -3.44%    N/A             -0.35%
----------------------------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund of Boston          05/01/98            -17.41%            N/A     N/A             -4.65%
----------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation                   03/01/93            -20.97%          -5.66%    N/A              2.62%
----------------------------------------------------------------------------------------------------------------------
Putnam Global Equity                             05/01/90            -30.14%          -8.42%    N/A              1.49%
----------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income                         03/01/93            -26.98%          -5.70%    N/A              4.84%
----------------------------------------------------------------------------------------------------------------------
Putnam Growth Opportunities                      01/31/00            -36.90%            N/A     N/A            -35.45%
----------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences                           05/01/98            -28.31%            N/A     N/A             -6.78%
----------------------------------------------------------------------------------------------------------------------
Putnam High Yield                                03/01/93             -9.90%          -6.79%    N/A              0.84%
----------------------------------------------------------------------------------------------------------------------
Putnam Income                                    03/01/93             -1.82%           0.61%    N/A              1.84%
----------------------------------------------------------------------------------------------------------------------
Putnam International Equity                      01/02/97            -25.79%          -2.09%    N/A              0.34%
----------------------------------------------------------------------------------------------------------------------
Putnam International Growth and Income           01/02/97            -22.19%          -5.69%    N/A             -2.16%
----------------------------------------------------------------------------------------------------------------------
Putnam International New Opportunities           01/02/97            -21.99%          -6.99%    N/A             -6.65%
----------------------------------------------------------------------------------------------------------------------
Putnam Investors                                 05/01/98            -31.56%            N/A     N/A            -12.67%
----------------------------------------------------------------------------------------------------------------------
Putnam Money Market                              03/01/93             -8.03%          -0.92%    N/A             -0.32%
----------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities                         05/02/94            -37.75%          -9.97%    N/A              2.13%
----------------------------------------------------------------------------------------------------------------------
Putnam New Value                                 01/02/97            -23.84%          -2.37%    N/A              0.40%
----------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth                     05/01/98            -39.41%            N/A     N/A            -23.34%
----------------------------------------------------------------------------------------------------------------------
Putnam Research                                  10/01/98            -30.04%            N/A     N/A             -5.81%
----------------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value                           05/03/99            -26.30%            N/A     N/A              0.77%
----------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income               03/01/93            -31.70%          -9.49%    N/A              0.29%
----------------------------------------------------------------------------------------------------------------------
Putnam Vista                                     01/02/97            -37.83%          -8.65%    N/A             -4.18%
----------------------------------------------------------------------------------------------------------------------
Putnam Voyager                                   03/01/93            -34.05%          -5.73%    N/A              5.60%
----------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                                 FUND                                                       SINCE
SUB-ACCOUNT                                 INCEPTION DATE      1 YEAR           5 YEAR       10 YEAR     INCEPTION
----------------------------------------------------------------------------------------------------------------------
Putnam American Government Income               01/31/00              7.05%             N/A     N/A              8.19%
----------------------------------------------------------------------------------------------------------------------
Putnam Capital Appreciation                     09/28/00            -23.64%             N/A     N/A            -20.84%
----------------------------------------------------------------------------------------------------------------------
Putnam Discovery                                09/28/00            -30.69%             N/A     N/A            -37.90%
----------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income                       09/15/93              4.14%            0.90%    N/A              3.44%
----------------------------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund of Boston         05/01/98            -10.34%             N/A     N/A             -0.28%
----------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation                  02/01/88            -14.06%           -1.75%   5.61%             6.58%
----------------------------------------------------------------------------------------------------------------------
Putnam Global Equity                            05/01/90            -23.67%           -4.89%   4.20%             3.63%
----------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income                        02/01/88            -20.36%           -1.83%   7.51%             9.40%
----------------------------------------------------------------------------------------------------------------------
Putnam Growth Opportunities                     01/31/00            -30.75%             N/A     N/A            -29.49%
----------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences                          05/01/98            -21.75%             N/A     N/A             -2.46%
----------------------------------------------------------------------------------------------------------------------
Putnam High Yield                               02/01/88             -2.46%           -2.29%   4.38%             5.99%
----------------------------------------------------------------------------------------------------------------------
Putnam Income                                   02/01/88              6.00%            4.67%   5.63%             6.68%
----------------------------------------------------------------------------------------------------------------------
Putnam International Equity                     01/02/97            -19.12%            1.30%    N/A              3.47%
----------------------------------------------------------------------------------------------------------------------
Putnam International Growth and Income          01/02/97            -15.34%           -1.90%    N/A              1.21%
----------------------------------------------------------------------------------------------------------------------
Putnam International New Opportunities          01/02/97            -15.14%           -3.39%    N/A             -3.01%
----------------------------------------------------------------------------------------------------------------------
Putnam Investors                                05/01/98            -25.16%             N/A     N/A             -8.31%
----------------------------------------------------------------------------------------------------------------------
Putnam Money Market                             02/01/88             -0.51%            3.11%   3.30%             4.03%
----------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities                        05/02/94            -31.65%           -6.43%    N/A              4.59%
----------------------------------------------------------------------------------------------------------------------
Putnam New Value                                01/02/97            -17.08%            1.54%    N/A              3.90%
----------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth                    05/01/98            -33.38%             N/A     N/A            -18.20%
----------------------------------------------------------------------------------------------------------------------
Putnam Research                                 10/01/98            -23.57%             N/A     N/A             -1.27%
----------------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value                          05/03/99            -19.65%             N/A     N/A              4.98%
----------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income              05/01/92            -25.31%           -5.54%   3.85%             4.21%
----------------------------------------------------------------------------------------------------------------------
Putnam Vista                                    01/02/97            -31.73%           -5.15%    N/A             -1.08%
----------------------------------------------------------------------------------------------------------------------
Putnam Voyager                                  02/01/88            -27.76%           -2.32%   7.42%            10.11%
----------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                             YIELD  EFFECTIVE YIELD
----------------------------------------------------------------------------------------------
Putnam Money Market                                                     0.13%         0.13%
----------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                                     YIELD
-------------------------------------------------------------------------------------
Putnam American Government Income                                                N/A
-------------------------------------------------------------------------------------
Putnam Diversified Income                                                        N/A
-------------------------------------------------------------------------------------
Putnam High Yield                                                                N/A
-------------------------------------------------------------------------------------
Putnam Income                                                                    N/A
-------------------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

There is no information for Putnam Capital Opportunities Fund, Putnam Equity Income Fund and Putnam Mid Cap Value Fund Sub-Accounts because as of December 31, 2002, the Sub-Accounts had not commenced operation.

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $11.750    $11.114    $10.000        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.705    $11.750    $11.114        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                18          4         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.716    $11.099    $10.000        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.650    $11.716    $11.099        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.728    $11.106         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.657    $11.728         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $12.278         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.601         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.695    $11.089         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.601    $11.695         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $12.278         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.594         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $12.278         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.591         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $12.278         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.583         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 8.132    $ 9.512    $10.000        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.273    $ 8.132    $ 9.512        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                12          4         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.118    $ 9.510    $10.000        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.252    $ 8.118    $ 9.510        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.117    $ 9.589         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.249    $ 8.117         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 5.809         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.228         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.103    $ 9.585         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.228    $ 8.103         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 5.809         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.224         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 5.809         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.223         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 5.809         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.219         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM DISCOVERY GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 5.406    $ 7.869    $10.000        --(b)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 3.785    $ 5.406    $ 7.869        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                12          7         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 5.397    $ 7.867    $10.000        --(b)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 3.773    $ 5.397    $ 7.867        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 5.396    $ 8.400         --        --(b)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 3.770    $ 5.396         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 3.553         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 3.758         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 5.387    $ 8.397         --        --(b)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 3.758    $ 5.387         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 3.553         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 3.756         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 3.553         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 3.755         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 3.552         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 3.753         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.449    $10.160    $10.248   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.991    $10.449    $10.160   $10.248
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                28         25         21         2
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.414    $10.142    $10.245   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.938    $10.414    $10.142   $10.245
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          1          2        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.429    $10.463         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.949    $10.429         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4          2         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $10.339         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.896         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.395    $10.443         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.896    $10.395         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          1         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $10.339         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.890         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $10.339         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.887         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.338         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.880         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 9.449    $10.409    $11.052   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.203    $ 9.449    $10.409   $11.052
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                23         23         14        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 9.418    $10.390    $11.048   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.163    $ 9.418    $10.390   $11.048
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --          2        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 9.432    $10.445         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.171    $ 9.432         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.855         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.132         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 9.401    $10.424         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.132    $ 9.401         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.855         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.127         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.855         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.125         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 7.855         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.120         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 7.009    $10.060    $14.435   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.404    $ 7.009    $10.060   $14.435
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                99        126        104         1
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 6.986    $10.042    $14.430   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.378    $ 6.986    $10.042   $14.430
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          1          1        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 6.996    $10.080         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.383    $ 6.996         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 3          1         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 5.148         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.357         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 3         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 6.973    $10.061         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.357    $ 6.973         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 3          3         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 5.148         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.354         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 5.148         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.353         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 5.148         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.350         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.263    $11.041    $10.311   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.256    $10.263    $11.041   $10.311
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               715        716        453        47
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.229    $11.021    $10.307   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.216    $10.229    $11.021   $10.307
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                50         38         24         6
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.244    $11.148         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.224    $10.244         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                23         16         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.771         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.184         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 9         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.210    $11.127         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.184    $10.210         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 9          5         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.771         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.179         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.771         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.178         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 7.771         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.172         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 5.214    $ 7.732    $10.000        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 3.647    $ 5.214    $ 7.732        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                49         80         66        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 5.199    $ 7.722    $10.000        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 3.631    $ 5.199    $ 7.722        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          2          1        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 5.204    $ 8.113         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 3.633    $ 5.204         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 3.491         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 3.617         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 5.189    $ 8.101         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 3.617    $ 5.189         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 3.491         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 3.615         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 3.491         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 3.614         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 3.491         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 3.612         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $11.891    $14.918    $10.824   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.398    $11.891    $14.918   $10.824
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                83         88         58        17
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.851    $14.891    $10.820   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.353    $11.851    $14.891   $10.820
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 3          2         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.869    $13.591         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.362    $11.869         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2          2         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 8.996         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.317         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.829    $13.564         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.317    $11.829         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 8.996         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.311         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 8.996         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.309         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 8.996         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.303         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 9.660    $ 9.389    $10.353   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.518    $ 9.660    $ 9.389   $10.353
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                82         68         19         1
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 9.628    $ 9.372    $10.350   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.472    $ 9.628    $ 9.372   $10.350
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 5          5          4        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 9.643    $ 9.873         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.481    $ 9.643         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2          2         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 8.989         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.436         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 9.611    $ 9.854         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.436    $ 9.611         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          1         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 8.989         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.430         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 8.989         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.428         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 8.989         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.422         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $11.473    $10.772    $10.068   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.284    $11.473    $10.772   $10.068
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                67         45         17        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.435    $10.752    $10.065   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.225    $11.435    $10.752   $10.065
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                14          8          8         3
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.452    $10.866         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.237    $11.452         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                13          6         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $11.836         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.178         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.414    $10.845         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.178    $11.414         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2          2         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $11.836         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.171         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $11.836         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.168         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $11.836         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.161         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 8.443    $10.745    $10.703   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.220    $ 8.443    $10.745   $10.703
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               115        140         99        12
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.415    $10.726    $10.699   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.185    $ 8.415    $10.726   $10.699
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 5          6          1        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.428    $10.406         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.192    $ 8.428         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2          1         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.290         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.158         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.400    $10.386         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.158    $ 8.400         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.290         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.153         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.290         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.152         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 7.290         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.147         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 9.340    $11.847    $13.207   $10.000(b)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.631    $ 9.340    $11.847   $13.207
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                92         90         81         5
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 9.309    $11.826    $13.203   $10.000(b)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.594    $ 9.309    $11.826   $13.203
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                13         15          5        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 9.323    $11.524         --        --(b)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.601    $ 9.323         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 8          5         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.567         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.565         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 9.292    $11.502         --        --(b)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.565    $ 9.292         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.567         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.560         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.567         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.558         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 7.567         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.554         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 6.530    $ 9.222    $15.155   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.597    $ 6.530    $ 9.222   $15.155
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                30         42         51         7
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 6.508    $ 9.206    $15.150   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.570    $ 6.508    $ 9.206   $15.150
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          1          3         2
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 6.518    $ 8.926         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.576    $ 6.518         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 5.611         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.549         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 6.496    $ 8.909         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.549    $ 6.496         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 5.611         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.545         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 5.611         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.544         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 5.611         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.541         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM INVESTORS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 7.491    $10.031    $12.421   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.663    $ 7.491    $10.031   $12.421
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               264        311        235        10
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 0.747    $ 1.001    $ 1.242   $ 1.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.564    $ 0.747    $ 1.001   $ 1.242
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               101        129        115        74
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 7.477    $ 9.999         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.641    $ 7.477         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 0.525         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.561         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 0.745    $ 0.998         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.561    $ 0.745         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 0.525         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.561         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 0.525         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.561         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 0.525         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 0.561         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 1.092    $ 1.060    $ 1.009   $ 1.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.098    $ 1.092    $ 1.060   $ 1.009
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               267        121         38        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.885    $10.582    $10.089   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.923    $10.885    $10.582   $10.089
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 1.090    $ 1.064         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.093    $ 1.090         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $10.880         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.881         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.865    $10.622         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.881    $10.865         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $10.879         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.874         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $10.879         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.872         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.879         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.865         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 7.410    $10.685    $14.596   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.116    $ 7.410    $10.685   $14.596
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               134        181        165        13
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 7.385    $10.666    $14.591   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.092    $ 7.385    $10.666   $14.591
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 9         11          8         4
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 7.396    $11.810         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.097    $ 7.396         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4          4         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 4.743         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.072         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 7.372    $11.787         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.072    $ 7.372         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2          2         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 4.743         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.069         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 4.743         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.068         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 4.743         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.065         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $12.918    $12.587    $10.373   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.820    $12.918    $12.587   $10.373
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                80         70         33         9
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $12.875    $12.564    $10.370   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.768    $12.875    $12.564   $10.370
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                16         14          3         2
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $12.894    $12.680         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.779    $12.894         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4          3         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 9.860         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.727         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $12.851    $12.655         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.727    $12.851         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 9.860         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.720         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 9.860         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.718         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 9.860         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.711         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 4.276    $ 7.932    $16.351   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 2.878    $ 4.276    $ 7.932   $16.351
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                58         65         50         2
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 4.262    $ 7.917    $16.346   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 2.864    $ 4.262    $ 7.917   $16.346
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 6          6          1        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 4.268    $ 8.786         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 2.867    $ 4.268         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 2.665         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 2.853         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 4.254    $ 8.769         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 2.853    $ 4.254         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 2.664         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 2.851         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 2.664         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 2.850         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 2.664         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 2.849         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 9.279    $11.511    $11.831   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.164    $ 9.279    $11.511   $11.831
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                77         73         47         6
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 9.248    $11.490    $11.827   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.129    $ 9.248    $11.490   $11.827
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                18          7          1        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 9.262    $11.976         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.136    $ 9.262         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                13          9         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 6.460         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.102         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 9.231    $11.953         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.102    $ 9.231         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4          2         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 6.460         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.098         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 6.460         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.096         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 6.460         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.092         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $15.722    $13.403    $10.858   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.760    $15.722    $13.403   $10.858
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                22         30         17         7
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $15.670    $13.379    $10.855   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.699    $15.670    $13.379   $10.855
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2          2         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $15.693    $13.927         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.711    $15.693         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2          2         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $12.644         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.650         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $15.641    $13.900         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.650    $15.641         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $12.644         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.642         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $12.644         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.640         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $12.644         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.632         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $11.057    $11.080    $10.186   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.014    $11.057    $11.080   $10.186
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               232        160         89         4
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.020    $11.060    $10.183   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.965    $11.020    $11.060   $10.183
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                27         13         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.036    $11.102         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.975    $11.036         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                10          5         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 9.521         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.927         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 6         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.000    $11.081         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.927    $11.000         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 6          3         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 9.521         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.921         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 9.521         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.919         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 9.521         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.913         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 8.845    $11.470    $ 9.841   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.673    $ 8.845    $11.470   $ 9.841
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                34         43         28        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.816    $11.449    $ 9.837   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.641    $ 8.816    $11.449   $ 9.837
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          1          1        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.829    $11.038         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.648    $ 8.829         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          1         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 6.227         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.616         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.800    $11.017         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.616    $ 8.800         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 6.227         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.612         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 6.227         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.610         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 6.227         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.606         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VISTA FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 8.716    $13.212    $13.892   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.011    $ 8.716    $13.212   $13.892
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                82        106         72         7
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.687    $13.188    $13.887   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.982    $ 8.687    $13.188   $13.887
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2          2          3         1
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.700    $13.713         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.988    $ 8.700         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 5.711         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.959         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.671    $13.686         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.959    $ 8.671         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2          1         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 5.711         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.955         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 5.711         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.954         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 5.710         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.950         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 8.879    $11.527    $13.922   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.478    $ 8.879    $11.527   $13.922
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               363        386        284        17
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.849    $11.506    $13.918   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.447    $ 8.849    $11.506   $13.918
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                21         18          6        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.862    $11.688         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.453    $ 8.862         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                35         27         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 6.217         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.422         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.833    $11.666         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.422    $ 8.833         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2          2         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 6.216         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.418         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 6.216         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.417         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 6.216         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.413         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

(a) Inception date August 5, 2002.

(b) Inception date October 11, 2002.

                                     PART A

PUTNAM HARTFORD CAPITAL MANAGER EDGE
SEPARATE ACCOUNT TEN
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085                                   [THE HARTFORD
TELEPHONE: 1-800-521-0538                                          LOGO]

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--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series II of the Putnam Hartford Capital Manager Edge variable annuity. Please read it carefully.

The Putnam Hartford Capital Manager Edge variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.
--------------------------------------------------------------------------------

At the time you purchase your Contract, you allocate your Net Premium Payment, which is any purchase payment less the sales charge and any premium taxes, to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- PUTNAM AMERICAN GOVERNMENT INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT American Government Income Fund of Putnam Variable Trust

- PUTNAM CAPITAL APPRECIATION SUB-ACCOUNT which purchases Class IB shares of Putnam VT Capital Appreciation Fund of Putnam Variable Trust

- PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT which purchases Class IB shares of Putnam VT Capital Opportunities Fund of Putnam Variable Trust

- PUTNAM DISCOVERY GROWTH SUB-ACCOUNT (formerly Putnam Voyager Fund II Sub-Account) which purchases Class IB shares of Putnam VT Discovery Growth of Putnam Variable Trust

- PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Diversified Income Fund of Putnam Variable Trust

- PUTNAM EQUITY INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Equity Income Fund of Putnam Variable Trust

- PUTNAM THE GEORGE PUTNAM FUND OF BOSTON SUB-ACCOUNT which purchases Class IB shares of Putnam VT The George Putnam Fund of Boston of Putnam Variable Trust

- PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT which purchases Class IB shares of Putnam VT Global Asset Allocation Fund of Putnam Variable Trust

- PUTNAM GLOBAL EQUITY SUB-ACCOUNT (formerly Putnam Global Growth Sub-Account) which purchases Class IB shares of Putnam VT Global Equity Fund of Putnam Variable Trust

- PUTNAM GROWTH AND INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Growth and Income Fund of Putnam Variable Trust

- PUTNAM GROWTH OPPORTUNITIES SUB-ACCOUNT which purchases Class IB shares of Putnam VT Growth Opportunities Fund of Putnam Variable Trust

- PUTNAM HEALTH SCIENCES SUB-ACCOUNT which purchases Class IB shares of Putnam VT Health Sciences Fund of Putnam Variable Trust

- PUTNAM HIGH YIELD SUB-ACCOUNT which purchases Class IB shares of Putnam VT High Yield Fund of Putnam Variable Trust

- PUTNAM INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL EQUITY SUB-ACCOUNT (formerly Putnam International Growth Sub-Account) which purchases Class IB shares of Putnam VT International Equity Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT International Growth and Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IB shares of Putnam VT International New Opportunities Fund of Putnam Variable Trust

- PUTNAM INVESTORS SUB-ACCOUNT which purchases Class IB shares of Putnam VT Investors Fund of Putnam Variable Trust

- PUTNAM MID CAP VALUE SUB-ACCOUNT which purchases Class IB shares of Putnam VT Mid Cap Value Fund of Putnam Variable Trust

- PUTNAM MONEY MARKET SUB-ACCOUNT which purchases Class IB shares of Putnam VT Money Market Fund of Putnam Variable Trust

- PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IB shares of Putnam VT New Opportunities Fund of Putnam Variable Trust

- PUTNAM NEW VALUE SUB-ACCOUNT which purchases Class IB shares of Putnam VT New Value Fund of Putnam Variable Trust

- PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT which purchases Class IB shares of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust

- PUTNAM RESEARCH SUB-ACCOUNT which purchases Class IB shares of Putnam VT Research Fund of the Putnam Variable Trust

- PUTNAM SMALL CAP VALUE SUB-ACCOUNT which purchases Class IB shares of Putnam VT Small Cap Value Fund of Putnam Variable Trust

- PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Utilities Growth and Income Fund of Putnam Variable Trust

- PUTNAM VISTA SUB-ACCOUNT which purchases Class IB shares of Putnam VT Vista Fund of Putnam Variable Trust

- PUTNAM VOYAGER SUB-ACCOUNT which purchases Class IB shares of Putnam VT Voyager Fund of Putnam Variable Trust

You may also allocate some or all of your Net Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: JANUARY 30, 2004


STATEMENT OF ADDITIONAL INFORMATION DATED: JANUARY 30, 2004

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                         PAGE
 ----------------------------------------------------------------------------
 DEFINITIONS                                                               4
 ----------------------------------------------------------------------------
 FEE TABLES                                                                6
 ----------------------------------------------------------------------------
 HIGHLIGHTS                                                                9
 ----------------------------------------------------------------------------
 GENERAL CONTRACT INFORMATION                                             11
 ----------------------------------------------------------------------------
   Hartford Life and Annuity Insurance Company                            11
 ----------------------------------------------------------------------------
   The Separate Account                                                   11
 ----------------------------------------------------------------------------
   The Funds                                                              11
 ----------------------------------------------------------------------------
 PERFORMANCE RELATED INFORMATION                                          14
 ----------------------------------------------------------------------------
 THE FIXED ACCUMULATION FEATURE                                           15
 ----------------------------------------------------------------------------
 THE CONTRACT                                                             16
 ----------------------------------------------------------------------------
   Purchases and Contract Value                                           16
 ----------------------------------------------------------------------------
   Charges and Fees                                                       18
 ----------------------------------------------------------------------------
   Principal First                                                        20
 ----------------------------------------------------------------------------
   Death Benefit                                                          21
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   Surrenders                                                             25
 ----------------------------------------------------------------------------
 ANNUITY PAYOUTS                                                          26
 ----------------------------------------------------------------------------
 OTHER PROGRAMS AVAILABLE                                                 29
 ----------------------------------------------------------------------------
 OTHER INFORMATION                                                        29
 ----------------------------------------------------------------------------
   Legal Matters                                                          30
 ----------------------------------------------------------------------------
   More Information                                                       30
 ----------------------------------------------------------------------------
 FEDERAL TAX CONSIDERATIONS                                               31
 ----------------------------------------------------------------------------
 TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                 35
 ----------------------------------------------------------------------------
 APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       36
 ----------------------------------------------------------------------------
 APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                       40
 ----------------------------------------------------------------------------
 APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                              43
 ----------------------------------------------------------------------------
 APPENDIX IV -- ACCUMULATION UNIT VALUES                                  44
 ----------------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, Joint Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
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In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NET PREMIUM PAYMENT: This is your premium payment minus any sales charge and premium tax, or any other fee that we take prior to allocating payments according to your instructions.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected, you may take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a
  percentage of Premium Payments):                           5.5%
--------------------------------------------------------------------
Range of Sales Charges Imposed on Purchases (as a
  percentage of Premium Payments) (1):

                                                          SALES
CUMULATIVE PREMIUM PAYMENT                               CHARGE
--------------------------------------------------------------------
    Up to $49,999.99                                         5.5%
--------------------------------------------------------------------
    $50,000 to $99,999.99                                    4.5%
--------------------------------------------------------------------
    $100,000 to $249,999.99                                  3.5%
--------------------------------------------------------------------
    $250,000 to $499,999.99                                  2.5%
--------------------------------------------------------------------
    $500,000 to $999,999.99                                  2.0%
--------------------------------------------------------------------
    $1,000,000 and over                                      1.0%
--------------------------------------------------------------------

(1) Hartford may waive any Sales Charge for Contract Owners who take part in asset-based or fee-based brokerage accounts or other groups who meet certain aggregate Premium Payment levels.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


ANNUAL MAINTENANCE FEE (2)                                   $30
--------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of
  average daily Sub-Account Value)
    Mortality and Expense Risk Charge                       0.80%
--------------------------------------------------------------------
    Administrative Charge                                   0.15%
--------------------------------------------------------------------
Total Separate Account Annual Expenses                      0.95%
--------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                                  0.50%
--------------------------------------------------------------------
    Optional Death Benefit Charge                           0.15%
--------------------------------------------------------------------
    Earnings Protection Benefit Charge                      0.20%
--------------------------------------------------------------------
Total Separate Account Annual Expenses with all
  optional charges                                          1.80%
--------------------------------------------------------------------


(2) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                           Minimum      Maximum
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund
assets, including management fees, Rule 12b-1
distribution and/or service fees, and other expenses)       0.73%        1.81%
---------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

THIS TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. BECAUSE OF THIS, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER THAN OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW.

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                    (As a percentage of average net assets)

                                                                                  TOTAL ANNUAL
                                                                                 FUND OPERATING
                                                       12B-1                    EXPENSES (BEFORE                       TOTAL
                                                    DISTRIBUTION                CONTRACTUAL FEE   CONTRACTUAL FEE      ANNUAL
                                                       AND/OR                      WAIVERS OR       WAIVERS OR          FUND
                                     MANAGEMENT      SERVICING        OTHER         EXPENSE           EXPENSE        OPERATING
                                        FEES          FEES (2)      EXPENSES    REIMBURSEMENTS)   REIMBURSEMENTS      EXPENSES
 --------------------------------------------------------------------------------------------------------------------------------
 Putnam VT American Government
   Income Fund -- Class IB               0.65%           0.25%          0.09%           0.99%             N/A            0.99%
 --------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Capital Appreciation
   Fund -- Class IB                      0.65%           0.25%          0.48%           1.38%             N/A            1.38%
 --------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Capital Opportunities
   Fund -- Class IB (1)                  0.65%           0.25%          0.74%           1.64%             N/A            1.64%
 --------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Discovery Growth
   Fund -- Class IB                      0.70%           0.25%          0.86%           1.81%             N/A            1.81%
 --------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Diversified Income
   Fund -- Class IB                      0.69%           0.25%          0.13%           1.07%             N/A            1.07%
 --------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Equity Income Fund --
   Class IB (1)                          0.65%           0.25%          0.67%           1.57%             N/A            1.57%
 --------------------------------------------------------------------------------------------------------------------------------
 Putnam VT The George Putnam Fund
   of Boston -- Class IB                 0.64%           0.25%          0.11%           1.00%             N/A            1.00%
 --------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Global Asset
   Allocation Fund -- Class IB           0.69%           0.25%          0.22%           1.16%             N/A            1.16%
 --------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Global Equity Fund --
   Class IB                              0.75%           0.25%          0.14%           1.14%             N/A            1.14%
 --------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Growth and Income
   Fund -- Class IB                      0.48%           0.25%          0.04%           0.77%             N/A            0.77%
 --------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Growth Opportunities
   Fund -- Class IB                      0.70%           0.25%          0.26%           1.21%             N/A            1.21%
 --------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Health Sciences
   Fund -- Class IB                      0.70%           0.25%          0.13%           1.08%             N/A            1.08%
 --------------------------------------------------------------------------------------------------------------------------------
 Putnam VT High Yield Fund --
   Class IB                              0.68%           0.25%          0.10%           1.03%             N/A            1.03%
 --------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Income Fund -- Class
   IB                                    0.59%           0.25%          0.09%           0.93%             N/A            0.93%
 --------------------------------------------------------------------------------------------------------------------------------
 Putnam VT International Equity
   Fund -- Class IB                      0.77%           0.25%          0.22%           1.24%             N/A            1.24%
 --------------------------------------------------------------------------------------------------------------------------------
 Putnam VT International Growth
   and Income Fund -- Class IB           0.80%           0.25%          0.20%           1.25%             N/A            1.25%
 --------------------------------------------------------------------------------------------------------------------------------
 Putnam VT International New
   Opportunities Fund -- Class
   IB                                    1.00%           0.25%          0.27%           1.52%             N/A            1.52%
 --------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Investors Fund --
   Class IB                              0.63%           0.25%          0.09%           0.97%             N/A            0.97%
 --------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Mid Cap Value Fund --
   Class IB (1)                          0.70%           0.25%          0.45%           1.40%             N/A            1.40%
 --------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Money Market Fund --
   Class IB                              0.40%           0.25%          0.08%           0.73%             N/A            0.73%
 --------------------------------------------------------------------------------------------------------------------------------
 Putnam VT New Opportunities
   Fund -- Class IB                      0.57%           0.25%          0.06%           0.88%             N/A            0.88%
 --------------------------------------------------------------------------------------------------------------------------------
 Putnam VT New Value Fund --
   Class IB                              0.69%           0.25%          0.09%           1.03%             N/A            1.03%
 --------------------------------------------------------------------------------------------------------------------------------
 Putnam VT OTC & Emerging Growth
   Fund -- Class IB                      0.70%           0.25%          0.20%           1.15%             N/A            1.15%
 --------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Research Fund -- Class
   IB                                    0.65%           0.25%          0.13%           1.03%             N/A            1.03%
 --------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Small Cap Value
   Fund -- Class IB                      0.80%           0.25%          0.12%           1.17%             N/A            1.17%
 --------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Utilities Growth and
   Income Fund -- Class IB               0.69%           0.25%          0.10%           1.04%             N/A            1.04%
 --------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Vista Fund -- Class IB        0.64%           0.25%          0.10%           0.99%             N/A            0.99%
 --------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Voyager Fund -- Class
   IB                                    0.54%           0.25%          0.06%           0.85%             N/A            0.85%
 --------------------------------------------------------------------------------------------------------------------------------

(1) Expenses represent estimates for the Fund's current fiscal year, which ends on December 31, 2003.
(2) See the Fund's prospectus for information about the Fund's distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. While the maximum rate payable under the Distribution Plan is 0.35% per year of the Fund's average net assets on class IB shares, the Trustees of the Fund currently limit the rate at 0.25% per year through at least the end of the Fund's current fiscal year.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                         $  907
----------------------------------------------------------------------
3 years                                                        $1,634
----------------------------------------------------------------------
5 years                                                        $2,379
----------------------------------------------------------------------
10 years                                                       $4,322
----------------------------------------------------------------------



(2)  If you annuitize at the end of the applicable time period:



1 year                                                         $  900
----------------------------------------------------------------------
3 years                                                        $1,627
----------------------------------------------------------------------
5 years                                                        $2,371
----------------------------------------------------------------------
10 years                                                       $4,314
----------------------------------------------------------------------



(3)  If you do not Surrender your Contract:



1 year                                                         $  907
----------------------------------------------------------------------
3 years                                                        $1,634
----------------------------------------------------------------------
5 years                                                        $2,379
----------------------------------------------------------------------
10 years                                                       $4,322
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a sales charge. You may bear the investment risk for your Net Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You pay a sales charge when you purchase your Contract and when you make additional Premium Payments to your Contract. The percent of the sales charge depends on the size of your Premium Payment to date. The bigger your Premium Payment to date, the lower the percentage of your sales charge:

                      CUMULATIVE
                    PREMIUM PAYMENT                     SALES CHARGE
 -------------------------------------------------------------------
  Up        to $ 49,999.99                                5.5%
 -------------------------------------------------------------------
  $50,000   to $ 99,999.99                                4.5%
 -------------------------------------------------------------------
  $100,000  to $249,999.99                                3.5%
 -------------------------------------------------------------------
  $250,000  to $499,999.99                                2.5%
 -------------------------------------------------------------------
  $500,000  to $999,999.99                                2.0%
 -------------------------------------------------------------------
  $1,000,000 and over                                     1.0%
 -------------------------------------------------------------------

If you have other Contracts with us, under a program called "RIGHTS OF ACCUMULATION", we might include those Premium Payments when determining your sales charge for this Contract. Ask your financial consultant or call us to see if your other Contracts qualify.

You might be able to lower the sales charge you pay when you purchase your Contract by signing a LETTER OF INTENT. This is a contract between us where you decide how much you want to invest in the 13 months from the date you purchase this Contract. On the date you purchase your Contract, we deduct the sales charge based on the total amount you plan on investing over the following 13 months. This usually results in a lower percentage sales charge than if you made one initial investment and several Premium Payments later on. Think about the planned Premium Payments for your Letter of Intent carefully. If you don't make all the Premium Payments you plan on making, we will recalculate the sales charge for the amounts we actually received in the 13-month period. If the percentage sales charge on the actual amount received is more than the percentage sales charge we actually deducted, we will deduct the outstanding sales charge proportionally from all your Accounts. We may also accept a Letter of Intent for another 13 month period for subsequent Premium Payments. The Letter of Intent may not be available in all states.

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is deducted daily and is equal to an annual charge of 0.80% of your Contract Value invested in the Funds.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.15% of Sub-Account Value during both the accumulation and annuity phases of the Contract.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.


- PRINCIPAL FIRST CHARGE -- Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds. The Optional Death Benefit must be elected at the time you send your initial Premium Payment.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options, but only if you selected the variable dollar amount Annuity Payouts.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.


WILL HARTFORD PAY A DEATH BENEFIT?


There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

 - The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

 -  The Contract Value of your Contract;

 -  Your Maximum Anniversary Value; or

 - Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract, plus any Sales Charges deducted on or before the date the Earnings Protection Benefit was added to your Contract, plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain, and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to any laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------
time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06102-5085. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.             3/10/03       A+    Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                      12/31/02      AA-    Financial strength
------------------------------------------------------------------------------------------------
 Fitch                                  10/30/02      AA     Financial strength
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on March 1, 1993 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for the benefit of you and other Contract Owners, and the persons entitled to the payments described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account which holds assets of other variable annuity contracts offered by the Separate Account which are not described in this prospectus.


- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.


We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Putnam Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan
Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Fund's Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND -- Seeks high current income with preservation of capital as its secondary objective. The fund pursues its goal by investing mainly in U.S. government bonds, although it may also invest in mortgage-backed securities that are privately issued and not supported by the credit of any government agency or instrumentality. Under normal circumstances, the fund invests at least 80% of its net assets in U.S. government securities and may invest up to 20% of net assets in mortgage-backed securities that are privately issued

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
and not supported by the credit of any government agency or instrumentality.

PUTNAM VT CAPITAL APPRECIATION FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT CAPITAL OPPORTUNITIES FUND -- Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT DISCOVERY GROWTH FUND (formerly Putnam VT Voyager Fund II) -- Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.

PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund pursues its goal by investing in bonds from multiple sectors, including the U.S. and investment-grade sector, the high yield sector and the international sector.

PUTNAM VT EQUITY INCOME FUND -- Seeks current income. Capital growth is a secondary objective when consistent with seeking current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for current income and may also offer the potential for capital growth. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks and other equity investments that offer potential for current income.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital. The fund pursues its goal by investing in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers.

PUTNAM VT GLOBAL EQUITY FUND (formerly Putnam VT Global Growth Fund) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies worldwide that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.

PUTNAM VT GROWTH OPPORTUNITIES FUND -- Seeks capital appreciation. The fund pursues its goal by investing in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies in the health sciences industries, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in securities of (a) companies that derive at least 50% of their assets, revenues or profits from the pharmaceutical, health care services, applied research and development and medical equipment and supplies industries, or (b) companies Putnam Management thinks have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund pursues its goal by investing mainly in bonds that (a) are obligations of U.S. companies, (b) are below investment-grade in quality (junk bonds) and (c) have intermediate to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in securities rated below investment grade.

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund pursues its goal by investing mainly in bonds that (a) are obligations of companies and governments worldwide denominated in U.S. dollars, (b) are either investment-grade or below investment-grade (junk bonds) and (c) have intermediate to long-term maturities (three years or longer).

PUTNAM VT INTERNATIONAL EQUITY FUND (formerly Putnam VT International Growth
Fund) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective. The fund pursues its goal by investing mainly in common stocks of companies outside the United States, with a focus on value stocks that offer the potential for income.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States, with a focus on growth stocks.

PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT MID CAP VALUE FUND -- Seeks capital appreciation and, as a secondary objective, current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the fund invests at least 80% of its net assets in midsized companies. These are of a size similar to those in the Russell Midcap Value Index, a commonly used measure of midsized company performance.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
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PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential.

PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks.

PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks traded in the over-the-counter ("OTC") market and common stocks of "emerging growth" companies listed on securities exchanges.

PUTNAM VT RESEARCH FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management thinks have the greatest potential for capital appreciation with stock prices that reflect a value lower than that which Putnam Management places on the company, or whose earnings Putnam Management believes are likely to grow over time.

PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the fund invests at least 80% of net assets in small companies of a size similar to those in the Russell 2000 Value Index.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in a combination of U.S. stocks and bonds of companies in the utilities industries that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity and debt investments of companies in the utilities industries.

PUTNAM VT VISTA FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
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The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses, Separate Account Annual Expenses without any optional charge deductions, the lowest Sales Charge and do not include deduction for the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Putnam Money Market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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THE FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion. If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our General Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against loss in declining markets.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.

THE CONTRACT
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PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payments that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued . You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment minus the Sales Charge and any Premium Payment is your Net Premium Payment. Your Net Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, your Net Premium Payment will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, your Net Premium Payment will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the Net Premium Payment will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Net Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Net Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until your provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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Contract. We will refund any sales charge deducted during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Net Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Net Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Net Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distribution per share of each Fund held in the Sub-Account at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; multiplied by

- The daily expense factor for the mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charges.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, or telephone.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply our policy to your Contract during each Contract Year.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.


The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Each of these products and plans may have different transfer restrictions or no transfer restrictions at all. The effect on you may include higher transaction costs or lower performance.


ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-521-0538.

- Electronically, if available, by the Internet through our website at www.putnaminv.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

SALES CHARGE

The purpose of the sales charge is to cover expenses relating to the sale and distribution of the Contracts, including commissions paid to distributing organizations and their sales personnel, the cost of preparing sales literature and other promotional activities. If the sales charge is not sufficient to cover sales and distribution expenses, we pay them from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

You pay a sales charge when you purchase your Contract and when you make additional Premium Payments to your Contract. The amount of the sales charge depends on the size of your Premium Payment. The bigger your Premium Payments to date, the lower the percentage of your sales charge:

                      CUMULATIVE
                    PREMIUM PAYMENT                     SALES CHARGE
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  Up        to $ 49,999.99                                5.5%
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  $50,000   to $ 99,999.99                                4.5%
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  $100,000  to $249,999.99                                3.5%
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  $250,000  to $499,999.99                                2.5%
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  $500,000  to $999,999.99                                2.0%
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  $1,000,000 and over                                     1.0%
 -------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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If you have other investment products with us, under a program called "Rights of Accumulation", we might include those account values when determining your sales charge for this Contract. Ask your financial consultant or call us to see if your other investment products qualify. Under our Rights of Accumulation program, if you, your spouse or any other immediate family member are the owner of any other individual annuity contract or variable life insurance policy issued by Hartford or its affiliates, shares of any mutual fund sponsored by Putnam Investments, or shares of another mutual fund or 529 plan that Hartford has approved for the program, we will include those account values along with your Premium Payments when determining your sales charge for the Contract. The other contracts, policies and mutual funds must be identified by you at the time you complete your application or request for annuity, and each time you make subsequent Premium Payments, and must be recognized by Hartford as part of this program. Ask your registered representative or call us to see if your other contracts, policies or mutual funds qualify. This program may not be available in all States.

You might be able to lower the sales charge you pay when you purchase your Contract by signing a LETTER OF INTENT. This is a contract between us where you decide how much you want to invest in the 13 months from the date you purchase this Contract. On the date you purchase your Contract, we deduct the sales charge based on the total amount you plan on investing over the following 13 months. This usually results in a lower sales charge than if you made one initial investment and several Premium Payments later on. Think about the planned Premium Payments for your Letter of Intent carefully. If you don't make all the Premium Payments you plan on making, we will recalculate the sales charge for the amounts we received in the 13 month period. If it turns out you owe us additional money, we will deduct this amount proportionally from your Accounts. We may also accept a Letter of Intent for another 13 month period for subsequent Premium Payments. The Letter of Intent may not be available in all states.

Hartford reserves the right to waive any Sales Charge for Contract Owners who take part in asset-based or fee-based brokerage accounts or other groups who met certain aggregate premium payment levels.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 0.80% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Net Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Net Premium Payments are accumulating, we may experience a loss resulting from the death of an Annuitant or Contract Owner before commencement of Annuity payments in periods of declining value. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Sales Charge and Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions.

ADMINISTRATIVE CHARGE

For Administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account

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during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

You should refer to the Trust prospectus for a description of deductions and expenses paid out of the assets of the Trust's portfolios.

PREMIUM TAXES

We deduct Premium Taxes if required by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects management fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.


PRINCIPAL FIRST CHARGE



Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your Contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% from your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge.


OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, THE ADMINISTRATIVE CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

PRINCIPAL FIRST

Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

If you elect Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

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- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.


We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.


Each surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.


You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called the Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.


If you elect Principal First and later decide to annuitize your Contract, you may choose from another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.


If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.


Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, Joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

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The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

If you purchase your contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Net Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract, plus any Sales Charges deducted on or before the date the Earnings Protection Benefit was added to your Contract, plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant is age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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________________________________________________________________________________

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- After the deduction of Sales Charges, your Net Premium Payment is $96,500,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $96,500 = $303,500.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($96,500),

- plus Sales Charges deducted on or before the date the Earnings Protection Benefit was added to your Contract ($3,500),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0).

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Earnings Protection Benefit is $480,000.
________________________________________________________________________________

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date

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of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can make Sub-Account transfers.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.
SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the Death Benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit or the Optional Death Benefit, if the spouse had elected to receive the Death Benefit amount. This spousal contract continuation is available only once for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE...                AND...                        AND...                     THEN THE...
----------------------------------------------------------------------------------------------------------------------
Contract Owner                There is a surviving joint    The Annuitant is living or    Joint Contract Owner
                              Contract Owner                deceased                      receives the Death Benefit.
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Contract Owner                There is no surviving joint   The Annuitant is living or    Designated Beneficiary
                              Contract Owner                deceased                      receives the Death Benefit.
----------------------------------------------------------------------------------------------------------------------
Contract Owner                There is no surviving joint   The Annuitant is living or    Contract Owner's estate
                              Contract Owner and the        deceased                      receives the Death Benefit.
                              Beneficiary predeceases the
                              Contract Owner
----------------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living  There is no named Contingent  The Contract Owner becomes
                                                            Annuitant                     the Contingent Annuitant and
                                                                                          the Contract continues.
----------------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living  The Contingent Annuitant is   Contingent Annuitant becomes
                                                            living                        the Annuitant, and the
                                                                                          Contract continues.
----------------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is a       There is no named Contingent  The Contract Owner receives
                              trust or other non-natural    Annuitant                     the Death Benefit.
                              person

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE...                      AND...                                 THEN THE...
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives a payout at
                                                                        death, if any.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain, or Payments for a Period Certain variable dollar amount Annuity Payout Option. Under these options, we pay you the Commuted Value of your Contract. The Commuted Value is determined on the day we receive your written request for Surrender.


PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payments for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

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TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone Surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
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THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Valuation Day immediately following the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to any laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value at the time of Annuitization minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts; either fixed, variable, or a combination of fixed and variable, after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We make Annuity Payouts during the lifetime of the Annuitant and a Joint Annuitant, and we guarantee to make those Annuity Payouts for a time period you select which is not less than 5 years and no more than 100 years minus your younger Annuitant's age. If both the Annuitant and your Joint Annuitant die before the time period selected is over, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units; for fixed dollar amount Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 5 years. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

PRINCIPAL FIRST PAYOUT OPTION

If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar

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  amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the Sub-Accounts earned more than the AIR. If the second Annuity Payout is less than the first, the Sub-Account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
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OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other Programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program.

INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.


AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. Amounts taken under this Program if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.



AUTOMATIC REBALANCING PROGRAM -- Automatic Rebalancing is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Automatic Rebalancing Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.


DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Fund into a different Fund. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

OTHER INFORMATION
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ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by

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the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will waive the sales charge. This waiver in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts; and
(3) selected participants of certain 401(k) plans administered by Putnam Investments.

INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity Insurance Company, is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Hartford Life.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million.

Hartford Life and ICMG have appealed the judgment on the trade secret and breach of contract claims. Bancorp has cross-claimed the pre-trial dismissal of its patent infringement claim. Hartford Life's management, based on the opinion of its legal advisors, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

On March 16, 2003, a final decision and award was issued in an arbitration between Hartford Life and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Although Hartford Life believed that its position in this arbitration was strong, an adverse outcome could have resulted in a decrease to Hartford Life's statutory surplus and capital and could have potentially increased the death benefit costs incurred by Hartford Life in the future. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were not limited or reduced in any manner and, as a result, are left unchanged.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06102-5085.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

  Hartford Life and Annuity Insurance Company
  Attn: Investment Product Services
  P.O. Box 5085
  Hartford, Connecticut 06102-5085.
  Telephone: (800) 521-0538

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
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FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the

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    Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
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        current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with respect to the Contract. Please contact your tax adviser for more information.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the

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tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H.  ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2003, the maximum estate tax rate is 49% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

 GENERAL INFORMATION
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     Safekeeping of Assets
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     Experts
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     Non-Participating
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     Misstatement of Age or Sex
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     Principal Underwriter
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 PERFORMANCE RELATED INFORMATION
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     Total Return for all Sub-Accounts
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     Yield for Sub-Accounts
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     Money Market Sub-Accounts
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     Additional Materials
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     Performance Comparisons
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 PERFORMANCE TABLES
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 ACCUMULATION UNIT VALUES
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 FINANCIAL STATEMENTS
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
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Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

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In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
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Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

40                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value

--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   41
--------------------------------------------------------------------------------

EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- After the deduction of Sales Charges, your Net Premium Payment is $96,500,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($96,500),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$13,500 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($96,500),

- Add any adjustments for partial Surrenders ($0).

So the Contract gain equals $43,500.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($96,500),

- plus Sales Charges deducted on or before the Earnings Protection Benefit was added to your Contract ($3,500),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0)

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $43,500 or $17,400 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $157,400.

42                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- After the deduction of Sales Charges, your Net Premium Payment is $96,500,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($96,500)

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$6,500 which is greater than zero, so there is a $6,500 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($96,500),

- Add any adjustments for partial Surrenders ($6,500),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($96,500),

- plus Sales Charges deducted on or before the Earnings Protection Benefit was added to your Contract ($3,500),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($6,500)

Which equals $93,500. The cap is 200% of $93,500, which is $187,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   43
--------------------------------------------------------------------------------

APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

44                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.

There is no information for the Putnam Capital Opportunities Fund, Putnam Equity Income Fund and Putnam Mid Cap Value Fund Sub-Accounts, because as of
December 31, 2002, the Sub-Accounts had not been in operation.

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $11.837(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $12.470
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                     3
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $11.962(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $12.240
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   132
---------------------------------------------------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 7.321(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 6.176
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 5.740(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 6.145
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    14
---------------------------------------------------------------------------------------------------------
PUTNAM DISCOVERY GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 4.794(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.733
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 3.518(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.707
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    49
---------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   45
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $12.932(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $13.155
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 9.864(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $10.373
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    87
---------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $27.649(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $24.269
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 7.161(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 7.396
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                     7
---------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $17.959(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $14.896
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 3.327(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.454
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   168
---------------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $43.553(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $35.801
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                     2
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 8.349(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 8.773
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   489
---------------------------------------------------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 4.383(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.581
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 3.116(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.225
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   125
---------------------------------------------------------------------------------------------------------

46                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $10.168(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 8.750
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                     2
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 6.726(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 6.950
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   117
---------------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $23.124(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $22.361
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 8.472(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 8.882
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    73
---------------------------------------------------------------------------------------------------------
PUTNAM INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $23.590(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $24.604
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                     1
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $11.535(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $11.844
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   169
---------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $12.941(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $10.514
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 6.999(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 6.862
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    31
---------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $14.767(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $11.990
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                     1
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 5.222(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 5.208
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   190
---------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   47
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 9.666(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 8.127
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                     1
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 3.236(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.196
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    92
---------------------------------------------------------------------------------------------------------
PUTNAM INVESTORS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 7.867(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 6.549
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                     1
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 4.282(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 4.565
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   334
---------------------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 1.693(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 1.695
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 1.054(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 1.051
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2,082
---------------------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $18.018(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $14.211
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                     1
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 2.651(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 2.827
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   541
---------------------------------------------------------------------------------------------------------

48                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM NEW VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $14.823(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $12.280
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                     1
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $10.488(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $11.386
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    84
---------------------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 5.030(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.846
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 1.160(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 1.240
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   212
---------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $11.354(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 9.330
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                     2
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 5.502(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 6.035
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   175
---------------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $15.638(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $11.811
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $11.079(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $11.060
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    55
---------------------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $10.737(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 9.692
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                     5
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 9.917(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $10.316
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   121
---------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   49
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $17.871(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $14.840
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 6.351(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 6.734
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    56
---------------------------------------------------------------------------------------------------------
PUTNAM VISTA FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $12.001(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 9.145
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 3.124(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.248
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   500
---------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $49.227(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $39.415
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 3.910(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 4.029
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   893
---------------------------------------------------------------------------------------------------------

(a) Inception date May 31, 2002.

(b) Inception date August 5, 2002.

To obtain a Statement of Additional Information, please complete the form below and mail to:

    Hartford Life and Annuity Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series II of Putnam Hartford Capital Manager Edge variable annuity to me at the following address:

----------------------------------------------------
                                      Name

----------------------------------------------------
                                    Address

----------------------------------------------------
                            City/State      Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT TEN
               SERIES II OF PUTNAM HARTFORD CAPITAL MANAGER EDGE

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: January 30, 2004
Date of Statement of Additional Information: January 30, 2004


TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    3
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              3
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           4
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The financial statements included in the Statement of Additional Information, appearing in this registration statement, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The report on the financial statements of Hartford Life and Annuity Insurance Company expresses an unqualified opinion and includes an explanatory paragraph referring to the use of statutory accounting practices and the change in certain accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual effective January 1, 2001, which practices differ from accounting principles generally accepted in the United States of America. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The audited financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States of America.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2002: $18,772,820; 2001: $42,146,124; and 2000: $82,278,197.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible sales charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return includes the impact of a minimum 1% sales charge, and the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance.

No information is shown for the Putnam Capital Opportunities Fund, Putnam Equity Income Fund and Putnam Mid Cap Value Fund Sub-Accounts, because as of
December 31, 2002, the Sub-Accounts had not yet commenced operations.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                            SUB-ACCOUNT                                                                SINCE
SUB-ACCOUNT                                INCEPTION DATE       1 YEAR            5 YEAR            10 YEAR          INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Putnam American Government Income             01/31/00               -1.09%              N/A               N/A              3.26%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Capital Appreciation                   09/28/00              -30.32%              N/A               N/A            -28.27%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Discovery                              09/28/00              -37.08%              N/A               N/A            -47.19%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income                     09/15/93               -3.87%            -3.68%              N/A             -0.58%
---------------------------------------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund of Boston       05/01/98              -17.58%              N/A               N/A             -4.86%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation                03/01/93              -21.11%            -5.80%              N/A              2.46%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Global Equity                          05/01/90              -30.36%            -8.61%              N/A              1.30%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income                      03/01/93              -27.17%            -5.89%              N/A              4.64%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth Opportunities                   01/31/00              -37.00%              N/A               N/A            -35.59%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences                        05/01/98              -28.44%              N/A               N/A             -6.97%
---------------------------------------------------------------------------------------------------------------------------------
Putnam High Yield                             03/01/93              -10.07%            -6.96%              N/A              0.66%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Income                                 03/01/93               -2.01%             0.41%              N/A              1.64%
---------------------------------------------------------------------------------------------------------------------------------
Putnam International Equity                   01/02/97              -25.93%            -2.28%              N/A              0.15%
---------------------------------------------------------------------------------------------------------------------------------
Putnam International Growth and Income        01/02/97              -22.28%            -5.82%              N/A             -2.30%
---------------------------------------------------------------------------------------------------------------------------------
Putnam International New Opportunities        01/02/97              -22.15%            -7.16%              N/A             -6.82%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Investors                              05/01/98              -31.74%              N/A               N/A            -12.86%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Money Market                           03/01/93               -8.27%            -1.13%              N/A             -0.51%
---------------------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities                      05/02/94              -37.96%           -10.16%              N/A              1.94%
---------------------------------------------------------------------------------------------------------------------------------
Putnam New Value                              01/02/97              -24.00%            -2.54%              N/A              0.23%
---------------------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth                  05/01/98              -39.56%              N/A               N/A            -23.52%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Research                               10/01/98              -30.18%              N/A               N/A             -6.01%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value                        05/03/99              -26.50%              N/A               N/A              0.64%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income            03/01/93              -31.94%            -9.68%              N/A              0.09%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Vista                                  01/02/97              -38.04%            -8.83%              N/A             -4.36%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager                                03/01/93              -34.23%            -5.93%              N/A              5.41%
---------------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                                       SUB-ACCOUNT                                                     SINCE
SUB-ACCOUNT                                           INCEPTION DATE      1 YEAR           5 YEAR       10 YEAR      INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Putnam American Government Income                         01/31/00              6.76%            N/A      N/A               7.98%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Capital Appreciation                               09/28/00            -23.85%            N/A      N/A             -21.03%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Discovery                                          09/28/00            -30.94%            N/A      N/A             -38.06%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income                                 09/15/93              3.85%           0.67%     N/A               3.24%
---------------------------------------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund of Boston                   05/01/98            -10.51%            N/A      N/A              -0.48%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation                            02/01/88            -14.21%          -1.88%    5.46%              6.43%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Global Equity                                      05/01/90            -23.90%          -5.07%    4.02%              3.46%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income                                  02/01/88            -20.56%          -2.01%    7.33%              9.22%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth Opportunities                               01/31/00            -30.86%            N/A      N/A             -29.62%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences                                    05/01/98            -21.89%            N/A      N/A              -2.64%
---------------------------------------------------------------------------------------------------------------------------------
Putnam High Yield                                         02/01/88             -2.65%          -2.45%    4.22%              5.83%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Income                                             02/01/88              5.80%           4.48%    5.45%              6.51%
---------------------------------------------------------------------------------------------------------------------------------
Putnam International Equity                               01/02/97            -19.26%           1.12%     N/A               3.29%
---------------------------------------------------------------------------------------------------------------------------------
Putnam International Growth and Income                    01/02/97            -15.44%          -2.02%     N/A               1.08%
---------------------------------------------------------------------------------------------------------------------------------
Putnam International New Opportunities                    01/02/97            -15.31%          -3.56%     N/A              -3.17%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Investors                                          05/01/98            -25.35%            N/A      N/A              -8.49%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Money Market                                       02/01/88             -0.76%           2.91%    3.13%              3.88%
---------------------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities                                  05/02/94            -31.86%          -6.61%     N/A               4.40%
---------------------------------------------------------------------------------------------------------------------------------
Putnam New Value                                          01/02/97            -17.24%           1.38%     N/A               3.73%
---------------------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth                              05/01/98            -33.54%            N/A      N/A             -18.36%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Research                                           10/01/98            -23.71%            N/A      N/A              -1.45%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value                                    05/03/99            -19.86%            N/A      N/A               4.85%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income                        05/01/92            -25.56%          -5.72%    3.67%              4.04%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Vista                                              01/02/97            -31.95%          -5.32%     N/A              -1.25%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager                                            02/01/88            -27.95%          -2.50%    7.24%              9.93%
---------------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                             YIELD            EFFECTIVE YIELD
--------------------------------------------------------------------------------------------------------
Putnam Money Market                                                         -0.13%                -0.13%
--------------------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                         YIELD
---------------------------------------------------------------------------
Putnam American Government Income                                     N/A
---------------------------------------------------------------------------
Putnam Diversified Income                                             N/A
---------------------------------------------------------------------------
Putnam High Yield                                                     N/A
---------------------------------------------------------------------------
Putnam Income                                                         N/A
---------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

There is no information for Putnam Capital Opportunities Fund, Putnam Equity Income Fund and Putnam Mid Cap Value Fund Sub-Accounts because as of December 31, 2002, the Sub-Accounts had not commenced operation.

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $11.837(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $12.470
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                     3
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $11.840
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $12.463
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                         $11.841
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $12.460
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $12.152(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $12.452
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $11.843
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $12.452
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $12.151(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $12.444
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $12.151(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $12.442
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   295
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $11.962(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $12.240
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   132
---------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 7.321(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 6.176
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $ 7.323
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 6.172
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                         $ 7.323
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 6.170
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 5.752(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 6.167
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $ 7.325
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 6.167
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 5.752(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 6.163
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 5.755(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 6.165
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    28
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 5.740(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 6.145
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    14
---------------------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM DISCOVERY GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 4.794(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.733
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $ 4.796
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.731
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                         $ 4.796
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.730
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 3.533(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.728
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $ 4.797
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.728
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 3.533(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.725
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 3.528(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.719
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    15
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 3.518(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.707
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    49
---------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $12.932(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $13.155
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $12.936
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $13.147
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                         $12.937
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $13.144
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $12.474(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $13.136
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $12.940
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $13.136
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $12.473(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $13.128
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $12.473(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $13.125
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   216
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 9.864(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $10.373
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    87
---------------------------------------------------------------------------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $27.649(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $24.269
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $27.655
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $24.253
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                         $27.658
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $24.248
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $23.430(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $24.233
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $27.665
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $24.233
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $23.429(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $24.218
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $23.429(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $24.213
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    56
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 7.161(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 7.396
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                     7
---------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $17.959(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $14.896
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $17.963
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $14.887
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                         $17.965
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $14.884
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $14.308(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $14.874
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $17.969
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $14.874
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $14.308(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $14.865
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $14.308(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $14.862
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   152
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 3.327(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.454
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   168
---------------------------------------------------------------------------------------------------------

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $43.553(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $35.801
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                     2
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $43.564
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $35.778
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                         $43.568
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $35.771
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $33.971(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $35.748
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $43.579
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $35.748
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $33.970(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $35.726
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $33.970(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $35.718
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   510
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 8.349(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 8.773
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   489
---------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 4.383(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.581
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $ 4.384
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.579
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                         $ 4.385
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.578
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 3.450(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.576
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $ 4.386
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.576
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 3.450(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.574
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 3.450(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.573
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   106
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 3.116(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.225
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   125
---------------------------------------------------------------------------------------------------------

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $10.168(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 8.750
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                     2
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $10.170
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 8.744
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                         $10.171
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 8.743
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 8.444(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 8.737
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $10.174
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 8.737
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 8.444(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 8.732
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 8.444(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 8.730
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   474
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 6.726(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 6.950
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   117
---------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $23.124(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $22.361
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $23.129
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $22.347
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                         $23.131
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $22.342
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $21.268(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $22.328
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $23.137
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $22.328
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $21.268(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $22.314
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $21.267(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $22.309
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   254
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 8.472(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 8.882
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    73
---------------------------------------------------------------------------------------------------------

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $23.590(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $24.604
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                     1
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $23.596
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $24.588
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                         $23.598
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $24.583
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $23.893(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $24.568
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $23.603
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $24.568
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $23.892(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $24.552
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $23.892(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $24.547
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   210
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $11.535(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $11.844
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   169
---------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $12.941(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $10.514
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $12.944
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $10.507
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                         $12.945
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $10.505
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $10.693(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $10.498
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $12.948
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $10.498
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $10.693(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $10.492
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $10.693(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $10.490
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   139
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 6.999(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 6.862
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    31
---------------------------------------------------------------------------------------------------------

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $14.767(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $11.990
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                     1
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $14.770
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $11.982
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                         $14.772
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $11.980
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $11.988(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $11.972
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $14.775
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $11.972
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $11.988(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $11.965
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $11.987(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $11.962
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 5.222(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 5.208
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   190
---------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 9.666(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 8.127
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                     1
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $ 9.668
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 8.122
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                         $ 9.669
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 8.120
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 8.206(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 8.115
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $ 9.672
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 8.115
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 8.206(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 8.110
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 8.206(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 8.108
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   100
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 3.236(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.196
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    92
---------------------------------------------------------------------------------------------------------

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM INVESTORS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 7.867(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 6.549
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                     1
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $ 7.869
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 6.545
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                         $ 7.870
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 6.543
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 6.126(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 6.539
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $ 7.872
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 6.539
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 6.125(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 6.535
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 6.125(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 6.534
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   896
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 4.282(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 4.565
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   334
---------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 1.693(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 1.695
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $ 1.693
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 1.694
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                         $ 1.693
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 1.693
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 1.694(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 1.692
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $ 1.694
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 1.692
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 1.694(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 1.691
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 1.694(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 1.691
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 5,387
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 1.054(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 1.051
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2,082
---------------------------------------------------------------------------------------------------------

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $18.018(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $14.211
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                     1
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $18.023
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $14.202
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                         $18.024
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $14.199
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $13.285(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $14.190
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $18.029
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $14.190
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $13.285(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $14.181
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $13.285(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $14.178
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   365
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 2.651(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 2.827
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   541
---------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM NEW VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $14.823(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $12.280
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                     1
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $14.826
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $12.272
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                         $14.828
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $12.269
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $11.278(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $12.262
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $14.831
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $12.262
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $11.277(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $12.254
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $11.277(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $12.251
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   192
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $10.488(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $11.386
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    84
---------------------------------------------------------------------------------------------------------

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 5.030(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.846
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $ 5.031
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.844
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                         $ 5.032
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.843
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 3.585(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.841
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $ 5.033
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.841
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 3.585(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.838
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 3.585(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.837
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   327
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 1.160(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 1.240
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   212
---------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $11.354(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 9.330
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                     2
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $11.357
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 9.324
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                         $11.358
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 9.323
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 8.481(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 9.317
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $11.361
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 9.317
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 8.481(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 9.311
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 8.481(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 9.309
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   221
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 5.502(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 6.035
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   175
---------------------------------------------------------------------------------------------------------

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $15.638(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $11.811
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $15.642
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $11.804
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                         $15.643
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $11.801
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $11.798(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $11.794
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $15.647
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $11.794
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $11.797(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $11.786
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $11.797(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $11.784
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   189
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $11.079(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $11.060
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    55
---------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $10.737(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 9.692
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                     5
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $10.740
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 9.686
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                         $10.741
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 9.684
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 9.291(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 9.678
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $10.744
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 9.678
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 9.290(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 9.672
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 9.290(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 9.670
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   848
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 9.917(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $10.316
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   121
---------------------------------------------------------------------------------------------------------

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $17.871(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $14.840
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $17.875
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $14.831
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                         $17.877
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $14.828
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $13.958(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $14.819
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $17.881
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $14.819
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $13.958(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $14.809
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $13.958(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $14.806
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    85
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 6.351(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 6.734
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    56
---------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM VISTA FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $12.001(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 9.145
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $12.004
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 9.140
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                         $12.005
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 9.138
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 8.772(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 9.132
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $12.008
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 9.132
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 8.772(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 9.126
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $ 8.772(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 9.124
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   238
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 3.124(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 3.248
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   500
---------------------------------------------------------------------------------------------------------

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED
SUB-ACCOUNT                                                                            DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $49.227(a)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $39.415
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $49.239
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $39.390
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                         $49.243
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $39.382
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $38.144(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $39.357
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $49.256
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $39.357
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $38.143(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $39.332
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                    --
---------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                         $38.143(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $39.324
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   286
---------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $ 3.910(b)
---------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $ 4.029
---------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                   893
---------------------------------------------------------------------------------------------------------

(a) Inception date May 31, 2002.

(b) Inception date August 5, 2002.

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT TEN

We have audited the accompanying statement of assets and liabilities, of Hartford Life and Annuity Insurance Company ("the Company"), Separate Account Ten comprising the Putnam VT American Government Income Fund, Putnam VT Capital Appreciation Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Growth Opportunities Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC and Emerging Growth Fund, Putnam VT Research Fund, Putnam VT Small Cap Value Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, and the Putnam VT Voyager II Fund, as of December 31, 2002, the related statements of operations for the year then ended, and the related statements of operations and statements of changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statements of changes in net assets and financial highlights included in footnote 6, both for the year ended December 31, 2001 were audited by other auditors whose report, dated February 22, 2002, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002 by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Hartford Life and Annuity Insurance Company, Separate Account Ten as of December 31, 2002, the results of their operations, and the changes in their net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 21, 2003

_____________________________________ SA-1 _____________________________________

COPY -- THIS REPORT HAS NOT BEEN RE-ISSUED BY ARTHUR ANDERSEN LLP
 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT TEN AND TO
THE OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Ten (American Government Income Fund, Asia Pacific Growth Fund, Capital Appreciation Fund, Diversified Income Fund, The George Putnam Fund of Boston, Global Asset Allocation Fund, Global Growth Fund, Growth and Income Fund, Growth Opportunities Fund, Health Sciences Fund, High Yield Fund, Income Fund, International Growth Fund, International Growth and Income Fund, International New Opportunities Fund, Investors Fund, Money Market Fund, New Opportunities Fund, New Value Fund, OTC & Emerging Growth Fund, Research Fund, Small Cap Value Fund, Technology Fund, Utilities Growth and Income Fund, Vista Fund, Voyager Fund and Voyager II Fund sub-accounts) (collectively, the Account), as of December 31, 2001, and the related statements of operations for the year then ended and the statements of changes in net assets for the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Arthur Andersen LLP
Hartford, Connecticut
February 22, 2002

_____________________________________ SA-2 _____________________________________

                      (This page intentionally left blank)

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                                PUTNAM VT           PUTNAM VT        PUTNAM VT
                           AMERICAN GOVERNMENT       CAPITAL        DIVERSIFIED
                               INCOME FUND      APPRECIATION FUND   INCOME FUND
                               SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                           -------------------  -----------------  --------------
ASSETS
  Investments
    Number of Shares
      Class IA...........       16,054,509           1,406,020        24,025,022
      Class IB...........          649,840             126,332           600,324
                              ============         ===========      ============
    Cost
      Class IA...........     $187,195,224         $10,557,229      $251,120,883
      Class IB...........        7,615,142             917,194         5,647,796
                              ============         ===========      ============
    Market Value
      Class IA...........     $198,273,186         $ 8,534,539      $205,413,942
      Class IB...........        7,993,030             764,311         5,090,747
  Due from Hartford
   Life & Annuity
   Insurance Company.....          117,632              64,225          --
  Receivable from fund
   shares sold...........        --                   --                  30,709
  Other assets...........               46            --                --
                              ------------         -----------      ------------
  Total Assets...........      206,383,894           9,363,075       210,535,398
                              ------------         -----------      ------------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............        --                   --                  30,708
  Payable for fund shares
   purchased.............          117,632              64,225          --
  Other liabilities......        --                         17               445
                              ------------         -----------      ------------
  Total Liabilities......          117,632              64,242            31,153
                              ------------         -----------      ------------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........     $206,266,262         $ 9,298,833      $210,504,245
                              ============         ===========      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                              PUTNAM VT       PUTNAM VT      PUTNAM VT         PUTNAM VT         PUTNAM VT     PUTNAM VT
                            GLOBAL ASSET    GLOBAL EQUITY    GROWTH AND          GROWTH           HEALTH       HIGH YIELD
                           ALLOCATION FUND    FUND (1)      INCOME FUND    OPPORTUNITIES FUND  SCIENCES FUND      FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  -------------  --------------  ------------------  -------------  ------------
ASSETS
  Investments
    Number of Shares
      Class IA...........     19,867,628      50,356,796      129,448,469       4,875,974        12,470,949     40,071,069
      Class IB...........        183,519         445,988        1,535,755         397,829           608,112      1,117,122
                            ============    ============   ==============     ===========      ============   ============
    Cost
      Class IA...........   $293,188,859    $753,150,302   $2,734,947,123     $51,499,763      $126,556,312   $486,577,521
      Class IB...........      2,911,663       9,298,631       39,368,933       3,130,633         6,498,812      9,951,894
                            ============    ============   ==============     ===========      ============   ============
    Market Value
      Class IA...........   $228,676,398    $365,086,773   $2,427,158,801     $18,284,904      $116,852,796   $283,302,459
      Class IB...........      2,112,307       3,206,652       28,626,477       1,483,903         5,667,607      7,875,709
  Due from Hartford
   Life & Annuity
   Insurance Company.....       --               --              --              --                 --              21,376
  Receivable from fund
   shares sold...........        132,767         249,154          976,764          33,639            82,427        --
  Other assets...........          2,615             345         --              --                   2,862          5,457
                            ------------    ------------   --------------     -----------      ------------   ------------
  Total Assets...........    230,924,087     368,542,924    2,456,762,042      19,802,446       122,605,692    291,205,001
                            ------------    ------------   --------------     -----------      ------------   ------------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............        132,767         249,216          976,610          33,639            82,427        --
  Payable for fund shares
   purchased.............       --               --              --              --                 --              21,379
  Other liabilities......       --               --                 1,504             116           --             --
                            ------------    ------------   --------------     -----------      ------------   ------------
  Total Liabilities......        132,767         249,216          978,114          33,755            82,427         21,379
                            ------------    ------------   --------------     -----------      ------------   ------------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $230,791,320    $368,293,708   $2,455,783,928     $19,768,691      $122,523,265   $291,183,622
                            ============    ============   ==============     ===========      ============   ============

(1) Formerly Putnam VT Global Growth Fund Sub-Account, respectively. Changed effective October 15, 2002.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                           PUTNAM VT
                                         INTERNATIONAL    PUTNAM VT
                            PUTNAM VT     GROWTH AND    INTERNATIONAL
                           INCOME FUND    INCOME FUND    GROWTH FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -------------  -------------
ASSETS
  Investments
    Number of Shares
      Class IA...........    30,128,339    14,195,794     20,756,713
      Class IB...........       901,250       246,761        776,249
                           ============  ============   ============
    Cost
      Class IA...........  $392,689,425  $165,945,058   $284,443,585
      Class IB...........    11,640,369     3,028,670     12,266,888
                           ============  ============   ============
    Market Value
      Class IA...........  $390,161,989  $118,818,798   $210,680,635
      Class IB...........    11,617,115     2,060,455      7,840,114
  Due from Hartford
   Life & Annuity
   Insurance Company.....       285,603       --             --
  Receivable from fund
   shares sold...........       --             32,323        165,213
  Other assets...........       --              3,024        --
                           ------------  ------------   ------------
  Total Assets...........   402,064,707   120,914,600    218,685,962
                           ------------  ------------   ------------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............       --             32,352        165,226
  Payable for fund shares
   purchased.............       285,603       --             --
  Other liabilities......           447       --               1,941
                           ------------  ------------   ------------
  Total Liabilities......       286,050        32,352        167,167
                           ------------  ------------   ------------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........  $401,778,657  $120,882,248   $218,518,795
                           ============  ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                               PUTNAM VT
                             INTERNATIONAL                     PUTNAM VT        PUTNAM VT        PUTNAM VT         PUTNAM VT
                           NEW OPPORTUNITIES    PUTNAM VT        MONEY      NEW OPPORTUNITIES    NEW VALUE      OTC & EMERGING
                                 FUND         INVESTORS FUND  MARKET FUND         FUND              FUND          GROWTH FUND
                              SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  --------------  ------------  -----------------  --------------  -----------------
ASSETS
  Investments
    Number of Shares
      Class IA...........       5,755,283        24,092,022    396,002,687      49,554,509        19,312,650        6,598,564
      Class IB...........         156,934         1,314,961     14,093,530         705,298           411,750          427,506
                              ===========      ============   ============    ============      ============     ============
    Cost
      Class IA...........     $61,061,090      $271,263,985   $396,002,687    $794,274,491      $230,795,509     $101,992,724
      Class IB...........       2,579,854        15,096,377     14,093,530      22,790,653         5,232,257        6,836,317
                              ===========      ============   ============    ============      ============     ============
    Market Value
      Class IA...........     $48,401,933      $170,571,513   $396,002,687    $575,823,396      $212,052,899     $ 26,988,126
      Class IB...........       1,313,534         9,257,326     14,093,530       8,110,930         4,500,431        1,735,675
  Due from Hartford
   Life & Annuity
   Insurance Company.....        --                --            4,265,423        --                --               --
  Receivable from fund
   shares sold...........          18,498            90,502        --              357,111           241,053           34,300
  Other assets...........        --                --              116,031           1,320               142         --
                              -----------      ------------   ------------    ------------      ------------     ------------
  Total Assets...........      49,733,965       179,919,341    414,477,671     584,292,757       216,794,525       28,758,101
                              -----------      ------------   ------------    ------------      ------------     ------------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............          18,502            90,514        --              357,142           241,029           34,300
  Payable for fund shares
   purchased.............        --                --            4,264,443        --                --               --
  Other liabilities......           1,088             8,468        --             --                --                  5,530
                              -----------      ------------   ------------    ------------      ------------     ------------
  Total Liabilities......          19,590            98,982      4,264,443         357,142           241,029           39,830
                              -----------      ------------   ------------    ------------      ------------     ------------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........     $49,714,375      $179,820,359   $410,213,228    $583,935,615      $216,553,496     $ 28,718,271
                              ===========      ============   ============    ============      ============     ============

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                           PUTNAM VT
                             PUTNAM VT     SMALL CAP
                           RESEARCH FUND   VALUE FUND
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------
ASSETS
  Investments
    Number of Shares
      Class IA...........     9,131,079      9,784,894
      Class IB...........       536,662        322,645
                           ============   ============
    Cost
      Class IA...........  $122,369,320   $130,118,513
      Class IB...........     6,683,010      4,163,326
                           ============   ============
    Market Value
      Class IA...........  $ 77,705,483   $119,669,256
      Class IB...........     4,545,528      3,923,366
  Due from Hartford
   Life & Annuity
   Insurance Company.....       --             --
  Receivable from fund
   shares sold...........        15,251        118,368
  Other assets...........       --                  57
                           ------------   ------------
  Total Assets...........    82,266,262    123,711,047
                           ------------   ------------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............        15,251        118,368
  Payable for fund shares
   purchased.............       --             --
  Other liabilities......           987        --
                           ------------   ------------
  Total Liabilities......        16,238        118,368
                           ------------   ------------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........  $ 82,250,024   $123,592,679
                           ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                            PUTNAM VT     PUTNAM VT
                            THE GEORGE    UTILITIES                                   PUTNAM VT
                           PUTNAM FUND    GROWTH AND    PUTNAM VT      PUTNAM VT     VOYAGER II
                            OF BOSTON    INCOME FUND    VISTA FUND    VOYAGER FUND      FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  ------------  ------------  --------------  -----------
ASSETS
  Investments
    Number of Shares
      Class IA...........    26,363,208    18,086,242    15,666,392      66,814,376   2,202,851
      Class IB...........     1,219,129       223,508       592,326         892,607     107,576
                           ============  ============  ============  ==============  ==========
    Cost
      Class IA...........  $271,336,147  $218,184,458  $205,777,447  $2,062,452,842  $9,205,181
      Class IB...........    12,489,551     3,602,356    10,259,668      41,758,533     423,553
                           ============  ============  ============  ==============  ==========
    Market Value
      Class IA...........  $252,559,536  $173,085,333  $124,234,490  $1,403,101,906  $7,754,045
      Class IB...........    11,630,488     2,127,797     4,661,602      18,628,698     376,521
  Due from Hartford
   Life & Annuity
   Insurance Company.....       145,422       --            --             --            26,649
  Receivable from fund
   shares sold...........       --             67,562       766,190         561,277      --
  Other assets...........         1,587       --            --                1,589      --
                           ------------  ------------  ------------  --------------  ----------
  Total Assets...........   264,337,033   175,280,692   129,662,282   1,422,293,470   8,157,215
                           ------------  ------------  ------------  --------------  ----------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............       --             67,562       766,247         561,463      --
  Payable for fund shares
   purchased.............       145,422       --            --             --            26,666
  Other liabilities......       --              4,796         1,135        --               112
                           ------------  ------------  ------------  --------------  ----------
  Total Liabilities......       145,422        72,358       767,382         561,463      26,778
                           ------------  ------------  ------------  --------------  ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........  $264,191,611  $175,208,334  $128,894,900  $1,421,732,007  $8,130,437
                           ============  ============  ============  ==============  ==========

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                               UNITS
                                  FEES       OWNED BY        UNIT*          CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE          LIABILITY
                                --------  ---------------  ----------  -------------------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
Putnam VT American Government
 Income Fund Class -- IA......     0.95%          18,014   $12.705309  $           228,876
Putnam VT American Government
 Income Fund Class -- IA......     1.40%      15,449,803    12.539779          193,737,120
Putnam VT American Government
 Income Fund Class -- IA......     1.55%         197,537    12.485085            2,466,272
Putnam VT American Government
 Income Fund Class -- IA......     1.60%           8,110    12.491714              101,309
Putnam VT American Government
 Income Fund Class -- IA......     1.75%          99,465    12.437235            1,237,072
Putnam VT American Government
 Income Fund Class -- IA......     1.90%           1,363    12.429414               16,944
Putnam VT American Government
 Income Fund Class -- IB......     0.95%           2,600    12.470386               32,423
Putnam VT American Government
 Income Fund Class -- IB......     1.40%          14,867    12.446893              185,051
Putnam VT American Government
 Income Fund Class -- IB......     1.50%         294,975    12.433849            3,667,669
Putnam VT American Government
 Income Fund Class -- IB......     1.55%               5    12.439072                   60
Putnam VT American Government
 Income Fund Class -- IB......     1.65%          19,129    12.379606              236,815
Putnam VT American Government
 Income Fund Class -- IB......     1.65%         112,152    12.240014            1,372,742
Putnam VT American Government
 Income Fund Class -- IB......     1.70%         127,376    11.616671            1,479,691
Putnam VT American Government
 Income Fund Class -- IB......     1.75%          12,419    12.428656              154,346
Putnam VT American Government
 Income Fund Class -- IB......     1.80%          18,330    12.188387              223,416
Putnam VT American Government
 Income Fund Class -- IB......     1.85%           8,185    12.193112               99,800
Putnam VT American Government
 Income Fund Class -- IB......     1.85%           9,217    11.578290              106,716
Putnam VT American Government
 Income Fund Class -- IB......     1.90%             114    12.420848                1,414
Putnam VT American Government
 Income Fund Class -- IB......     1.90%           8,352    11.572130               96,656
Putnam VT American Government
 Income Fund Class -- IB......     2.00%          11,581    12.141679              140,610
Putnam VT American Government
 Income Fund Class -- IB......     2.05%           3,919    11.533897               45,207
Putnam VT American Government
 Income Fund Class -- IB......     2.15%          11,594    12.134049              140,678
Putnam VT American Government
 Income Fund Class -- IB......     2.20%             842    11.561321                9,731
Putnam VT Capital Appreciation
 Fund Class -- IA.............     0.95%          11,919     6.272773               74,764
Putnam VT Capital Appreciation
 Fund Class -- IA.............     1.10%             750     6.252399                4,688
Putnam VT Capital Appreciation
 Fund Class -- IA.............     1.40%       1,335,511     6.211865            8,296,012
Putnam VT Capital Appreciation
 Fund Class -- IA.............     1.55%          15,074     6.191702               93,332
Putnam VT Capital Appreciation
 Fund Class -- IA.............     1.60%           6,650     6.188004               41,148
Putnam VT Capital Appreciation
 Fund Class -- IA.............     1.75%           3,026     6.167913               18,667
Putnam VT Capital Appreciation
 Fund Class -- IB.............     1.40%             247     6.164003                1,522
Putnam VT Capital Appreciation
 Fund Class -- IB.............     1.50%          28,467     6.165111              175,501
Putnam VT Capital Appreciation
 Fund Class -- IB.............     1.65%          14,401     6.145085               88,496
Putnam VT Capital Appreciation
 Fund Class -- IB.............     1.70%          24,846     6.138440              152,516
Putnam VT Capital Appreciation
 Fund Class -- IB.............     1.75%           4,923     6.154957               30,299
Putnam VT Capital Appreciation
 Fund Class -- IB.............     1.80%           1,728     6.125142               10,582
Putnam VT Capital Appreciation
 Fund Class -- IB.............     1.85%          32,326     6.118509              197,784
Putnam VT Capital Appreciation
 Fund Class -- IB.............     1.95%           2,078     6.097560               12,673
Putnam VT Capital Appreciation
 Fund Class -- IB.............     2.05%          15,368     6.095004               93,667
Putnam VT Capital Appreciation
 Fund Class -- IB.............     2.20%             208     6.109519                1,272
Putnam VT Diversified Income
 Fund Class -- IA.............     0.95%          28,451    10.991175              312,707
Putnam VT Diversified Income
 Fund Class -- IA.............     1.10%             657    10.938316                7,181
Putnam VT Diversified Income
 Fund Class -- IA.............     1.15%           4,281    10.949016               46,878
Putnam VT Diversified Income
 Fund Class -- IA.............     1.30%           1,316    10.896396               14,343
Putnam VT Diversified Income
 Fund Class -- IA.............     1.40%      15,267,125    13.260715          202,452,994
Putnam VT Diversified Income
 Fund Class -- IA.............     1.55%         136,190    13.188064            1,796,079
Putnam VT Diversified Income
 Fund Class -- IA.............     1.60%           7,676    13.209887              101,397

  *  Rounded unit values.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                               UNITS
                                  FEES       OWNED BY        UNIT*          CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE          LIABILITY
                                --------  ---------------  ----------  -------------------
Putnam VT Diversified Income
 Fund Class -- IA.............     1.75%          13,626   $13.137511  $           179,015
Putnam VT Diversified Income
 Fund Class -- IA.............     1.90%           3,930    13.129260               51,604
Putnam VT Diversified Income
 Fund Class -- IB.............     0.95%              68     13.15541                  901
Putnam VT Diversified Income
 Fund Class -- IB.............     1.40%           7,535    13.130635               98,933
Putnam VT Diversified Income
 Fund Class -- IB.............     1.50%         284,425      9.94534            2,828,700
Putnam VT Diversified Income
 Fund Class -- IB.............     1.55%           4,461    13.122382               58,542
Putnam VT Diversified Income
 Fund Class -- IB.............     1.65%           3,338     9.896994               33,036
Putnam VT Diversified Income
 Fund Class -- IB.............     1.65%          83,662    10.372879              867,815
Putnam VT Diversified Income
 Fund Class -- IB.............     1.70%          50,289    10.605222              533,326
Putnam VT Diversified Income
 Fund Class -- IB.............     1.75%           6,859    13.111392               89,934
Putnam VT Diversified Income
 Fund Class -- IB.............     1.80%           5,992    10.329081               61,893
Putnam VT Diversified Income
 Fund Class -- IB.............     1.85%           1,704    10.570161               18,009
Putnam VT Diversified Income
 Fund Class -- IB.............     1.90%             136    13.103151                1,785
Putnam VT Diversified Income
 Fund Class -- IB.............     1.90%           1,757    10.564565               18,557
Putnam VT Diversified Income
 Fund Class -- IB.............     2.00%           1,896    10.289488               19,509
Putnam VT Diversified Income
 Fund Class -- IB.............     2.05%          41,355    10.529652              435,457
Putnam VT Diversified Income
 Fund Class -- IB.............     2.10%             576    13.092185                7,538
Putnam VT Diversified Income
 Fund Class -- IB.............     2.20%           1,591    10.554681               16,796
Putnam VT Global Asset
 Allocation Fund Class --
 IA...........................     0.95%          23,186     8.202807              190,188
Putnam VT Global Asset
 Allocation Fund Class --
 IA...........................     1.40%       9,256,819    24.435242          226,192,622
Putnam VT Global Asset
 Allocation Fund Class --
 IA...........................     1.55%          47,327    24.301338            1,150,106
Putnam VT Global Asset
 Allocation Fund Class --
 IA...........................     1.60%          14,771    24.341448              359,559
Putnam VT Global Asset
 Allocation Fund Class --
 IA...........................     1.75%           5,647    24.208056              136,713
Putnam VT Global Asset
 Allocation Fund Class --
 IB...........................     1.10%             148    24.253428                3,578
Putnam VT Global Asset
 Allocation Fund Class --
 IB...........................     1.40%           1,808    24.222898               43,784
Putnam VT Global Asset
 Allocation Fund Class --
 IB...........................     1.50%         165,847     8.162545            1,353,730
Putnam VT Global Asset
 Allocation Fund Class --
 IB...........................     1.55%          11,937    24.207661              288,956
Putnam VT Global Asset
 Allocation Fund Class --
 IB...........................     1.65%             799     8.122825                6,492
Putnam VT Global Asset
 Allocation Fund Class --
 IB...........................     1.65%           5,959     7.395908               44,075
Putnam VT Global Asset
 Allocation Fund Class --
 IB...........................     1.70%          28,162     7.731444              217,736
Putnam VT Global Asset
 Allocation Fund Class --
 IB...........................     1.75%           3,325     24.18735               80,414
Putnam VT Global Asset
 Allocation Fund Class --
 IB...........................     1.90%           2,528     7.701754               19,472
Putnam VT Global Asset
 Allocation Fund Class --
 IB...........................     2.00%             469     7.336404                3,444
Putnam VT Global Asset
 Allocation Fund Class --
 IB...........................     2.05%           2,567     7.676267               19,708
Putnam VT Global Asset
 Allocation Fund Class --
 IB...........................     2.20%           4,406     7.694538               33,904
Putnam VT Global Equity Fund
 Class -- IA..................     0.95%          99,096     5.404183              535,534
Putnam VT Global Equity Fund
 Class -- IA..................     1.10%             489     5.378157                2,628
Putnam VT Global Equity Fund
 Class -- IA..................     1.15%           2,672     5.383424               14,385
Putnam VT Global Equity Fund
 Class -- IA..................     1.30%           3,338     5.357483               17,883
Putnam VT Global Equity Fund
 Class -- IA..................     1.40%      24,035,121     14.98837          360,247,291
Putnam VT Global Equity Fund
 Class -- IA..................     1.55%         125,200    14.906111            1,866,240
Putnam VT Global Equity Fund
 Class -- IA..................     1.60%          21,224    14.930776              316,886
Putnam VT Global Equity Fund
 Class -- IA..................     1.75%           6,811    14.848836              101,142
Putnam VT Global Equity Fund
 Class -- IB..................     1.40%               7    14.867998                   97
Putnam VT Global Equity Fund
 Class -- IB..................     1.50%         365,963     6.186926            2,264,184
Putnam VT Global Equity Fund
 Class -- IB..................     1.55%             873    14.858635               12,976
Putnam VT Global Equity Fund
 Class -- IB..................     1.65%           6,553     6.156802               40,343

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                               UNITS
                                  FEES       OWNED BY        UNIT*          CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE          LIABILITY
                                --------  ---------------  ----------  -------------------
Putnam VT Global Equity Fund
 Class -- IB..................     1.65%         156,412   $ 3.453630  $           540,190
Putnam VT Global Equity Fund
 Class -- IB..................     1.70%          35,802     4.652980              166,588
Putnam VT Global Equity Fund
 Class -- IB..................     1.75%             308    14.846165                4,566
Putnam VT Global Equity Fund
 Class -- IB..................     1.80%          21,567     3.439017               74,170
Putnam VT Global Equity Fund
 Class -- IB..................     1.85%           2,723     4.637564               12,629
Putnam VT Global Equity Fund
 Class -- IB..................     1.90%              69     14.83681                1,030
Putnam VT Global Equity Fund
 Class -- IB..................     1.90%           2,629     4.635097               12,186
Putnam VT Global Equity Fund
 Class -- IB..................     2.00%           8,964     3.425804               30,708
Putnam VT Global Equity Fund
 Class -- IB..................     2.05%           8,865     4.619733               40,952
Putnam VT Global Equity Fund
 Class -- IB..................     2.20%           1,272     4.630748                5,891
Putnam VT Growth and Income
 Fund Class -- IA.............     0.95%         715,286     8.255639            5,905,144
Putnam VT Growth and Income
 Fund Class -- IA.............     1.10%          50,158     8.215913              412,094
Putnam VT Growth and Income
 Fund Class -- IA.............     1.15%          23,004     8.223938              189,187
Putnam VT Growth and Income
 Fund Class -- IA.............     1.30%           9,134     8.184374               74,755
Putnam VT Growth and Income
 Fund Class -- IA.............     1.40%      66,338,782    36.058721        2,392,091,642
Putnam VT Growth and Income
 Fund Class -- IA.............     1.55%         479,151    35.861032           17,182,856
Putnam VT Growth and Income
 Fund Class -- IA.............     1.60%          48,210    35.920276            1,731,724
Putnam VT Growth and Income
 Fund Class -- IA.............     1.75%          26,310    35.723348              939,871
Putnam VT Growth and Income
 Fund Class -- IA.............     1.90%             197    35.700856                7,023
Putnam VT Growth and Income
 Fund Class -- IB.............     0.95%           2,184    35.800806               78,198
Putnam VT Growth and Income
 Fund Class -- IB.............     1.10%             463    35.778268               16,575
Putnam VT Growth and Income
 Fund Class -- IB.............     1.40%          15,773    35.733229              563,631
Putnam VT Growth and Income
 Fund Class -- IB.............     1.50%       2,231,526     8.167867           18,226,811
Putnam VT Growth and Income
 Fund Class -- IB.............     1.55%           2,906    35.710728              103,766
Putnam VT Growth and Income
 Fund Class -- IB.............     1.60%              51    35.703234                1,811
Putnam VT Growth and Income
 Fund Class -- IB.............     1.65%          41,341     8.128129              336,027
Putnam VT Growth and Income
 Fund Class -- IB.............     1.65%         450,382     8.773020            3,951,209
Putnam VT Growth and Income
 Fund Class -- IB.............     1.70%         223,144     7.813463            1,743,524
Putnam VT Growth and Income
 Fund Class -- IB.............     1.75%          11,968    35.680752              427,031
Putnam VT Growth and Income
 Fund Class -- IB.............     1.80%         106,387     8.735982              929,394
Putnam VT Growth and Income
 Fund Class -- IB.............     1.85%          22,853     7.787597              177,966
Putnam VT Growth and Income
 Fund Class -- IB.............     1.85%          36,522     8.739335              319,180
Putnam VT Growth and Income
 Fund Class -- IB.............     1.90%             818    35.658283               29,164
Putnam VT Growth and Income
 Fund Class -- IB.............     1.90%          15,776     7.783456              122,792
Putnam VT Growth and Income
 Fund Class -- IB.............     1.95%           3,532    35.650796              125,927
Putnam VT Growth and Income
 Fund Class -- IB.............     2.00%          25,947     8.702441              225,803
Putnam VT Growth and Income
 Fund Class -- IB.............     2.05%         145,516     7.757690            1,128,869
Putnam VT Growth and Income
 Fund Class -- IB.............     2.10%             206    35.628355                7,340
Putnam VT Growth and Income
 Fund Class -- IB.............     2.15%           2,899     8.696963               25,210
Putnam VT Growth and Income
 Fund Class -- IB.............     2.20%           2,161     8.695142               18,786
Putnam VT Growth and Income
 Fund Class -- IB.............     2.20%           5,312     7.776166               41,307
Putnam VT Growth and Income
 Fund Class -- IB.............     2.40%           1,412     7.746297               10,936
Putnam VT Growth Opportunities
 Fund Class -- IA.............     0.95%          49,054     3.647313              178,914
Putnam VT Growth Opportunities
 Fund Class -- IA.............     1.10%           1,004     3.631361                3,647
Putnam VT Growth Opportunities
 Fund Class -- IA.............     1.15%             602     3.633288                2,189
Putnam VT Growth Opportunities
 Fund Class -- IA.............     1.40%       4,911,699     3.599648           17,680,388
Putnam VT Growth Opportunities
 Fund Class -- IA.............     1.55%          57,915     3.583906              207,561
Putnam VT Growth Opportunities
 Fund Class -- IA.............     1.60%          40,559     3.585811              145,436

  *  Rounded unit values.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                               UNITS
                                  FEES       OWNED BY        UNIT*          CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE          LIABILITY
                                --------  ---------------  ----------  -------------------
Putnam VT Growth Opportunities
 Fund Class -- IA.............     1.75%          12,162   $ 3.570128  $            43,419
Putnam VT Growth Opportunities
 Fund Class -- IA.............     1.90%           1,854     3.567883                6,616
Putnam VT Growth Opportunities
 Fund Class -- IB.............     1.40%           3,934     3.574497               14,061
Putnam VT Growth Opportunities
 Fund Class -- IB.............     1.50%         106,358     3.570015              379,700
Putnam VT Growth Opportunities
 Fund Class -- IB.............     1.65%           2,259     3.554385                8,030
Putnam VT Growth Opportunities
 Fund Class -- IB.............     1.65%         122,424     3.224621              394,770
Putnam VT Growth Opportunities
 Fund Class -- IB.............     1.70%          80,071     3.684278              295,004
Putnam VT Growth Opportunities
 Fund Class -- IB.............     1.75%           3,956     3.569247               14,121
Putnam VT Growth Opportunities
 Fund Class -- IB.............     1.80%          14,253     3.210985               45,766
Putnam VT Growth Opportunities
 Fund Class -- IB.............     1.85%          11,649     3.212229               37,420
Putnam VT Growth Opportunities
 Fund Class -- IB.............     1.85%          29,688     3.672050              109,015
Putnam VT Growth Opportunities
 Fund Class -- IB.............     1.90%           1,991     3.670112                7,309
Putnam VT Growth Opportunities
 Fund Class -- IB.............     2.00%          15,994     3.198638               51,159
Putnam VT Growth Opportunities
 Fund Class -- IB.............     2.05%          14,396     3.657940               52,662
Putnam VT Growth Opportunities
 Fund Class -- IB.............     2.10%           4,055     3.564001               14,452
Putnam VT Growth Opportunities
 Fund Class -- IB.............     2.20%             298     3.666657                1,094
Putnam VT Growth Opportunities
 Fund Class -- IB.............     2.35%          16,470     3.193932               52,604
Putnam VT Growth Opportunities
 Fund Class -- IB.............     2.40%           1,843     3.652568                6,731
Putnam VT Health Sciences Fund
 Class -- IA..................     0.95%          82,632     9.398130              776,586
Putnam VT Health Sciences Fund
 Class -- IA..................     1.10%           3,462     9.352923               32,382
Putnam VT Health Sciences Fund
 Class -- IA..................     1.15%           2,213     9.362062               20,722
Putnam VT Health Sciences Fund
 Class -- IA..................     1.30%             165     9.317020                1,538
Putnam VT Health Sciences Fund
 Class -- IA..................     1.40%      12,927,418     8.803585          113,807,620
Putnam VT Health Sciences Fund
 Class -- IA..................     1.55%         200,641     8.755317            1,756,677
Putnam VT Health Sciences Fund
 Class -- IA..................     1.60%          29,131     8.769793              255,471
Putnam VT Health Sciences Fund
 Class -- IA..................     1.75%          13,846     8.721723              120,764
Putnam VT Health Sciences Fund
 Class -- IA..................     1.90%             382     8.716229                3,325
Putnam VT Health Sciences Fund
 Class -- IB..................     0.95%           1,646     8.749896               14,406
Putnam VT Health Sciences Fund
 Class -- IB..................     1.40%           1,813     8.733377               15,830
Putnam VT Health Sciences Fund
 Class -- IB..................     1.50%         477,351     8.665191            4,136,334
Putnam VT Health Sciences Fund
 Class -- IB..................     1.65%           3,418     8.623047               29,475
Putnam VT Health Sciences Fund
 Class -- IB..................     1.65%         113,111     6.949977              786,121
Putnam VT Health Sciences Fund
 Class -- IB..................     1.70%          14,144     6.348190               89,791
Putnam VT Health Sciences Fund
 Class -- IB..................     1.75%           3,824     8.720553               33,346
Putnam VT Health Sciences Fund
 Class -- IB..................     1.80%          17,231     6.920627              119,247
Putnam VT Health Sciences Fund
 Class -- IB..................     1.85%           4,538     6.327182               28,712
Putnam VT Health Sciences Fund
 Class -- IB..................     1.85%          11,475     6.923321               79,446
Putnam VT Health Sciences Fund
 Class -- IB..................     1.90%           1,108     6.323825                7,006
Putnam VT Health Sciences Fund
 Class -- IB..................     1.90%           3,094     8.715057               26,964
Putnam VT Health Sciences Fund
 Class -- IB..................     2.00%           9,566     6.894075               65,952
Putnam VT Health Sciences Fund
 Class -- IB..................     2.05%          14,539     6.302897               91,635
Putnam VT Health Sciences Fund
 Class -- IB..................     2.10%           1,727     8.707742               15,035
Putnam VT Health Sciences Fund
 Class -- IB..................     2.15%           1,106     6.889729                7,618
Putnam VT Health Sciences Fund
 Class -- IB..................     2.20%             515     6.317888                3,255
Putnam VT Health Sciences Fund
 Class -- IB..................     2.35%          16,470     6.883948              113,381
Putnam VT High Yield Fund
 Class -- IA..................     0.95%          82,247     9.517619              782,798
Putnam VT High Yield Fund
 Class -- IA..................     1.10%           5,248     9.471843               49,704
Putnam VT High Yield Fund
 Class -- IA..................     1.15%           2,454     9.481123               23,267

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                               UNITS
                                  FEES       OWNED BY        UNIT*          CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE          LIABILITY
                                --------  ---------------  ----------  -------------------
Putnam VT High Yield Fund
 Class -- IA..................     1.30%             573   $ 9.435522  $             5,404
Putnam VT High Yield Fund
 Class -- IA..................     1.40%      12,404,485    22.491663          278,997,487
Putnam VT High Yield Fund
 Class -- IA..................     1.55%         116,343    22.368488            2,602,425
Putnam VT High Yield Fund
 Class -- IA..................     1.60%           6,140    22.405408              137,568
Putnam VT High Yield Fund
 Class -- IA..................     1.75%           9,743    22.282712              217,103
Putnam VT High Yield Fund
 Class -- IA..................     1.90%             627    22.268706               13,964
Putnam VT High Yield Fund
 Class -- IB..................     0.95%             230    22.360838                5,144
Putnam VT High Yield Fund
 Class -- IB..................     1.40%           7,390    22.318708              164,944
Putnam VT High Yield Fund
 Class -- IB..................     1.50%         680,293     8.344717            5,676,851
Putnam VT High Yield Fund
 Class -- IB..................     1.55%             158    22.304685                3,518
Putnam VT High Yield Fund
 Class -- IB..................     1.65%          72,911     8.881948              647,592
Putnam VT High Yield Fund
 Class -- IB..................     1.70%          33,982     9.467383              321,725
Putnam VT High Yield Fund
 Class -- IB..................     1.75%           3,448    22.286002               76,850
Putnam VT High Yield Fund
 Class -- IB..................     1.80%          65,548     8.844458              579,740
Putnam VT High Yield Fund
 Class -- IB..................     1.85%           2,814     9.436082               26,555
Putnam VT High Yield Fund
 Class -- IB..................     1.85%           3,583     8.847898               31,701
Putnam VT High Yield Fund
 Class -- IB..................     1.90%              32    22.271997                  714
Putnam VT High Yield Fund
 Class -- IB..................     1.90%          28,850     9.431069              272,083
Putnam VT High Yield Fund
 Class -- IB..................     2.00%           1,172     8.810520               10,327
Putnam VT High Yield Fund
 Class -- IB..................     2.05%           5,895     9.399902               55,408
Putnam VT High Yield Fund
 Class -- IB..................     2.20%             263     9.422256                2,495
Putnam VT Income Fund
 Class -- IA..................     0.95%          66,705    12.284392              819,427
Putnam VT Income Fund
 Class -- IA..................     1.10%          13,847    12.225312              169,282
Putnam VT Income Fund
 Class -- IA..................     1.15%          12,977    12.237324              158,803
Putnam VT Income Fund
 Class -- IA..................     1.30%           1,924    12.178477               23,426
Putnam VT Income Fund
 Class -- IA..................     1.40%      15,433,612    24.766709          382,239,771
Putnam VT Income Fund
 Class -- IA..................     1.55%         175,893    24.631056            4,332,439
Putnam VT Income Fund
 Class -- IA..................     1.60%          31,684    24.671787              781,706
Putnam VT Income Fund
 Class -- IA..................     1.75%          29,488    24.536660              723,546
Putnam VT Income Fund
 Class -- IA..................     1.90%           3,963    24.521240               97,185
Putnam VT Income Fund
 Class -- IA..................     2.10%             286    24.500704                6,996
Putnam VT Income Fund
 Class -- IB..................     0.95%           1,321    24.603942               32,498
Putnam VT Income Fund
 Class -- IB..................     1.10%             442    24.588491               10,861
Putnam VT Income Fund
 Class -- IB..................     1.40%          20,746    24.557596              509,465
Putnam VT Income Fund
 Class -- IB..................     1.50%         435,300    11.838667            5,153,368
Putnam VT Income Fund
 Class -- IB..................     1.55%               4    24.542173                   91
Putnam VT Income Fund
 Class -- IB..................     1.65%           1,924    11.781112               22,665
Putnam VT Income Fund
 Class -- IB..................     1.65%         167,238    11.844303            1,980,817
Putnam VT Income Fund
 Class -- IB..................     1.70%         187,017    11.477972            2,146,575
Putnam VT Income Fund
 Class -- IB..................     1.75%           9,973    24.521619              244,543
Putnam VT Income Fund
 Class -- IB..................     1.80%          19,404    11.794317              228,859
Putnam VT Income Fund
 Class -- IB..................     1.85%           5,823    11.440048               66,616
Putnam VT Income Fund
 Class -- IB..................     1.85%          29,466    11.798911              347,668
Putnam VT Income Fund
 Class -- IB..................     1.90%             831    11.433985                9,500
Putnam VT Income Fund
 Class -- IB..................     1.90%           1,895    24.506203               46,442
Putnam VT Income Fund
 Class -- IB..................     2.00%          16,550    11.749121              194,447
Putnam VT Income Fund
 Class -- IB..................     2.05%          46,424    11.396189              529,051

  *  Rounded unit values.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                               UNITS
                                  FEES       OWNED BY        UNIT*          CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE          LIABILITY
                                --------  ---------------  ----------  -------------------
Putnam VT Income Fund
 Class -- IB..................     2.10%             206   $24.485686  $             5,037
Putnam VT Income Fund
 Class -- IB..................     2.15%             158    11.741737                1,861
Putnam VT Income Fund
 Class -- IB..................     2.20%           7,597    11.423286               86,787
Putnam VT International Growth
 and Income Fund
 Class -- IA..................     0.95%         115,373     7.220088              833,000
Putnam VT International Growth
 and Income Fund
 Class -- IA..................     1.10%           5,490     7.185346               39,448
Putnam VT International Growth
 and Income Fund
 Class -- IA..................     1.15%           1,781     7.192357               12,808
Putnam VT International Growth
 and Income Fund
 Class -- IA..................     1.30%             436     7.157741                3,121
Putnam VT International Growth
 and Income Fund
 Class -- IA..................     1.40%      11,021,017     10.56662          116,454,901
Putnam VT International Growth
 and Income Fund
 Class -- IA..................     1.55%          79,437    10.508681              834,779
Putnam VT International Growth
 and Income Fund
 Class -- IA..................     1.60%           8,260    10.526042               86,944
Putnam VT International Growth
 and Income Fund
 Class -- IA..................     1.75%          10,188    10.468325              106,651
Putnam VT International Growth
 and Income Fund
 Class -- IB..................     1.40%             911    10.494082                9,559
Putnam VT International Growth
 and Income Fund
 Class -- IB..................     1.50%         189,496     7.716928            1,462,325
Putnam VT International Growth
 and Income Fund
 Class -- IB..................     1.55%              61    10.487473                  638
Putnam VT International Growth
 and Income Fund
 Class -- IB..................     1.65%           1,909     7.679367               14,660
Putnam VT International Growth
 and Income Fund
 Class -- IB..................     1.65%          28,917     6.861749              198,420
Putnam VT International Growth
 and Income Fund
 Class -- IB..................     1.70%           7,311     7.149090               52,268
Putnam VT International Growth
 and Income Fund
 Class -- IB..................     1.75%           3,534    10.478668               37,030
Putnam VT International Growth
 and Income Fund
 Class -- IB..................     1.80%             211     6.832739                1,443
Putnam VT International Growth
 and Income Fund
 Class -- IB..................     1.85%           1,141     7.125421                8,129
Putnam VT International Growth
 and Income Fund
 Class -- IB..................     1.85%           6,233     6.835390               42,602
Putnam VT International Growth
 and Income Fund
 Class -- IB..................     1.90%           1,346     7.121625                9,585
Putnam VT International Growth
 and Income Fund
 Class -- IB..................     2.00%              19     6.806512                  131
Putnam VT International Growth
 and Income Fund
 Class -- IB..................     2.05%          30,524     7.098051              216,658
Putnam VT International Growth
 and Income Fund
 Class -- IB..................     2.10%             712    10.463269                7,449
Putnam VT International Growth
 Fund Class -- IA.............     0.95%          91,856     7.630717              700,928
Putnam VT International Growth
 Fund Class -- IA.............     1.10%          13,480     7.593975              102,368
Putnam VT International Growth
 Fund Class -- IA.............     1.15%           8,045     7.601411               61,151
Putnam VT International Growth
 Fund Class -- IA.............     1.30%             253     7.564805                1,913
Putnam VT International Growth
 Fund Class -- IA.............     1.40%      17,113,155    12.064207          206,456,648
Putnam VT International Growth
 Fund Class -- IA.............     1.55%         198,751    11.998071            2,384,627
Putnam VT International Growth
 Fund Class -- IA.............     1.60%          16,517    12.017869              198,503
Putnam VT International Growth
 Fund Class -- IA.............     1.75%          12,060    11.951984              144,140
Putnam VT International Growth
 Fund Class -- IB.............     0.95%           1,380    11.989711               16,540
Putnam VT International Growth
 Fund Class -- IB.............     1.40%          13,777    11.967057              164,874
Putnam VT International Growth
 Fund Class -- IB.............     1.50%         574,954     8.472718            4,871,421
Putnam VT International Growth
 Fund Class -- IB.............     1.55%              69    11.959521                  823
Putnam VT International Growth
 Fund Class -- IB.............     1.65%          11,250     8.431491               94,850
Putnam VT International Growth
 Fund Class -- IB.............     1.65%         190,418     5.208141              991,723
Putnam VT International Growth
 Fund Class -- IB.............     1.70%          78,345     6.516243              510,517
Putnam VT International Growth
 Fund Class -- IB.............     1.75%           4,946    11.949476               59,106
Putnam VT International Growth
 Fund Class -- IB.............     1.80%          49,244     5.186134              255,386
Putnam VT International Growth
 Fund Class -- IB.............     1.85%           6,295     6.494658               40,881
Putnam VT International Growth
 Fund Class -- IB.............     1.85%          31,743     5.188145              164,687
Putnam VT International Growth
 Fund Class -- IB.............     1.90%           9,334     6.491206               60,588
Putnam VT International Growth
 Fund Class -- IB.............     1.90%           9,561    11.941949              114,172
Putnam VT International Growth
 Fund Class -- IB.............     2.00%          22,451     5.166206              115,985
Putnam VT International Growth
 Fund Class -- IB.............     2.05%          56,562     6.469710              365,941

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                               UNITS
                                  FEES       OWNED BY        UNIT*          CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE          LIABILITY
                                --------  ---------------  ----------  -------------------
Putnam VT International Growth
 Fund Class -- IB.............     2.10%             625   $ 11.93192  $             7,457
Putnam VT International Growth
 Fund Class -- IB.............     2.20%             387     6.485110                2,509
Putnam VT International New
 Opportunities Fund
 Class -- IA..................     0.95%          30,009     5.597312              167,967
Putnam VT International New
 Opportunities Fund
 Class -- IA..................     1.10%             126     5.570358                  701
Putnam VT International New
 Opportunities Fund
 Class -- IA..................     1.40%       5,822,109     8.186533           47,662,886
Putnam VT International New
 Opportunities Fund
 Class -- IA..................     1.55%          48,331     8.141663              393,497
Putnam VT International New
 Opportunities Fund
 Class -- IA..................     1.60%           3,580     8.155091               29,195
Putnam VT International New
 Opportunities Fund
 Class -- IA..................     1.75%             721     8.110387                5,849
Putnam VT International New
 Opportunities Fund
 Class -- IB..................     0.95%             760     8.126680                6,176
Putnam VT International New
 Opportunities Fund
 Class -- IB..................     1.40%             358     8.111334                2,903
Putnam VT International New
 Opportunities Fund
 Class -- IB..................     1.50%         118,009     6.876996              811,544
Putnam VT International New
 Opportunities Fund
 Class -- IB..................     1.55%               7     8.106228                   59
Putnam VT International New
 Opportunities Fund
 Class -- IB..................     1.65%           1,077     6.843505                7,370
Putnam VT International New
 Opportunities Fund
 Class -- IB..................     1.65%          89,272     3.195706              285,286
Putnam VT International New
 Opportunities Fund
 Class -- IB..................     1.70%           5,123     5.314624               27,227
Putnam VT International New
 Opportunities Fund
 Class -- IB..................     1.75%           1,214     8.099423                9,837
Putnam VT International New
 Opportunities Fund
 Class -- IB..................     1.80%           6,038     3.182188               19,213
Putnam VT International New
 Opportunities Fund
 Class -- IB..................     1.85%             748     5.297015                3,961
Putnam VT International New
 Opportunities Fund
 Class -- IB..................     1.85%          10,304     3.183438               32,801
Putnam VT International New
 Opportunities Fund
 Class -- IB..................     1.90%              47     5.294214                  247
Putnam VT International New
 Opportunities Fund
 Class -- IB..................     1.90%             141     8.094325                1,141
Putnam VT International New
 Opportunities Fund
 Class -- IB..................     2.00%           6,866     3.169969               21,764
Putnam VT International New
 Opportunities Fund
 Class -- IB..................     2.05%           9,791     5.276675               51,664
Putnam VT International New
 Opportunities Fund
 Class -- IB..................     2.10%             468     8.087529                3,782
Putnam VT International New
 Opportunities Fund
 Class -- IB..................     2.35%           8,756     3.165318               27,717
Putnam VT Investors Fund
 Class -- IA..................     0.95%         264,012     5.663126            1,495,136
Putnam VT Investors Fund
 Class -- IA..................     1.10%         101,138     0.563584               57,000
Putnam VT Investors Fund
 Class -- IA..................     1.15%           2,260     5.641377               12,748
Putnam VT Investors Fund
 Class -- IA..................     1.40%      24,847,783     6.598094          163,948,005
Putnam VT Investors Fund
 Class -- IA..................     1.55%         520,751     6.561898            3,417,113
Putnam VT Investors Fund
 Class -- IA..................     1.60%          69,153     6.572733              454,522
Putnam VT Investors Fund
 Class -- IA..................     1.75%          23,568     6.536691              154,056
Putnam VT Investors Fund
 Class -- IB..................     0.95%           1,284     6.548762                8,410
Putnam VT Investors Fund
 Class -- IB..................     1.40%          16,791     6.536396              109,753
Putnam VT Investors Fund
 Class -- IB..................     1.50%         947,060     6.181670            5,854,410
Putnam VT Investors Fund
 Class -- IB..................     1.55%           3,946     6.532278               25,780
Putnam VT Investors Fund
 Class -- IB..................     1.65%          22,436     6.151569              138,015
Putnam VT Investors Fund
 Class -- IB..................     1.65%         304,051     4.564760            1,387,919
Putnam VT Investors Fund
 Class -- IB..................     1.70%         116,108     4.934072              572,885
Putnam VT Investors Fund
 Class -- IB..................     1.75%           3,017     6.526795               19,689
Putnam VT Investors Fund
 Class -- IB..................     1.80%          67,702     4.545448              307,738
Putnam VT Investors Fund
 Class -- IB..................     1.85%           4,726     4.917703               23,242
Putnam VT Investors Fund
 Class -- IB..................     1.85%          26,715     4.547226              121,478
Putnam VT Investors Fund
 Class -- IB..................     1.90%          12,087     4.915101               59,408
Putnam VT Investors Fund
 Class -- IB..................     2.00%          16,855     4.527994               76,318
Putnam VT Investors Fund
 Class -- IB..................     2.05%          86,542     4.898812              423,955
Putnam VT Investors Fund
 Class -- IB..................     2.10%           2,259     6.517210               14,724

  *  Rounded unit values.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                               UNITS
                                  FEES       OWNED BY        UNIT*          CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE          LIABILITY
                                --------  ---------------  ----------  -------------------
Putnam VT Investors Fund
 Class -- IB..................     2.20%             996   $ 4.910476  $             4,893
Putnam VT Investors Fund
 Class -- IB..................     2.35%          24,033     4.521341              108,663
Putnam VT Money Market Fund
 Class -- IA..................     0.95%         266,556     1.097540              292,556
Putnam VT Money Market Fund
 Class -- IA..................     1.10%           2,370    10.922965               25,884
Putnam VT Money Market Fund
 Class -- IA..................     1.40%     228,351,759     1.706751          389,739,593
Putnam VT Money Market Fund
 Class -- IA..................     1.55%       2,493,159     1.697418            4,231,933
Putnam VT Money Market Fund
 Class -- IA..................     1.60%         107,345     1.700171              182,505
Putnam VT Money Market Fund
 Class -- IA..................     1.75%         519,181     1.690871              877,868
Putnam VT Money Market Fund
 Class -- IB..................     0.95%             280     1.694785                  474
Putnam VT Money Market Fund
 Class -- IB..................     1.40%          33,971     1.691586               57,466
Putnam VT Money Market Fund
 Class -- IB..................     1.50%       8,199,591     1.111317            9,112,345
Putnam VT Money Market Fund
 Class -- IB..................     1.55%           1,961     1.690522                3,315
Putnam VT Money Market Fund
 Class -- IB..................     1.65%         311,431     1.105958              344,429
Putnam VT Money Market Fund
 Class -- IB..................     1.65%       1,753,948     1.051252            1,843,842
Putnam VT Money Market Fund
 Class -- IB..................     1.70%       1,617,320     1.024343            1,656,690
Putnam VT Money Market Fund
 Class -- IB..................     1.75%          36,510     1.689109               61,670
Putnam VT Money Market Fund
 Class -- IB..................     1.80%         164,268     1.046858              171,966
Putnam VT Money Market Fund
 Class -- IB..................     1.85%          46,079     1.020995               47,047
Putnam VT Money Market Fund
 Class -- IB..................     1.85%         278,367     1.047205              291,508
Putnam VT Money Market Fund
 Class -- IB..................     1.90%          52,293     1.020370               53,358
Putnam VT Money Market Fund
 Class -- IB..................     2.00%           3,278     1.042803                3,418
Putnam VT Money Market Fund
 Class -- IB..................     2.05%         356,564     1.016970              362,615
Putnam VT Money Market Fund
 Class -- IB..................     2.20%           2,117     1.019474                2,158
Putnam VT Money Market Fund
 Class -- IB..................     2.40%          87,612     1.015544               88,973
Putnam VT New Opportunities
 Fund Class -- IA.............     0.95%         133,856     5.116314              684,851
Putnam VT New Opportunities
 Fund Class -- IA.............     1.10%           8,905     5.091642               45,342
Putnam VT New Opportunities
 Fund Class -- IA.............     1.15%           4,197     5.096640               21,392
Putnam VT New Opportunities
 Fund Class -- IA.............     1.30%           2,348     5.072062               11,912
Putnam VT New Opportunities
 Fund Class -- IA.............     1.40%      39,837,972    14.325157          570,685,205
Putnam VT New Opportunities
 Fund Class -- IA.............     1.55%         189,523    14.246506            2,700,038
Putnam VT New Opportunities
 Fund Class -- IA.............     1.60%          17,441    14.270050              248,884
Putnam VT New Opportunities
 Fund Class -- IA.............     1.75%           9,859    14.191692              139,919
Putnam VT New Opportunities
 Fund Class -- IA.............     1.90%             538    14.182757                7,635
Putnam VT New Opportunities
 Fund Class -- IB.............     0.95%             526    14.210831                7,481
Putnam VT New Opportunities
 Fund Class -- IB.............     1.40%           6,045    14.183996               85,745
Putnam VT New Opportunities
 Fund Class -- IB.............     1.50%         858,758     6.031063            5,179,226
Putnam VT New Opportunities
 Fund Class -- IB.............     1.55%              46    14.175067                  655
Putnam VT New Opportunities
 Fund Class -- IB.............     1.65%          36,648     6.001675              219,950
Putnam VT New Opportunities
 Fund Class -- IB.............     1.65%         462,762     2.827437            1,308,431
Putnam VT New Opportunities
 Fund Class -- IB.............     1.70%         115,558     3.645252              421,239
Putnam VT New Opportunities
 Fund Class -- IB.............     1.75%           2,002    14.163161               28,350
Putnam VT New Opportunities
 Fund Class -- IB.............     1.80%          36,114     2.815458              101,678
Putnam VT New Opportunities
 Fund Class -- IB.............     1.85%          39,030     3.633158              141,804
Putnam VT New Opportunities
 Fund Class -- IB.............     1.85%          52,632     2.816566              148,241
Putnam VT New Opportunities
 Fund Class -- IB.............     1.90%          15,115     3.631227               54,888
Putnam VT New Opportunities
 Fund Class -- IB.............     2.00%          50,808     2.804634              142,499
Putnam VT New Opportunities
 Fund Class -- IB.............     2.05%          30,783     3.619184              111,409
Putnam VT New Opportunities
 Fund Class -- IB.............     2.10%           1,029    14.142356               14,550

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                               UNITS
                                  FEES       OWNED BY        UNIT*          CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE          LIABILITY
                                --------  ---------------  ----------  -------------------
Putnam VT New Opportunities
 Fund Class -- IB.............     2.35%          51,512   $ 2.800515  $           144,259
Putnam VT New Value Fund
 Class -- IA..................     0.95%          79,897    10.820343              864,508
Putnam VT New Value Fund
 Class -- IA..................     1.10%          16,270    10.768317              175,202
Putnam VT New Value Fund
 Class -- IA..................     1.15%           3,737    10.778811               40,283
Putnam VT New Value Fund
 Class -- IA..................     1.40%      16,840,259    12.364017          208,213,250
Putnam VT New Value Fund
 Class -- IA..................     1.55%         135,329    12.296297            1,664,051
Putnam VT New Value Fund
 Class -- IA..................     1.60%          23,176    12.316563              285,443
Putnam VT New Value Fund
 Class -- IA..................     1.75%          18,911    12.249090              231,644
Putnam VT New Value Fund
 Class -- IB..................     0.95%             898    12.279688               11,030
Putnam VT New Value Fund
 Class -- IB..................     1.40%          13,610    12.256506              166,812
Putnam VT New Value Fund
 Class -- IB..................     1.50%         226,987    10.383920            2,357,015
Putnam VT New Value Fund
 Class -- IB..................     1.55%             422    12.248793                5,173
Putnam VT New Value Fund
 Class -- IB..................     1.65%           2,499    10.333415               25,819
Putnam VT New Value Fund
 Class -- IB..................     1.65%          82,108    11.386495              934,925
Putnam VT New Value Fund
 Class -- IB..................     1.70%          28,875     9.409700              271,703
Putnam VT New Value Fund
 Class -- IB..................     1.75%           4,499    12.238513               55,056
Putnam VT New Value Fund
 Class -- IB..................     1.80%          10,115    11.338436              114,687
Putnam VT New Value Fund
 Class -- IB..................     1.85%           7,956    11.342781               90,246
Putnam VT New Value Fund
 Class -- IB..................     1.85%          18,961     9.378579              177,827
Putnam VT New Value Fund
 Class -- IB..................     1.90%           7,664     9.373569               71,838
Putnam VT New Value Fund
 Class -- IB..................     1.95%           1,090    12.228244               13,327
Putnam VT New Value Fund
 Class -- IB..................     2.00%           1,410    11.294905               15,924
Putnam VT New Value Fund
 Class -- IB..................     2.05%          18,694     9.342558              174,649
Putnam VT New Value Fund
 Class -- IB..................     2.10%             604    12.220541                7,379
Putnam VT New Value Fund
 Class -- IB..................     2.40%             770     9.328840                7,182
Putnam VT OTC & Emerging
 Growth Fund Class -- IA......     0.95%          57,723     2.877709              166,110
Putnam VT OTC & Emerging
 Growth Fund Class -- IA......     1.10%           6,052     2.863821               17,331
Putnam VT OTC & Emerging
 Growth Fund Class -- IA......     1.40%       6,658,655     3.870426           25,771,832
Putnam VT OTC & Emerging
 Growth Fund Class -- IA......     1.55%         234,090     3.849144              901,044
Putnam VT OTC & Emerging
 Growth Fund Class -- IA......     1.60%          10,466     3.855521               40,352
Putnam VT OTC & Emerging
 Growth Fund Class -- IA......     1.75%           7,894     3.834314               30,270
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     1.40%           1,299     3.838888                4,988
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     1.50%         318,160     3.940484            1,253,704
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     1.55%              39     3.836467                  150
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     1.60%             187     3.835666                  716
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     1.65%           4,636     3.921257               18,180
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     1.65%         196,860     1.240468              244,199
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     1.70%          20,293     2.471340               50,150
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     1.80%          62,873     1.235190               77,661
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     1.85%           2,096     2.463120                5,163
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     1.85%          13,503     1.235678               16,686
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     1.90%              95     3.830838                  364
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     1.90%           1,233     2.461820                3,036
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     2.05%           6,488     2.453635               15,919
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     2.10%           2,209     3.827615                8,455
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     2.15%           5,881     1.229658                7,231
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     2.35%          22,615     1.228628               27,785

  *  Rounded unit values.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                               UNITS
                                  FEES       OWNED BY        UNIT*          CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE          LIABILITY
                                --------  ---------------  ----------  -------------------
Putnam VT Research Fund
 Class -- IA..................     0.95%          77,342   $ 7.163872  $           554,069
Putnam VT Research Fund
 Class -- IA..................     1.10%          17,546     7.129394              125,095
Putnam VT Research Fund
 Class -- IA..................     1.15%          13,127     7.136359               93,682
Putnam VT Research Fund
 Class -- IA..................     1.30%           4,107     7.102000               29,171
Putnam VT Research Fund
 Class -- IA..................     1.40%       7,997,810     9.386276           75,069,655
Putnam VT Research Fund
 Class -- IA..................     1.55%         135,020     9.334798            1,260,384
Putnam VT Research Fund
 Class -- IA..................     1.60%          30,890     9.350204              288,826
Putnam VT Research Fund
 Class -- IA..................     1.75%          19,400     9.298917              180,395
Putnam VT Research Fund
 Class -- IA..................     1.90%           2,191     9.293074               20,358
Putnam VT Research Fund
 Class -- IB..................     0.95%           2,223     9.330362               20,742
Putnam VT Research Fund
 Class -- IB..................     1.40%          13,126     9.312751              122,241
Putnam VT Research Fund
 Class -- IB..................     1.50%         222,358     9.273291            2,061,989
Putnam VT Research Fund
 Class -- IB..................     1.55%               1     9.306895                    9
Putnam VT Research Fund
 Class -- IB..................     1.65%          12,574     9.228152              116,034
Putnam VT Research Fund
 Class -- IB..................     1.65%         156,121     6.035011              942,190
Putnam VT Research Fund
 Class -- IB..................     1.70%         142,217     6.094196              866,701
Putnam VT Research Fund
 Class -- IB..................     1.75%           3,030     9.299078               28,180
Putnam VT Research Fund
 Class -- IB..................     1.80%          11,124     6.009504               66,848
Putnam VT Research Fund
 Class -- IB..................     1.85%           8,179     6.011812               49,168
Putnam VT Research Fund
 Class -- IB..................     1.85%          30,124     6.074014              182,975
Putnam VT Research Fund
 Class -- IB..................     1.90%           4,484     6.070789               27,222
Putnam VT Research Fund
 Class -- IB..................     2.00%             279     5.986405                1,671
Putnam VT Research Fund
 Class -- IB..................     2.05%           9,833     6.050669               59,497
Putnam VT Small Cap Value Fund
 Class -- IA..................     0.95%          21,904    12.760400              279,498
Putnam VT Small Cap Value Fund
 Class -- IA..................     1.10%           1,994    12.698992               25,323
Putnam VT Small Cap Value Fund
 Class -- IA..................     1.15%           1,763    12.711411               22,410
Putnam VT Small Cap Value Fund
 Class -- IA..................     1.40%       9,856,634    11.885781          117,153,791
Putnam VT Small Cap Value Fund
 Class -- IA..................     1.55%         128,486    11.820635            1,518,787
Putnam VT Small Cap Value Fund
 Class -- IA..................     1.60%          30,646    11.840139              362,852
Putnam VT Small Cap Value Fund
 Class -- IA..................     1.75%          11,649    11.775261              137,172
Putnam VT Small Cap Value Fund
 Class -- IB..................     1.40%           9,809    11.788806              115,637
Putnam VT Small Cap Value Fund
 Class -- IB..................     1.50%         189,956    11.755220            2,232,978
Putnam VT Small Cap Value Fund
 Class -- IB..................     1.55%             791    11.781386                9,325
Putnam VT Small Cap Value Fund
 Class -- IB..................     1.65%           2,824    11.698013               33,035
Putnam VT Small Cap Value Fund
 Class -- IB..................     1.65%          52,347    11.059965              578,956
Putnam VT Small Cap Value Fund
 Class -- IB..................     1.70%          22,154    10.594517              234,711
Putnam VT Small Cap Value Fund
 Class -- IB..................     1.75%          10,633    11.771487              125,164
Putnam VT Small Cap Value Fund
 Class -- IB..................     1.80%          10,372    11.013257              114,229
Putnam VT Small Cap Value Fund
 Class -- IB..................     1.85%          10,569    11.017506              116,439
Putnam VT Small Cap Value Fund
 Class -- IB..................     1.85%          16,609    10.559456              175,377
Putnam VT Small Cap Value Fund
 Class -- IB..................     1.90%           2,370    11.764073               27,879
Putnam VT Small Cap Value Fund
 Class -- IB..................     1.90%           5,363    10.553834               56,598
Putnam VT Small Cap Value Fund
 Class -- IB..................     2.00%           5,094    10.970964               55,882
Putnam VT Small Cap Value Fund
 Class -- IB..................     2.05%           4,480    10.518921               47,123
Putnam VT The George Putnam
 Fund of Boston
 Class -- IA..................     0.95%         231,943    10.013632            2,322,593
Putnam VT The George Putnam
 Fund of Boston
 Class -- IA..................     1.10%          27,091     9.965455              269,975
Putnam VT The George Putnam
 Fund of Boston
 Class -- IA..................     1.15%           9,619     9.975220               95,951

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                               UNITS
                                  FEES       OWNED BY        UNIT*          CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE          LIABILITY
                                --------  ---------------  ----------  -------------------
Putnam VT The George Putnam
 Fund of Boston
 Class -- IA..................     1.30%           5,965   $ 9.927238  $            59,219
Putnam VT The George Putnam
 Fund of Boston
 Class -- IA..................     1.40%      25,071,016     9.760403          244,703,220
Putnam VT The George Putnam
 Fund of Boston
 Class -- IA..................     1.55%         362,868     9.706904            3,522,323
Putnam VT The George Putnam
 Fund of Boston
 Class -- IA..................     1.60%          46,664     9.722964              453,711
Putnam VT The George Putnam
 Fund of Boston
 Class -- IA..................     1.75%          16,897     9.669682              163,387
Putnam VT The George Putnam
 Fund of Boston
 Class -- IA..................     1.90%             358     9.663594                3,459
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     0.95%           5,294     9.692090               51,315
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     1.40%          26,495     9.673816              256,310
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     1.50%         836,593     9.800979            8,199,426
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     1.55%               4     9.667727                   40
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     1.65%          27,813     9.753316              271,269
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     1.65%          94,510    10.315539              974,925
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     1.70%         112,703     9.405239            1,060,002
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     1.75%          18,001     9.659621              173,886
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     1.80%          17,328    10.272005              177,989
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     1.85%           4,488     9.374130               42,067
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     1.85%           7,120    10.275959               73,163
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     1.90%           4,121     9.369169               38,609
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     1.95%           1,289     9.651520               12,446
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     2.00%             546    10.232596                5,592
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     2.05%          30,473     9.338168              284,560
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     2.20%             994     9.360382                9,301
Putnam VT Utilities Growth and
 Income Fund Class -- IA......     0.95%          33,865     6.673453              225,995
Putnam VT Utilities Growth and
 Income Fund Class -- IA......     1.10%           1,167     6.641357                7,750
Putnam VT Utilities Growth and
 Income Fund Class -- IA......     1.15%           1,008     6.647839                6,703
Putnam VT Utilities Growth and
 Income Fund Class -- IA......     1.40%      11,415,804    14.960386          170,784,838
Putnam VT Utilities Growth and
 Income Fund Class -- IA......     1.55%          81,618    14.878369            1,214,336
Putnam VT Utilities Growth and
 Income Fund Class -- IA......     1.60%          11,047    14.902967              164,638
Putnam VT Utilities Growth and
 Income Fund Class -- IA......     1.75%           6,797    14.821279              100,739
Putnam VT Utilities Growth and
 Income Fund Class -- IA......     1.90%           1,133    14.811956               16,789
Putnam VT Utilities Growth and
 Income Fund Class -- IB......     1.40%           2,457    14.812508               36,389
Putnam VT Utilities Growth and
 Income Fund Class -- IB......     1.50%         175,233     7.163051            1,255,201
Putnam VT Utilities Growth and
 Income Fund Class -- IB......     1.55%           2,613    14.803198               38,675
Putnam VT Utilities Growth and
 Income Fund Class -- IB......     1.65%           1,184     7.128228                8,442
Putnam VT Utilities Growth and
 Income Fund Class -- IB......     1.65%          55,141     6.733548              371,292
Putnam VT Utilities Growth and
 Income Fund Class -- IB......     1.70%          12,868     5.931852               76,331
Putnam VT Utilities Growth and
 Income Fund Class -- IB......     1.75%           2,344    14.790785               34,668
Putnam VT Utilities Growth and
 Income Fund Class -- IB......     1.80%          22,152     6.705108              148,529
Putnam VT Utilities Growth and
 Income Fund Class -- IB......     1.85%           1,292     5.912221                7,640
Putnam VT Utilities Growth and
 Income Fund Class -- IB......     1.85%           3,011     6.707693               20,194
Putnam VT Utilities Growth and
 Income Fund Class -- IB......     1.90%           5,955     5.909073               35,187
Putnam VT Utilities Growth and
 Income Fund Class -- IB......     2.00%             693     6.679376                4,626
Putnam VT Utilities Growth and
 Income Fund Class -- IB......     2.05%          12,640     5.889535               74,443
Putnam VT Utilities Growth and
 Income Fund Class -- IB......     2.15%           1,971     6.675179               13,155
Putnam VT Utilities Growth and
 Income Fund Class -- IB......     2.20%             524     5.903551                3,096
Putnam VT Vista Fund
 Class -- IA..................     0.95%          82,063     6.010658              493,256
Putnam VT Vista Fund
 Class -- IA..................     1.10%           1,941     5.981692               11,610
Putnam VT Vista Fund
 Class -- IA..................     1.15%             366     5.987537                2,190

  *  Rounded unit values.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                               UNITS
                                  FEES       OWNED BY        UNIT*          CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE          LIABILITY
                                --------  ---------------  ----------  -------------------
Putnam VT Vista Fund
 Class -- IA..................     1.30%           1,911   $ 5.958677  $            11,388
Putnam VT Vista Fund
 Class -- IA..................     1.40%      13,187,970     9.214832          121,524,925
Putnam VT Vista Fund
 Class -- IA..................     1.55%         144,262     9.164257            1,322,053
Putnam VT Vista Fund
 Class -- IA..................     1.60%          50,900     9.179394              467,231
Putnam VT Vista Fund
 Class -- IA..................     1.75%           8,451     9.129004               77,148
Putnam VT Vista Fund
 Class -- IB..................     0.95%             286     9.145265                2,620
Putnam VT Vista Fund
 Class -- IB..................     1.10%             303     9.139503                2,767
Putnam VT Vista Fund
 Class -- IB..................     1.40%           2,167     9.127999               19,781
Putnam VT Vista Fund
 Class -- IB..................     1.50%         333,281     6.520467            2,173,147
Putnam VT Vista Fund
 Class -- IB..................     1.65%          10,531     6.488691               68,332
Putnam VT Vista Fund
 Class -- IB..................     1.65%         479,078     3.247887            1,555,992
Putnam VT Vista Fund
 Class -- IB..................     1.70%          76,988     3.827409              294,664
Putnam VT Vista Fund
 Class -- IB..................     1.75%           2,238     9.114586               20,396
Putnam VT Vista Fund
 Class -- IB..................     1.80%          31,431     3.234144              101,651
Putnam VT Vista Fund
 Class -- IB..................     1.85%          16,623     3.235405               53,781
Putnam VT Vista Fund
 Class -- IB..................     1.85%          25,592     3.814732               97,626
Putnam VT Vista Fund
 Class -- IB..................     1.90%           7,032     3.812697               26,810
Putnam VT Vista Fund
 Class -- IB..................     2.00%          24,811     3.221704               79,934
Putnam VT Vista Fund
 Class -- IB..................     2.05%          35,759     3.800050              135,886
Putnam VT Vista Fund
 Class -- IB..................     2.15%           3,235     3.219672               10,416
Putnam VT Vista Fund
 Class -- IB..................     2.20%           5,474     3.218992               17,620
Putnam VT Voyager Fund
 Class -- IA..................     0.95%         363,104     6.478395            2,352,329
Putnam VT Voyager Fund
 Class -- IA..................     1.10%          21,480     6.447201              138,489
Putnam VT Voyager Fund
 Class -- IA..................     1.15%          34,913     6.453499              225,310
Putnam VT Voyager Fund
 Class -- IA..................     1.30%           2,383     6.422411               15,301
Putnam VT Voyager Fund
 Class -- IA..................     1.40%      34,828,675     39.70059        1,382,718,927
Putnam VT Voyager Fund
 Class -- IA..................     1.55%         235,192    39.482768            9,286,034
Putnam VT Voyager Fund
 Class -- IA..................     1.60%          27,495    39.548023            1,087,362
Putnam VT Voyager Fund
 Class -- IA..................     1.75%          12,954    39.331045              509,499
Putnam VT Voyager Fund
 Class -- IB..................     0.95%             465    39.415154               18,346
Putnam VT Voyager Fund
 Class -- IB..................     1.10%             336    39.390325               13,227
Putnam VT Voyager Fund
 Class -- IB..................     1.40%           6,664    39.340719              262,164
Putnam VT Voyager Fund
 Class -- IB..................     1.50%       1,476,493     7.605733           11,229,809
Putnam VT Voyager Fund
 Class -- IB..................     1.55%             387    39.315938               15,219
Putnam VT Voyager Fund
 Class -- IB..................     1.60%              27    39.307677                1,080
Putnam VT Voyager Fund
 Class -- IB..................     1.65%          52,118     7.568701              394,465
Putnam VT Voyager Fund
 Class -- IB..................     1.65%         794,800     4.029166            3,202,383
Putnam VT Voyager Fund
 Class -- IB..................     1.70%         196,329     5.008280              983,273
Putnam VT Voyager Fund
 Class -- IB..................     1.75%           4,374    39.282916              171,822
Putnam VT Voyager Fund
 Class -- IB..................     1.80%         133,534     4.012128              535,757
Putnam VT Voyager Fund
 Class -- IB..................     1.85%          11,105     4.991687               55,431
Putnam VT Voyager Fund
 Class -- IB..................     1.85%          32,191     4.013686              129,203
Putnam VT Voyager Fund
 Class -- IB..................     1.90%           4,148    39.258175              162,847
Putnam VT Voyager Fund
 Class -- IB..................     1.90%          80,183     4.989023              400,035
Putnam VT Voyager Fund
 Class -- IB..................     1.95%             305    39.249923               11,981
Putnam VT Voyager Fund
 Class -- IB..................     2.00%          49,785     3.996702              198,977
Putnam VT Voyager Fund
 Class -- IB..................     2.05%         124,595     4.972500              619,547
Putnam VT Voyager Fund
 Class -- IB..................     2.10%             371    39.225198               14,563

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                               UNITS
                                  FEES       OWNED BY        UNIT*          CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE          LIABILITY
                                --------  ---------------  ----------  -------------------
Putnam VT Voyager Fund
 Class -- IB..................     2.15%           3,506   $ 3.994188  $            14,005
Putnam VT Voyager Fund
 Class -- IB..................     2.20%           4,347     3.993348               17,359
Putnam VT Voyager Fund
 Class -- IB..................     2.20%           7,559     4.984353               37,679
Putnam VT Voyager Fund
 Class -- IB..................     2.35%          33,278     3.990828              132,805
Putnam VT Voyager Fund
 Class -- IB..................     2.40%           1,368     4.965193                6,794
Putnam VT Voyager II Fund
 Class -- IA..................     0.95%          11,556     3.784986               43,741
Putnam VT Voyager II Fund
 Class -- IA..................     1.10%           1,046     3.772674                3,944
Putnam VT Voyager II Fund
 Class -- IA..................     1.40%       1,998,061     3.748164            7,489,059
Putnam VT Voyager II Fund
 Class -- IA..................     1.55%          33,323     3.735982              124,493
Putnam VT Voyager II Fund
 Class -- IA..................     1.60%          13,441     3.733749               50,185
Putnam VT Voyager II Fund
 Class -- IA..................     1.75%          11,422     3.721594               42,508
Putnam VT Voyager II Fund
 Class -- IB..................     1.40%               9     3.726035                   33
Putnam VT Voyager II Fund
 Class -- IB..................     1.50%          15,463     3.718781               57,504
Putnam VT Voyager II Fund
 Class -- IB..................     1.65%          49,420     3.706679              183,182
Putnam VT Voyager II Fund
 Class -- IB..................     1.70%          23,055     3.702660               85,366
Putnam VT Voyager II Fund
 Class -- IB..................     1.75%           1,658     3.720563                6,168
Putnam VT Voyager II Fund
 Class -- IB..................     1.80%           2,579     3.694627                9,528
Putnam VT Voyager II Fund
 Class -- IB..................     1.85%           5,403     3.690607               19,939
Putnam VT Voyager II Fund
 Class -- IB..................     1.90%           3,503     3.688408               12,921
Putnam VT Voyager II Fund
 Class -- IB..................     2.00%             367     3.680407                1,351
Putnam VT Voyager II Fund
 Class -- IB..................     2.15%             140     3.678080                  515
                                                                       -------------------
    SUB-TOTAL.................                                               8,301,151,583
                                                                       -------------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
Putnam VT American Government
 Income Fund Class -- IA......     1.40%          38,728    12.539779              485,644
Putnam VT Capital Appreciation
 Fund Class -- IA.............     1.40%             951     6.211865                5,910
Putnam VT Diversified Income
 Fund Class -- IA.............     1.40%          34,035    13.260715              451,316
Putnam VT Global Asset
 Allocation Fund
 Class -- IA..................     1.40%          26,472    24.435242              646,839
Putnam VT Global Equity Fund
 Class -- IA..................     1.40%         132,450    14.988370            1,985,209
Putnam VT Growth and Income
 Fund Class -- IA.............     1.40%         239,135    36.058721            8,622,909
Putnam VT Growth and Income
 Fund Class -- IB.............     1.25%           1,892     8.177298               15,466
Putnam VT Growth Opportunities
 Fund Class -- IA.............     1.40%           4,619     3.599648               16,623
Putnam VT Health Sciences Fund
 Class -- IA..................     1.40%           9,146     8.803585               80,513
Putnam VT Health Sciences Fund
 Class -- IB..................     1.25%             512     8.029260                4,113
Putnam VT High Yield Fund
 Class -- IA..................     1.40%          21,264    22.491663              478,255
Putnam VT Income Fund
 Class -- IA..................     1.40%          32,662    24.766709              808,925
Putnam VT International Growth
 and Income Fund
 Class -- IA..................     1.40%          42,557    10.566620              449,699
Putnam VT International Growth
 Fund Class -- IA.............     1.40%          52,308    12.064207              631,057
Putnam VT International New
 Opportunities Fund
 Class -- IA..................     1.40%          17,295     8.186533              141,588
Putnam VT Investors Fund
 Class -- IA..................     1.40%         155,272     6.598094            1,024,499
Putnam VT Money Market Fund
 Class -- IA..................     1.40%         446,237     1.706751              761,615
Putnam VT New Opportunities
 Fund Class -- IA.............     1.40%          89,356    14.325157            1,280,032
Putnam VT New Value Fund
 Class -- IA..................     1.40%          46,791    12.364017              578,523
Putnam VT OTC & Emerging
 Growth Fund Class -- IA......     1.40%          14,459     3.870426               55,964
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     1.25%             623     1.575239                  981

  *  Rounded unit values.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                               UNITS
                                  FEES       OWNED BY        UNIT*          CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE          LIABILITY
                                --------  ---------------  ----------  -------------------
Putnam VT Research Fund
 Class -- IA..................     1.40%           8,835   $ 9.386276  $            82,922
Putnam VT Small Cap Value Fund
 Class -- IA..................     1.40%          14,262    11.885781              169,513
Putnam VT The George Putnam
 Fund of Boston
 Class -- IA..................     1.40%          99,061     9.760403              966,873
Putnam VT Utilities Growth and
 Income Fund Class -- IA......     1.40%          37,344    14.960386              558,678
Putnam VT Vista Fund
 Class -- IA..................     1.40%          35,126     9.214832              323,676
Putnam VT Voyager Fund
 Class -- IA..................     1.40%         170,526     39.70059            6,769,985
                                                                       -------------------
    SUB-TOTAL.................                                         $        27,397,327
                                                                       -------------------
GRAND TOTAL...................                                         $     8,328,548,910
                                                                       ===================

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                PUTNAM VT           PUTNAM VT        PUTNAM VT
                           AMERICAN GOVERNMENT       CAPITAL        DIVERSIFIED
                               INCOME FUND      APPRECIATION FUND   INCOME FUND
                               SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                           -------------------  -----------------  -------------
INVESTMENT INCOME:
  Dividends..............      $1,862,829          $    28,505      $19,435,599
                               ----------          -----------      -----------
EXPENSES:
  Mortality and expense
   undertakings..........      (1,616,579)            (101,817)      (2,754,110)
                               ----------          -----------      -----------
    Net investment income
     (loss)..............         246,250              (73,312)      16,681,489
                               ----------          -----------      -----------
CAPITAL GAINS INCOME
 (LOSS)..................        --                   --                --
                               ----------          -----------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (94,688)            (184,332)      (3,661,601)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       9,194,222           (1,864,784)      (2,989,858)
                               ----------          -----------      -----------
    Net gain (loss) on
     investments.........       9,099,534           (2,049,116)      (6,651,459)
                               ----------          -----------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $9,345,784          $(2,122,428)     $10,030,030
                               ==========          ===========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                              PUTNAM VT       PUTNAM VT       PUTNAM VT         PUTNAM VT         PUTNAM VT     PUTNAM VT
                            GLOBAL ASSET    GLOBAL EQUITY     GROWTH AND          GROWTH           HEALTH      HIGH YIELD
                           ALLOCATION FUND     FUND (1)      INCOME FUND    OPPORTUNITIES FUND  SCIENCES FUND     FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  --------------  --------------  ------------------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............   $  5,910,425    $   1,616,862   $  73,901,646      $  --            $    110,750   $41,769,365
                            ------------    -------------   -------------      ------------     ------------   -----------
EXPENSES:
  Mortality and expense
   undertakings..........     (3,503,927)      (6,057,995)    (38,176,088)         (332,154)      (1,973,313)   (3,972,384)
                            ------------    -------------   -------------      ------------     ------------   -----------
    Net investment income
     (loss)..............      2,406,498       (4,441,133)     35,725,558          (332,154)      (1,862,563)   37,796,981
                            ------------    -------------   -------------      ------------     ------------   -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --               --              --               --                 --            --
                            ------------    -------------   -------------      ------------     ------------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (23,412,686)    (134,006,280)   (215,870,540)       (4,920,769)     (10,371,606)   (9,197,088)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (20,257,774)       3,182,909    (519,270,135)       (4,807,004)     (28,197,479)  (34,634,511)
                            ------------    -------------   -------------      ------------     ------------   -----------
    Net gain (loss) on
     investments.........    (43,670,460)    (130,823,371)   (735,140,675)       (9,727,773)     (38,569,085)  (43,831,599)
                            ------------    -------------   -------------      ------------     ------------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(41,263,962)   $(135,264,504)  $(699,415,117)     $(10,059,927)    $(40,431,648)   (6,034,618)
                            ============    =============   =============      ============     ============   ===========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                          PUTNAM VT
                                        INTERNATIONAL     PUTNAM VT
                            PUTNAM VT    GROWTH AND     INTERNATIONAL
                           INCOME FUND   INCOME FUND   GROWTH FUND (2)
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -------------  ---------------
INVESTMENT INCOME:
  Dividends..............  $19,076,678  $  1,077,533    $  2,795,774
                           -----------  ------------    ------------
EXPENSES:
  Mortality and expense
   undertakings..........   (4,790,761)   (1,836,855)     (3,301,283)
                           -----------  ------------    ------------
    Net investment income
     (loss)..............   14,285,917      (759,322)       (505,509)
                           -----------  ------------    ------------
CAPITAL GAINS INCOME
 (LOSS)..................      --            --             --
                           -----------  ------------    ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      288,818   (11,004,933)    (49,950,115)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   10,154,987   (11,629,304)        (14,159)
                           -----------  ------------    ------------
    Net gain (loss) on
     investments.........   10,443,805   (22,634,237)    (49,964,274)
                           -----------  ------------    ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $24,729,722  $(23,393,559)   $(50,469,783)
                           ===========  ============    ============

(2) Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                               PUTNAM VT
                             INTERNATIONAL                     PUTNAM VT       PUTNAM VT        PUTNAM VT        PUTNAM VT
                           NEW OPPORTUNITIES    PUTNAM VT        MONEY     NEW OPPORTUNITIES    NEW VALUE     OTC & EMERGING
                                 FUND         INVESTORS FUND  MARKET FUND        FUND             FUND          GROWTH FUND
                              SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  --------------  -----------  -----------------  -------------  -----------------
INVESTMENT INCOME:
  Dividends..............     $   609,230      $  1,016,331   $ 6,052,032    $   --           $ 10,523,526     $   --
                              -----------      ------------   -----------    -------------    ------------     ------------
EXPENSES:
  Mortality and expense
   undertakings..........        (793,799)       (2,990,568)   (5,316,887)     (10,246,636)     (3,145,922)        (505,460)
                              -----------      ------------   -----------    -------------    ------------     ------------
    Net investment income
     (loss)..............        (184,569)       (1,974,237)      735,145      (10,246,636)      7,377,604         (505,460)
                              -----------      ------------   -----------    -------------    ------------     ------------
CAPITAL GAINS INCOME
 (LOSS)..................        --                --             --             --                --              --
                              -----------      ------------   -----------    -------------    ------------     ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (7,771,225)      (47,784,756)      --          (160,301,395)     (8,393,727)     (51,061,217)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,842,548)      (22,931,444)      --          (156,674,867)    (49,211,538)      34,604,596
                              -----------      ------------   -----------    -------------    ------------     ------------
    Net gain (loss) on
     investments.........      (9,613,773)      (70,716,200)      --          (316,976,262)    (57,605,265)     (16,456,621)
                              -----------      ------------   -----------    -------------    ------------     ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(9,798,342)     $(72,690,437)  $   735,145    $(327,222,898)   $(50,227,661)    $(16,962,081)
                              ===========      ============   ===========    =============    ============     ============

(2) Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                             PUTNAM VT
                           RESEARCH FUND
                            SUB-ACCOUNT
                           -------------
INVESTMENT INCOME:
  Dividends..............  $    805,170
                           ------------
EXPENSES:
  Mortality and expense
   undertakings..........    (1,285,635)
                           ------------
    Net investment income
     (loss)..............      (480,465)
                           ------------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                           ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (7,120,690)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (21,056,645)
                           ------------
    Net gain (loss) on
     investments.........   (28,177,335)
                           ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(28,657,800)
                           ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                          PUTNAM VT     PUTNAM VT
                            PUTNAM VT     THE GEORGE    UTILITIES                                  PUTNAM VT
                            SMALL CAP    PUTNAM FUND    GROWTH AND    PUTNAM VT      PUTNAM VT     VOYAGER II
                            VALUE FUND    OF BOSTON    INCOME FUND    VISTA FUND   VOYAGER FUND     FUND (3)
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  ------------  ------------  ------------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............  $  1,902,883  $  5,836,434  $  9,083,275  $    --       $  17,538,549  $    --
                           ------------  ------------  ------------  ------------  -------------  ------------
EXPENSES:
  Mortality and expense
   undertakings..........    (1,978,667)   (3,127,218)   (2,873,392)   (2,266,983)   (23,961,398)     (124,641)
                           ------------  ------------  ------------  ------------  -------------  ------------
    Net investment income
     (loss)..............       (75,784)    2,709,216     6,209,883    (2,266,983)    (6,422,849)     (124,641)
                           ------------  ------------  ------------  ------------  -------------  ------------
CAPITAL GAINS INCOME
 (LOSS)..................       --            --            --            --            --             --
                           ------------  ------------  ------------  ------------  -------------  ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........   (11,034,275)     (245,453)  (29,333,427)  (72,756,975)  (279,737,880)  (12,866,364)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (28,678,789)  (27,678,820)  (49,065,250)    4,055,312   (343,330,675)    7,858,183
                           ------------  ------------  ------------  ------------  -------------  ------------
    Net gain (loss) on
     investments.........   (39,713,064)  (27,924,273)  (78,398,677)  (68,701,663)  (623,068,555)   (5,008,181)
                           ------------  ------------  ------------  ------------  -------------  ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(39,788,848) $(25,215,057) $(72,188,794) $(70,968,646) $(629,491,404) $ (5,131,822)
                           ============  ============  ============  ============  =============  ============

(3) Effective October 15, 2002, Putnam VT Technology Fund Sub-Account merged with Putnam VT Voyager Fund II Sub-Account.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                PUTNAM VT           PUTNAM VT         PUTNAM VT
                           AMERICAN GOVERNMENT       CAPITAL         DIVERSIFIED
                               INCOME FUND      APPRECIATION FUND    INCOME FUND
                               SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------  -----------------  ---------------
OPERATIONS:
  Net investment gain
   (loss) income.........     $  1,862,829         $   28,505       $ 19,435,599
  Capital gains income...       (1,616,579)          (101,817)        (2,754,110)
  Net realized gain
   (loss) on security
   transactions..........          (94,688)          (184,332)        (3,661,601)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        9,194,222         (1,864,784)        (2,989,858)
                              ------------         ----------       ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        9,345,784         (2,122,428)        10,030,030
                              ------------         ----------       ------------
UNIT TRANSACTIONS:
  Purchases..............        3,056,810            499,515          1,904,651
  Net transfers..........      149,048,615          6,474,684            342,065
  Surrenders for benefit
   payments and fees.....      (26,237,764)        (1,427,513)       (29,746,602)
  Net annuity
   transactions..........          397,560              3,605           (113,629)
                              ------------         ----------       ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      126,265,221          5,550,291        (27,613,515)
                              ------------         ----------       ------------
  Net increase (decrease)
   in net assets.........      135,611,005          3,427,863        (17,583,485)
NET ASSETS:
  Beginning of period....       70,655,257          5,870,970        228,087,730
                              ------------         ----------       ------------
  End of period..........     $206,266,262         $9,298,833       $210,504,245
                              ============         ==========       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                              PUTNAM VT       PUTNAM VT        PUTNAM VT          PUTNAM VT         PUTNAM VT     PUTNAM VT
                            GLOBAL ASSET    GLOBAL EQUITY      GROWTH AND           GROWTH           HEALTH       HIGH YIELD
                           ALLOCATION FUND     FUND (1)       INCOME FUND     OPPORTUNITIES FUND  SCIENCES FUND      FUND
                             SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  --------------  ----------------  ------------------  -------------  ------------
OPERATIONS:
  Net investment gain
   (loss) income.........   $  5,910,425    $   1,616,862   $    73,901,646      $  --            $    110,750   $ 41,769,365
  Capital gains income...     (3,503,927)      (6,057,995)      (38,176,088)         (332,154)      (1,973,313)    (3,972,384)
  Net realized gain
   (loss) on security
   transactions..........    (23,412,686)    (134,006,280)     (215,870,540)       (4,920,769)     (10,371,606)    (9,197,088)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (20,257,774)       3,182,909      (519,270,135)       (4,807,004)     (28,197,479)   (34,634,511)
                            ------------    -------------   ---------------      ------------     ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (41,263,962)    (135,264,504)     (699,415,117)      (10,059,927)     (40,431,648)    (6,034,618)
                            ------------    -------------   ---------------      ------------     ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............      1,719,566        3,317,446        24,476,186           699,610        2,238,772      2,483,118
  Net transfers..........    (24,603,785)     (79,154,420)     (181,834,605)       (2,142,830)     (19,118,902)   (12,806,455)
  Surrenders for benefit
   payments and fees.....    (33,146,620)     (58,704,148)     (352,289,979)       (2,911,617)     (16,276,712)   (43,400,243)
  Net annuity
   transactions..........       (195,432)        (374,687)       (1,755,843)           (3,430)         (65,650)       (86,054)
                            ------------    -------------   ---------------      ------------     ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (56,226,271)    (134,915,809)     (511,404,241)       (4,358,267)     (33,222,492)   (53,809,634)
                            ------------    -------------   ---------------      ------------     ------------   ------------
  Net increase (decrease)
   in net assets.........    (97,490,233)    (270,180,313)   (1,210,819,358)      (14,418,194)     (73,654,140)   (59,844,252)
NET ASSETS:
  Beginning of period....    328,281,553      638,474,021     3,666,603,286        34,186,885      196,177,405    351,027,874
                            ------------    -------------   ---------------      ------------     ------------   ------------
  End of period..........   $230,791,320    $ 368,293,708   $ 2,455,783,928      $ 19,768,691     $122,523,265   $291,183,622
                            ============    =============   ===============      ============     ============   ============

(1) Formerly Putnam VT Global Growth Fund Sub-Account, respectively. Change effective October 15, 2002.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                           PUTNAM VT
                                         INTERNATIONAL     PUTNAM VT
                            PUTNAM VT     GROWTH AND     INTERNATIONAL
                           INCOME FUND    INCOME FUND   GROWTH FUND (2)
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -------------  ---------------
OPERATIONS:
  Net investment gain
   (loss) income.........  $ 19,076,678  $  1,077,533    $  2,795,774
  Capital gains income...    (4,790,761)   (1,836,855)     (3,301,283)
  Net realized gain
   (loss) on security
   transactions..........       288,818   (11,004,933)    (49,950,115)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    10,154,987   (11,629,304)        (14,159)
                           ------------  ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    24,729,722   (23,393,559)    (50,469,783)
                           ------------  ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     4,182,851     1,357,789       3,035,807
  Net transfers..........    62,926,461    (6,488,374)    (15,507,023)
  Surrenders for benefit
   payments and fees.....   (54,686,082)  (14,892,236)    (26,356,062)
  Net annuity
   transactions..........       169,859       (24,193)       (157,908)
                           ------------  ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    12,593,089   (20,047,014)    (38,985,186)
                           ------------  ------------    ------------
  Net increase (decrease)
   in net assets.........    37,322,811   (43,440,573)    (89,454,969)
NET ASSETS:
  Beginning of period....   364,455,846   164,322,821     307,973,764
                           ------------  ------------    ------------
  End of period..........  $401,778,657  $120,882,248    $218,518,795
                           ============  ============    ============

(2) Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                               PUTNAM VT
                             INTERNATIONAL                      PUTNAM VT        PUTNAM VT        PUTNAM VT        PUTNAM VT
                           NEW OPPORTUNITIES    PUTNAM VT         MONEY      NEW OPPORTUNITIES    NEW VALUE     OTC & EMERGING
                                 FUND         INVESTORS FUND   MARKET FUND         FUND             FUND          GROWTH FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  --------------  -------------  -----------------  -------------  -----------------
OPERATIONS:
  Net investment gain
   (loss) income.........    $    609,230     $   1,016,331   $   6,052,032   $    --           $ 10,523,526     $   --
  Capital gains income...        (793,799)       (2,990,568)     (5,316,887)     (10,246,636)     (3,145,922)        (505,460)
  Net realized gain
   (loss) on security
   transactions..........      (7,771,225)      (47,784,756)       --           (160,301,395)     (8,393,727)     (51,061,217)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,842,548)      (22,931,444)       --           (156,674,867)    (49,211,538)      34,604,596
                             ------------     -------------   -------------   --------------    ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (9,798,342)      (72,690,437)        735,145     (327,222,898)    (50,227,661)     (16,962,081)
                             ------------     -------------   -------------   --------------    ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............         901,174         3,194,377      16,133,822        8,192,800       3,226,062          989,590
  Net transfers..........     (12,243,387)      (38,424,889)    215,830,489     (147,677,082)     24,395,858       (6,951,541)
  Surrenders for benefit
   payments and fees.....      (6,279,442)      (26,873,142)   (263,443,274)     (91,038,967)    (31,759,484)      (4,180,645)
  Net annuity
   transactions..........         (51,609)         (413,001)         24,916         (467,084)        (19,132)           1,836
                             ------------     -------------   -------------   --------------    ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (17,673,264)      (62,516,655)    (31,454,047)    (230,990,333)     (4,156,696)     (10,140,760)
                             ------------     -------------   -------------   --------------    ------------     ------------
  Net increase (decrease)
   in net assets.........     (27,471,606)     (135,207,092)    (30,718,902)    (558,213,231)    (54,384,357)     (27,102,841)
NET ASSETS:
  Beginning of period....      77,185,981       315,027,451     440,932,130    1,142,148,846     270,937,853       55,821,112
                             ------------     -------------   -------------   --------------    ------------     ------------
  End of period..........    $ 49,714,375     $ 179,820,359   $ 410,213,228   $  583,935,615    $216,553,496     $ 28,718,271
                             ============     =============   =============   ==============    ============     ============

(2) Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                           PUTNAM VT
                             PUTNAM VT     SMALL CAP
                           RESEARCH FUND   VALUE FUND
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------
OPERATIONS:
  Net investment gain
   (loss) income.........  $    805,170   $  1,902,883
  Capital gains income...    (1,285,635)    (1,978,667)
  Net realized gain
   (loss) on security
   transactions..........    (7,120,690)   (11,034,275)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (21,056,645)   (28,678,789)
                           ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (28,657,800)   (39,788,848)
                           ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............     1,464,774      2,969,451
  Net transfers..........    (4,092,202)    44,413,132
  Surrenders for benefit
   payments and fees.....   (11,479,794)   (20,574,730)
  Net annuity
   transactions..........       (24,767)        73,684
                           ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (14,131,989)    26,881,537
                           ------------   ------------
  Net increase (decrease)
   in net assets.........   (42,789,789)   (12,907,311)
NET ASSETS:
  Beginning of period....   125,039,813    136,499,990
                           ------------   ------------
  End of period..........  $ 82,250,024   $123,592,679
                           ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                            PUTNAM VT      PUTNAM VT
                            THE GEORGE     UTILITIES                                     PUTNAM VT
                           PUTNAM FUND    GROWTH AND      PUTNAM VT       PUTNAM VT      VOYAGER II
                            OF BOSTON     INCOME FUND    VISTA FUND     VOYAGER FUND      FUND (3)
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -------------  -------------  ---------------  ------------
OPERATIONS:
  Net investment gain
   (loss) income.........  $  5,836,434  $   9,083,275  $    --        $    17,538,549  $    --
  Capital gains income...    (3,127,218)    (2,873,392)    (2,266,983)     (23,961,398)     (124,641)
  Net realized gain
   (loss) on security
   transactions..........      (245,453)   (29,333,427)   (72,756,975)    (279,737,880)  (12,866,364)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (27,678,820)   (49,065,250)     4,055,312     (343,330,675)    7,858,183
                           ------------  -------------  -------------  ---------------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (25,215,057)   (72,188,794)   (70,968,646)    (629,491,404)   (5,132,822)
                           ------------  -------------  -------------  ---------------  ------------
UNIT TRANSACTIONS:
  Purchases..............     4,187,409      2,049,077      2,032,505       16,056,921       502,721
  Net transfers..........    80,633,623    (29,486,736)   (28,503,429)    (234,163,516)    1,474,626
  Surrenders for benefit
   payments and fees.....   (28,105,869)   (32,264,413)   (19,387,322)    (213,278,169)     (991,187)
  Net annuity
   transactions..........       (62,340)        68,562        (56,442)      (1,468,187)      --
                           ------------  -------------  -------------  ---------------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    56,652,823    (59,633,510)   (45,914,688)    (432,852,951)      986,160
                           ------------  -------------  -------------  ---------------  ------------
  Net increase (decrease)
   in net assets.........    31,437,766   (131,822,304)  (116,883,334)  (1,062,344,355)   (4,146,662)
NET ASSETS:
  Beginning of period....   232,753,845    307,030,638    245,778,234    2,484,076,362    12,277,099
                           ------------  -------------  -------------  ---------------  ------------
  End of period..........  $264,191,611  $ 175,208,334  $ 128,894,900  $ 1,421,732,007  $  8,130,437
                           ============  =============  =============  ===============  ============

(3) Effective October 15, 2002, Putnam VT Technology Fund Sub-Account merged with Putnam VT Voyager Fund II Sub-Account.

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                PUTNAM VT           PUTNAM VT         PUTNAM VT
                           AMERICAN GOVERNMENT       CAPITAL         DIVERSIFIED
                               INCOME FUND      APPRECIATION FUND    INCOME FUND
                               SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------  -----------------  ---------------
OPERATIONS:
  Net investment gain
   (loss) income.........      $  (529,293)        $  (42,855)      $ 15,183,706
  Capital gains income...            6,434           --                 --
  Net realized gain
   (loss) on security
   transactions..........          (40,145)          (115,967)        (2,144,649)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        1,923,232           (303,141)        (7,079,532)
                               -----------         ----------       ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        1,360,228           (461,963)         5,959,525
                               -----------         ----------       ------------
UNIT TRANSACTIONS:
  Purchases..............        2,334,065            606,123          3,249,929
  Net transfers..........       63,988,012          5,799,950            690,721
  Surrenders for benefit
   payments and fees.....       (7,981,531)          (505,899)       (26,838,968)
  Net annuity
   transactions..........           72,666              4,053             (9,513)
                               -----------         ----------       ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       58,413,212          5,904,227        (22,907,831)
                               -----------         ----------       ------------
  Net increase (decrease)
   in net assets.........       59,773,440          5,442,264        (16,948,306)
NET ASSETS:
  Beginning of period....       10,881,817            428,706        245,036,036
                               -----------         ----------       ------------
  End of period..........      $70,655,257         $5,870,970       $228,087,730
                               ===========         ==========       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                              PUTNAM VT        PUTNAM VT        PUTNAM VT         PUTNAM VT         PUTNAM VT     PUTNAM VT
                            GLOBAL ASSET     GLOBAL EQUITY     GROWTH AND           GROWTH           HEALTH       HIGH YIELD
                           ALLOCATION FUND       FUND          INCOME FUND    OPPORTUNITIES FUND  SCIENCES FUND      FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  ---------------  ---------------  ------------------  -------------  ------------
OPERATIONS:
  Net investment gain
   (loss) income.........   $   (178,272)   $   (9,901,254)  $   17,893,279      $   (477,805)    $ (2,550,177)  $ 47,673,816
  Capital gains income...     41,331,181       212,441,707       47,100,492         --                 --             --
  Net realized gain
   (loss) on security
   transactions..........     (2,418,136)      (42,841,039)     (27,819,860)         (953,728)      (6,822,832)    (2,038,989)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (78,605,409)     (492,023,332)    (351,301,019)      (15,147,506)     (48,601,194)   (35,681,737)
                            ------------    --------------   --------------      ------------     ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (39,870,636)     (332,323,918)    (314,127,108)      (16,579,039)     (57,974,203)     9,953,090
                            ------------    --------------   --------------      ------------     ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............      3,693,842        10,454,857       57,976,291         3,162,035        6,816,253      5,132,661
  Net transfers..........    (24,952,760)      (87,653,547)      (1,559,172)        5,814,288      (24,755,588)       713,715
  Surrenders for benefit
   payments and fees.....    (38,157,576)      (75,427,790)    (365,035,686)       (3,142,205)     (16,521,523)   (44,647,161)
  Net annuity
   transactions..........        (44,367)         (457,561)        (627,700)            9,088           80,902        (91,091)
                            ------------    --------------   --------------      ------------     ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (59,460,861)     (153,084,041)    (309,246,267)        5,843,206      (34,379,956)   (38,891,876)
                            ------------    --------------   --------------      ------------     ------------   ------------
  Net increase (decrease)
   in net assets.........    (99,331,497)     (485,407,959)    (623,373,375)      (10,735,833)     (92,354,159)   (28,938,786)
NET ASSETS:
  Beginning of period....    427,613,050     1,123,881,980    4,289,976,661        44,922,718      288,531,564    379,966,660
                            ------------    --------------   --------------      ------------     ------------   ------------
  End of period..........   $328,281,553    $  638,474,021   $3,666,603,286      $ 34,186,885     $196,177,405   $351,027,874
                            ============    ==============   ==============      ============     ============   ============

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                           PUTNAM VT
                                         INTERNATIONAL    PUTNAM VT
                            PUTNAM VT     GROWTH AND    INTERNATIONAL
                           INCOME FUND    INCOME FUND    GROWTH FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -------------  -------------
OPERATIONS:
  Net investment gain
   (loss) income.........  $ 18,026,915  $   (131,916)  $  (2,769,600)
  Capital gains income...       --         12,353,002      36,391,827
  Net realized gain
   (loss) on security
   transactions..........      (134,713)   (3,104,730)     (2,913,758)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     1,666,865   (58,992,327)   (110,030,266)
                           ------------  ------------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    19,559,067   (49,875,971)    (79,321,797)
                           ------------  ------------   -------------
UNIT TRANSACTIONS:
  Purchases..............     8,491,329     3,177,089       6,179,838
  Net transfers..........    65,918,970   (10,658,429)     (5,238,894)
  Surrenders for benefit
   payments and fees.....   (40,320,590)  (13,795,190)    (25,267,802)
  Net annuity
   transactions..........      (110,190)     (149,005)        235,804
                           ------------  ------------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    33,979,519   (21,425,535)    (24,091,054)
                           ------------  ------------   -------------
  Net increase (decrease)
   in net assets.........    53,538,586   (71,301,506)   (103,412,851)
NET ASSETS:
  Beginning of period....   310,917,260   235,624,327     376,705,284
                           ------------  ------------   -------------
  End of period..........  $364,455,846  $164,322,821   $ 273,292,433
                           ============  ============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                               PUTNAM VT
                             INTERNATIONAL                      PUTNAM VT        PUTNAM VT        PUTNAM VT        PUTNAM VT
                           NEW OPPORTUNITIES    PUTNAM VT         MONEY      NEW OPPORTUNITIES    NEW VALUE     OTC & EMERGING
                                 FUND         INVESTORS FUND   MARKET FUND         FUND             FUND          GROWTH FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  --------------  -------------  -----------------  -------------  -----------------
OPERATIONS:
  Net investment gain
   (loss) income.........    $ (1,271,766)    $  (4,324,597)  $  10,751,275   $  (17,675,262)   $   (819,543)    $   (908,482)
  Capital gains income...        --                --              --            275,684,913       5,603,716         --
  Net realized gain
   (loss) on security
   transactions..........     (29,812,496)      (26,270,794)       --            (76,864,677)       (715,587)     (14,440,800)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (6,473,777)      (89,982,840)       --           (774,593,404)     (1,202,896)     (38,120,299)
                             ------------     -------------   -------------   --------------    ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (37,558,039)     (120,578,231)     10,751,275     (593,448,430)      2,865,690      (53,469,581)
                             ------------     -------------   -------------   --------------    ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............       1,719,154         9,704,495      35,263,682       21,004,028       7,106,361        3,503,088
  Net transfers..........     (18,087,918)      (24,118,996)    278,336,086     (138,762,458)    101,117,247       (2,764,806)
  Surrenders for benefit
   payments and fees.....     (11,148,057)      (29,822,763)   (239,349,980)    (112,016,224)    (19,350,315)      (7,485,060)
  Net annuity
   transactions..........         (49,597)         (465,752)        161,490         (317,433)        (29,046)           5,712
                             ------------     -------------   -------------   --------------    ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (27,566,418)      (44,703,016)     74,411,278     (230,092,087)     88,844,247       (6,741,066)
                             ------------     -------------   -------------   --------------    ------------     ------------
  Net increase (decrease)
   in net assets.........     (65,124,457)     (165,281,247)     85,162,553     (823,540,517)     91,709,937      (60,210,647)
NET ASSETS:
  Beginning of period....     142,310,438       480,308,698     355,769,577    1,965,689,363     179,227,916      116,031,759
                             ------------     -------------   -------------   --------------    ------------     ------------
  End of period..........    $ 77,185,981     $ 315,027,451   $ 440,932,130   $1,142,148,846    $270,937,853     $ 55,821,112
                             ============     =============   =============   ==============    ============     ============

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                           PUTNAM VT
                             PUTNAM VT     SMALL CAP
                           RESEARCH FUND   VALUE FUND
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------
OPERATIONS:
  Net investment gain
   (loss) income.........  $ (1,119,369)  $ (1,080,706)
  Capital gains income...     6,287,617        305,658
  Net realized gain
   (loss) on security
   transactions..........      (791,955)    (1,400,895)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (33,640,438)    12,849,626
                           ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations
   1,360,228.............   (29,264,145)    10,673,683
                           ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............     5,303,548      4,816,734
  Net transfers..........    23,018,468     93,109,746
  Surrenders for benefit
   payments and fees.....    (9,425,524)    (8,470,212)
  Net annuity
   transactions..........       (43,145)       110,939
                           ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    18,853,347     89,567,207
                           ------------   ------------
  Net increase (decrease)
   in net assets.........   (10,410,798)   100,240,890
NET ASSETS:
  Beginning of period....   135,450,611     36,259,100
                           ------------   ------------
  End of period..........  $125,039,813   $136,499,990
                           ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                            PUTNAM VT      PUTNAM VT
                            THE GEORGE     UTILITIES                                     PUTNAM VT
                           PUTNAM FUND    GROWTH AND      PUTNAM VT       PUTNAM VT     VOYAGER II
                            OF BOSTON     INCOME FUND    VISTA FUND     VOYAGER FUND       FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -------------  -------------  ---------------  -----------
OPERATIONS:
  Net investment gain
   (loss) income.........  $  2,600,675  $   7,437,093  $  (3,733,472) $   (33,226,887) $  (23,510)
  Capital gains income...       --          20,443,329     36,816,062      706,336,056      --
  Net realized gain
   (loss) on security
   transactions..........       (24,000)    (3,117,200)   (13,354,601)     (83,593,445)   (103,554)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (3,257,653)  (124,528,151)  (168,653,562)  (1,443,657,713)   (413,500)
                           ------------  -------------  -------------  ---------------  ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations
   1,360,228.............      (680,978)   (99,764,929)  (148,925,573)    (854,141,989)   (540,564)
                           ------------  -------------  -------------  ---------------  ----------
UNIT TRANSACTIONS:
  Purchases..............     7,531,686      6,724,584      9,027,950       46,601,829     432,931
  Net transfers..........    67,031,019     (5,798,028)   (25,369,930)    (215,266,402)  2,833,448
  Surrenders for benefit
   payments and fees.....       857,814    (40,614,698)   (22,501,501)    (257,736,625)   (146,560)
  Net annuity
   transactions..........   (16,518,977)      (137,890)      (178,813)        (541,073)     --
                           ------------  -------------  -------------  ---------------  ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    58,901,542    (39,826,032)   (39,022,294)    (426,942,271)  3,119,819
                           ------------  -------------  -------------  ---------------  ----------
  Net increase (decrease)
   in net assets.........    58,220,564   (139,590,961)  (187,947,867)  (1,281,084,260)  2,579,255
NET ASSETS:
  Beginning of period....   174,533,281    446,621,599    433,726,101    3,765,160,622     878,800
                           ------------  -------------  -------------  ---------------  ----------
  End of period..........  $232,753,845  $ 307,030,638  $ 245,778,234  $ 2,484,076,362  $3,458,055
                           ============  =============  =============  ===============  ==========

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

 1.  ORGANIZATION:

    Separate Account Ten ("the Account") is a separate investment account within Hartford Life and Annuity Insurance Company ("the Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractowners of the Company in the various mutual funds ("the Funds") as directed by the contractowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2002.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day. All unit transactions are executed at fair value.

   d) SECURITY CLASS--Putnam Variable Trust consists of a series of funds, each of which is represented by a separate series of class IA and class IB shares.

    Class IA shares are offered at net asset value and are not subject to a distribution fee. 40% of Class IA shares are for Company employees only.

    Class IB shares are offered at net asset value and pay an ongoing distribution fee.

   e) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   f) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.50% of the Account's average daily net assets.

   b) DEDUCTION OF ANNUAL MAINTENANCE FEES--Annual maintenance fees are deducted through termination of units of interest from applicable contractowner's accounts, in accordance with the terms of the contracts. In addition, certain other charges may apply based on the characteristics of the underlying contract. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) COST OF INSURANCE--In accordance with terms of the policies, the Company accesses deductions for the costs of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

   d) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum annual rate of 4% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of charges in net assets.

_____________________________________ SA-42 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as:

                                            PURCHASES        PROCEEDS
FUND                                         AT COST        FROM SALES
----                                      --------------  --------------
Putnam VT American Government Income
 Fund...................................  $  153,521,450  $   27,010,001
Putnam VT Capital Appreciation Fund.....      10,471,900       4,994,898
Putnam VT Diversified Income Fund.......      26,695,030      37,627,078
Putnam VT Global Asset Allocation
 Fund...................................       7,610,057      61,429,418
Putnam VT Global Equity Fund............       2,662,216     142,019,080
Putnam VT Growth and Income Fund........      88,604,652     564,284,356
Putnam VT Growth Opportunities Fund.....       5,891,072      10,581,541
Putnam VT Health Sciences Fund..........       6,141,157      41,225,367
Putnam VT High Yield Fund...............      80,496,459      96,509,175
Putnam VT Income Fund...................      77,509,872      50,630,791
Putnam VT International Growth and
 Income Fund............................      22,469,434      43,275,210
Putnam VT International Growth Fund.....     113,595,837     153,086,670
Putnam VT International New
 Opportunities Fund.....................      21,479,771      39,337,789
Putnam VT Investors Fund................       5,618,375      70,111,945
Putnam VT Money Market Fund.............     324,279,912     355,008,581
Putnam VT New Opportunities Fund........       2,796,812     244,033,423
Putnam VT New Value Fund................      47,357,401      44,136,346
Putnam VT OTC & Emerging Growth Fund....       5,645,307      16,294,016
Putnam VT Research Fund.................      10,006,685      24,619,387
Putnam VT Small Cap Value Fund..........      80,860,384      54,054,705
Putnam VT The George Putnam Fund of
 Boston.................................      69,988,147      10,625,868
Putnam VT Utilities Growth and Income
 Fund...................................      10,077,699      63,502,854
Putnam VT Vista Fund....................       6,389,225      54,571,474
Putnam VT Voyager Fund..................      25,982,024     465,257,268
Putnam VT Voyager II Fund...............      15,184,275      14,322,737
                                          --------------  --------------
                                          $1,221,335,153  $2,688,549,978
                                          ==============  ==============

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2002 was as follows:

                                                                   NET
                                        UNITS        UNITS       INCREASE
FUND                                   ISSUED      REDEEMED     (DECREASE)
----                                 -----------  -----------  ------------
Putnam VT American Government
 Income Fund.......................   17,596,513    7,197,722    10,398,791
Putnam VT Capital Appreciation
 Fund..............................    1,815,427    1,043,028       772,399
Putnam VT Diversified Income
 Fund..............................    2,996,617    5,125,254    (2,128,637)
Putnam VT Global Asset Allocation
 Fund..............................      591,904    2,801,610    (2,209,706)
Putnam VT Global Equity Fund.......    1,086,787    9,314,566    (8,227,779)
Putnam VT Growth and Income Fund...    6,154,126   19,563,178   (13,409,052)
Putnam VT Growth Opportunities
 Fund..............................    2,549,840    3,666,633    (1,116,793)
Putnam VT Health Sciences Fund.....    2,353,864    5,966,124    (3,612,260)
Putnam VT High Yield Fund..........    4,819,397    7,132,659    (2,313,262)
Putnam VT Income Fund..............    6,461,517    5,774,990       686,527
Putnam VT International Growth and
 Income Fund.......................    4,077,633    5,879,190    (1,801,557)
Putnam VT International Growth
 Fund..............................   15,510,795   20,646,353    (5,135,558)
Putnam VT International New
 Opportunities Fund................    3,269,708    5,254,190    (1,984,482)
Putnam VT Investors Fund...........    4,258,527   12,954,343    (8,695,816)
Putnam VT Money Market Fund........  435,687,572  454,703,721   (19,016,149)
Putnam VT New Opportunities Fund...    2,944,134   17,161,950   (14,217,816)
Putnam VT New Value Fund...........    6,891,461    7,641,457      (749,996)
Putnam VT OTC & Emerging Growth
 Fund..............................    3,000,610    5,200,691    (2,200,081)
Putnam VT Research Fund............    2,599,324    4,038,331    (1,439,007)
Putnam VT Small Cap Value Fund.....    9,320,736    8,195,384     1,125,352
Putnam VT The George Putnam Fund of
 Boston............................   12,948,252    7,377,699     5,570,553
Putnam VT Utilities Growth and
 Income Fund.......................      792,919    4,549,710    (3,756,791)
Putnam VT Vista Fund...............    2,585,320    6,949,110    (4,363,790)
Putnam VT Voyager Fund.............    3,047,195   12,904,789    (9,857,594)
Putnam VT Voyager II Fund..........    4,705,967    5,643,700      (937,733)

_____________________________________ SA-44 ____________________________________

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                                        INVESTMENT
                                                     UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------------  -----------  --------------  -------  ----------  -----------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT TEN
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
  2002  Lowest contract charges           18,014  $12.705309   $      228,876    0.95%       0.69%        8.13%
        Highest contract charges             842   11.561321            9,734    0.91%     --             2.76%
        Remaining contract
        charges                       16,449,821      --          206,027,652    --        --           --
  2001  Lowest contract charges            4,210   11.750027           49,464    0.92%     --             5.72%
        Highest contract charges             701   10.833525            7,593    1.70%     --             4.61%
        Remaining contract
        charges                        6,064,982      --           70,598,200    --        --           --
PUTNAM VT CAPITAL APPRECIATION FUND
  2002  Lowest contract charges           11,919    6.272773           74,764    0.95%       0.51%      (22.87)%
        Highest contract charges             208    6.109519            1,272    0.90%       0.61%       (1.30)%
        Remaining contract
        charges                        1,486,346      --            9,222,797    --        --           --
  2001  Lowest contract charges            3,806    8.132348           30,950    0.92%     --           (14.50)%
        Highest contract charges          11,714    8.012084           93,850    1.85%     --           (16.26)%
        Remaining contract
        charges                          710,554      --            5,746,171    --        --           --
PUTNAM VT DIVERSIFIED INCOME FUND
  2002  Lowest contract charges               69   13.155410              901    0.37%     --             5.58%
        Highest contract charges           1,591   10.554681           16,796    0.89%     --             5.03%
        Remaining contract
        charges                       15,991,271      --          210,486,548    --        --           --
  2001  Lowest contract charges           25,455   10.448504          265,971    0.94%       7.43%        2.84%
        Highest contract charges           5,512    9.930337           54,735    1.77%       7.01%        1.67%
        Remaining contract
        charges                       18,090,598      --          227,767,024    --        --           --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
  2002  Lowest contract charges           23,186    8.202807          190,188    0.95%       2.11%      (13.19)%
        Highest contract charges           4,406    7.694538           33,903    0.90%     --            (2.45)%
        Remaining contract
        charges                        9,574,585      --          230,567,229    --        --           --
  2001  Lowest contract charges           23,151    9.449394          218,763    0.93%       1.01%       (9.22)%
        Highest contract charges           2,530    8.973078           22,704    1.70%     --           (10.48)%
        Remaining contract
        charges                       11,786,203      --          328,040,086    --        --           --
PUTNAM VT GLOBAL EQUITY FUND
  2002  Lowest contract charges           99,096    5.404183          535,534    0.95%       0.33%      (22.90)%
        Highest contract charges           1,272    4.630748            5,891    0.89%     --            (3.08)%
        Remaining contract
        charges                       24,938,040      --          367,752,283    --        --           --
  2001  Lowest contract charges          126,203    7.009104          884,569    0.94%     --           (30.33)%
        Highest contract charges           9,665    4.503720           43,530    1.79%     --           (31.24)%
        Remaining contract
        charges                       33,130,318      --          637,545,922    --        --           --

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                        INVESTMENT
                                                     UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------------  -----------  --------------  -------  ----------  -----------
PUTNAM VT GROWTH AND INCOME FUND
  2002  Lowest contract charges            2,184  $35.800806   $       78,198    0.39%     --            (3.00)%
        Highest contract charges           1,412    7.746297           10,936    0.98%     --            (3.59)%
        Remaining contract
        charges                       71,276,742      --        2,455,694,794    --        --           --
  2001  Lowest contract charges          715,521   10.262749        7,343,211    0.94%       1.53%       (7.05)%
        Highest contract charges          17,535    9.774478          171,396    1.84%       0.03%       (9.06)%
        Remaining contract
        charges                       83,956,337      --        3,659,088,679    --        --           --
PUTNAM VT GROWTH OPPORTUNITIES FUND
  2002  Lowest contract charges           49,054    3.647313          178,914    0.95%     --           (30.05)%
        Highest contract charges           1,843    3.652568            6,731    0.98%     --            (5.56)%
        Remaining contract
        charges                        5,458,210      --           19,583,046    --        --           --
  2001  Lowest contract charges           80,443    5.214007          419,429    0.94%     --           (32.57)%
        Highest contract charges          11,023    5.295501           58,371    1.85%     --           (36.47)%
        Remaining contract
        charges                        6,534,437      --           33,709,086    --        --           --
PUTNAM VT HEALTH SCIENCES FUND
  2002  Lowest contract charges           82,632    9.398130          776,586    0.95%       0.07%      (20.96)%
        Highest contract charges          16,470    6.883948          113,381    0.97%     --            (3.47)%
        Remaining contract
        charges                       13,867,122      --          121,633,298    --        --           --
  2001  Lowest contract charges           88,210   11.890715        1,048,879    0.94%       0.04%      (20.29)%
        Highest contract charges           3,606    8.829731           31,839    1.78%     --           (13.57)%
        Remaining contract
        charges                       17,486,672      --          195,096,688    --        --           --
PUTNAM VT HIGH YIELD FUND
  2002  Lowest contract charges           82,247    9.517619          782,798    0.95%      12.12%       (1.48)%
        Highest contract charges             265    9.422256            2,495    0.88%     --             4.26%
        Remaining contract
        charges                       13,473,183      --          290,398,329    --        --           --
  2001  Lowest contract charges           68,439    9.660352          661,145    0.93%      10.46%        2.89%
        Highest contract charges           1,059    9.682206           10,250    1.69%     --            (3.12)%
        Remaining contract
        charges                       15,799,456      --          350,356,479    --        --           --
PUTNAM VT INCOME FUND
  2002  Lowest contract charges           66,705   12.284392          819,427    0.95%       4.89%        7.07%
        Highest contract charges           7,597   11.423286           86,787    0.90%     --             3.16%
        Remaining contract
        charges                       16,681,058      --          400,872,443    --        --           --
  2001  Lowest contract charges           44,876   11.473003          514,865    0.94%       7.16%        6.51%
        Highest contract charges           1,032   10.781937           11,127    1.72%     --             4.30%
        Remaining contract
        charges                       16,022,925      --          363,929,854    --        --           --
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
  2002  Lowest contract charges          115,373    7.220088          833,000    0.95%       0.74%      (14.49)%
        Highest contract charges             712   10.463269            7,449    0.82%     --            (6.58)%
        Remaining contract
        charges                       11,440,779      --          120,041,799    --        --           --
  2001  Lowest contract charges          140,396    8.443423        1,185,419    0.94%       1.19%      (21.42)%
        Highest contract charges           7,786    8.401970           65,418    1.85%       0.04%      (19.81)%
        Remaining contract
        charges                       13,210,240      --          163,071,984    --        --           --

_____________________________________ SA-46 ____________________________________

                                                                                        INVESTMENT
                                                     UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------------  -----------  --------------  -------  ----------  -----------
PUTNAM VT INTERNATIONAL GROWTH FUND
  2002  Lowest contract charges           91,856  $ 7.630717   $      700,928    0.95%       1.01%      (18.30)%
        Highest contract charges             387     6.48511            2,509    0.90%     --            (5.15)%
        Remaining contract
        charges                       18,475,523      --          217,815,358    --        --           --
  2001  Lowest contract charges           89,640    9.339743          837,218    0.94%       0.41%      (21.17)%
        Highest contract charges             295    8.021159            2,368    1.67%     --           (19.97)%
        Remaining contract
        charges                       18,816,710      --          272,452,847    --        --           --
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
  2002  Lowest contract charges              760    8.126680            6,176    0.39%     --            (4.94)%
        Highest contract charges           8,756    3.165318           27,717    0.97%     --            (5.50)%
        Remaining contract
        charges                        6,171,634      --           49,680,482    --        --           --
  2001  Lowest contract charges           42,322    6.529738          276,349    0.94%     --           (29.20)%
        Highest contract charges           9,278    6.236206           57,859    1.85%     --           (27.74)%
        Remaining contract
        charges                        8,114,031      --           76,851,773    --        --           --
PUTNAM VT INVESTORS FUND
  2002  Lowest contract charges          264,012    5.663126        1,495,136    0.95%       0.43%      (24.40)%
        Highest contract charges          24,033    4.521341          108,663    0.98%     --            (3.32)%
        Remaining contract
        charges                       27,352,500      --          178,216,560    --        --           --
  2001  Lowest contract charges          310,700    7.491233        2,327,529    0.94%       0.08%      (25.32)%
        Highest contract charges           5,614    6.568484           36,877    1.85%     --           (26.07)%
        Remaining contract
        charges                       36,020,046      --          312,663,045    --        --           --
PUTNAM VT MONEY MARKET FUND
  2002  Lowest contract charges          266,556    1.097540          292,556    0.95%       1.41%        0.50%
        Highest contract charges          87,612    1.015544           88,973    0.98%       0.40%       (0.54)%
        Remaining contract
        charges                      244,778,029      --          409,831,699    --        --           --
  2001  Lowest contract charges          120,933    1.092134          132,075    0.93%       3.58%        3.02%
        Highest contract charges         130,288    1.025754          133,643    1.87%       2.89%        1.37%
        Remaining contract
        charges                      263,897,128      --          440,666,412    --        --           --
PUTNAM VT NEW OPPORTUNITIES FUND
  2002  Lowest contract charges              526   14.210831            7,481    0.37%     --            (3.75)%
        Highest contract charges          51,512    2.800515          144,259    0.97%     --            (4.31)%
        Remaining contract
        charges                       42,001,325      --          583,783,875    --        --           --
  2001  Lowest contract charges          180,579    7.410076        1,338,105    0.94%     --           (30.65)%
        Highest contract charges          14,175    5.316623           75,364    1.85%     --           (38.01)%
        Remaining contract
        charges                       56,076,429      --        1,140,735,377    --        --           --
PUTNAM VT NEW VALUE FUND
  2002  Lowest contract charges           79,897   10.820343          864,508    0.95%       3.92%      (16.24)%
        Highest contract charges             770    9.328840            7,182    0.98%     --             0.28%
        Remaining contract
        charges                       17,510,865      --          215,681,806    --        --           --
  2001  Lowest contract charges           70,484   12.917949          910,503    0.93%       0.92%        2.63%
        Highest contract charges           9,001   11.299394          101,707    1.85%       0.03%        0.64%
        Remaining contract
        charges                       18,262,042      --          269,925,642    --        --           --

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                        INVESTMENT
                                                     UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------------  -----------  --------------  -------  ----------  -----------
PUTNAM VT OTC & EMERGING GROWTH FUND
  2002  Lowest contract charges           57,723  $ 2.877709   $      166,110    0.95%     --           (32.70)%
        Highest contract charges          22,615    1.228628           27,785    0.97%     --            (4.74)%
        Remaining contract
        charges                        7,568,091      --           28,524,376    0.00%     --           --
  2001  Lowest contract charges           65,346    4.276194          279,433    0.94%     --           (46.09)%
        Highest contract charges           2,315    3.702069            8,570    1.78%     --           (46.70)%
        Remaining contract
        charges                        9,780,847      --           55,533,109    --        --           --
PUTNAM VT RESEARCH FUND
  2002  Lowest contract charges           77,342    7.163872          554,069    0.95%       0.74%      (22.80)%
        Highest contract charges           9,833    6.050669           59,497    2.01%       0.18%      (23.79)%
        Remaining contract
        charges                        8,834,766      --           81,636,458    --        --           --
  2001  Lowest contract charges           73,129    9.279114          678,573    0.94%       0.36%      (19.39)%
        Highest contract charges             551    7.939014            4,378    1.75%     --           (23.51)%
        Remaining contract
        charges                       10,287,268      --          124,356,863    --        --           --
PUTNAM VT SMALL CAP VALUE FUND
  2002  Lowest contract charges           21,904   12.760400          279,498    0.95%       1.40%      (18.84)%
        Highest contract charges           4,480   10.518921           47,123    1.98%     --           (19.93)%
        Remaining contract
        charges                       10,384,325      --          123,266,058    --        --           --
  2001  Lowest contract charges           30,357   15.722041          477,276    0.93%       0.01%       17.30%
        Highest contract charges           4,912   13.161421           64,653    1.71%     --            11.72%
        Remaining contract
        charges                        9,285,502      --          136,538,946    --        --           --
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
  2002  Lowest contract charges          231,943   10.013632        2,322,593    0.95%       2.24%       (9.43)%
        Highest contract charges             994    9.360382            9,301    0.90%     --            (0.82)%
        Remaining contract
        charges                       26,826,317      --          261,859,717    --        --           --
  2001  Lowest contract charges          160,285   11.056519        1,772,198    0.93%       2.37%       (0.22)%
        Highest contract charges           4,449   10.445143           46,467    1.83%     --            (1.69)%
        Remaining contract
        charges                       21,323,968      --          230,935,180    --        --           --
PUTNAM VT UTILITIES GROWTH AND INCOME FUND
  2002  Lowest contract charges           33,865    6.673453          225,995    0.95%       4.01%      (24.55)%
        Highest contract charges             524    5.903551            3,096    0.91%     --             0.13%
        Remaining contract
        charges                       11,855,472      --          174,979,243    --        --           --
  2001  Lowest contract charges           42,878    8.845300          379,264    0.94%       2.90%      (22.88)%
        Highest contract charges           4,958    7.919157           39,263    1.83%     --           (20.84)%
        Remaining contract
        charges                       15,598,815      --          306,612,110    --        --           --
PUTNAM VT VISTA FUND
  2002  Lowest contract charges              286    9.145265            2,620    0.37%     --            (5.44)%
        Highest contract charges           5,474    3.218992           17,620    0.92%     --            (5.94)%
        Remaining contract
        charges                       14,562,059      --          128,874,660    --        --           --
  2001  Lowest contract charges          106,280    8.715819          926,318    0.94%     --           (34.03)%
        Highest contract charges          12,633    5.589229           70,608    1.85%     --           (37.19)%
        Remaining contract
        charges                       18,812,693      --          244,781,308    --        --           --

_____________________________________ SA-48 ____________________________________

                                                                                        INVESTMENT
                                                     UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------------  -----------  --------------  -------  ----------  -----------
PUTNAM VT VOYAGER FUND
  2002  Lowest contract charges          363,104  $ 6.478395   $    2,352,329    0.95%       0.88%      (27.03)%
        Highest contract charges           1,368    4.965193            6,794    0.98%     --            (6.13)%
        Remaining contract
        charges                       38,350,518      --        1,419,372,884    --        --           --
  2001  Lowest contract charges          386,463    8.878637        3,431,268    0.94%       0.11%      (22.98)%
        Highest contract charges          13,331    6.908596           92,097    1.84%     --           (24.97)%
        Remaining contract
        charges                       48,172,786      --        2,480,552,997    --        --           --
PUTNAM VT VOYAGER II FUND
  2002  Lowest contract charges           11,556    3.784986           43,741    0.95%     --           (29.99)%
        Highest contract charges             140    3.678088              513    0.81%     --            (5.75)%
        Remaining contract
        charges                        2,158,750      --            8,086,183    --        --           --
  2001  Lowest contract charges            6,533    5.406141           35,317    0.88%     --           (31.30)%
        Highest contract charges             368    5.332040            1,963    1.83%     --           (36.39)%
        Remaining contract
        charges                          636,251      --            3,420,775    --        --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-49 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors
of Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis balance sheet of Hartford Life and Annuity Insurance Company ("the Company") as of December 31, 2002, and the related statutory basis statements of operations, changes in capital and surplus, and of cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statutory balance sheet of the Company for the year ended December 31, 2001 and the related statutory statements of operations, changes in capital and surplus, and of cash flows for the two years then ended were audited by other auditors whose report, dated Janauary 28, 2002, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the adoption of codification, as discussed in Note 2 to the financial statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2, the accompanying financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2002, or the results of its operations or its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

In our opinion, such financial statements present fairly, in all material respects, the balance sheet of Hartford Life and Annuity Insurance Company as of December 31, 2002, and the results of its operations and its cash flows for the year then ended, on the basis of accounting described in Note 2.

As discussed in Note 2 to the statutory financial statements, the Company effective January 1, 2001 adopted certain statutory accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual.

Deloitte & Touche LLP
Hartford, Connecticut
March 26, 2003

                     THIS IS A COPY OF A PREVIOUSLY ISSUED
                        ANDERSEN REPORT AND THIS REPORT
                       HAS NOT BEEN REISSUED BY ANDERSEN.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differs from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of selected financial data, the summary investment schedule and the schedule of investment risks interrogatories, as of and for the year ended December 31, 2001, are presented for purposes of additional analysis and are not a required part of the basic financial statements. This information has been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2002          2001
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 4,928,629   $ 2,639,950
   Common and Preferred Stocks                             17,393        16,753
   Mortgage Loans                                         137,595       180,043
   Real Estate                                             25,312        24,614
   Policy Loans                                           266,756       250,220
   Cash and Short-Term Investments                        485,025       421,764
   Other Invested Assets                                   16,950        39,622
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     5,877,660     3,572,966
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       64,019        48,172
   Federal Income Taxes Recoverable                        33,035       157,532
   Deferred Tax Asset                                      29,910        54,720
   Other Assets                                           433,080        98,497
   Separate Account Assets                             35,919,868    41,945,545
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $42,357,572   $45,877,432
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 6,131,338   $ 4,346,336
   Liability for Deposit Type Contracts                    59,240        42,394
   Policy and Contract Claim Liabilities                   33,856        30,507
   Asset Valuation Reserve                                    270            --
   Payable to Affiliates                                   26,707        32,072
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,227,985)   (1,485,727)
   Other Liabilities                                      826,009       295,090
   Separate Account Liabilities                        35,919,868    41,945,545
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    41,769,303    45,206,217
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                1,221,883       986,883
   Unassigned Funds                                      (636,114)     (318,168)
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       588,269       671,215
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $42,357,572   $45,877,432
 ------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 ------------------------------------------------------------------------------------------
                                                         2002         2001          2000
 ------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $4,626,830   $12,741,782   $  772,847
   Considerations for Supplementary Contracts with
    Life Contingencies                                       123        33,695           31
   Annuity and Other Fund Deposits                            --            --    4,201,953
   Net Investment Income                                 241,414       188,799      107,937
   Commissions and Expense Allowances on
    Reinsurance Ceded                                    197,594        78,607      121,671
   Reserve Adjustment on Reinsurance Ceded             3,403,682       600,569    1,287,942
   Fee Income                                            829,267       817,436      827,674
   Other Revenues                                         10,367         6,435        2,751
 ------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    9,309,277    14,467,323    7,322,806
 ------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                            215,874       174,288       57,001
   Disability and Other Benefits                          11,926        11,296        5,827
   Surrenders and Other Fund Withdrawals               4,743,944     4,142,327    3,567,723
   Commissions                                           583,605     1,222,698      490,630
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                       1,785,002     2,147,722       57,316
   Decrease in Liability for Premium and Other
    Deposit Funds                                             --            --     (403,594)
   General Insurance Expenses                            341,349       330,636      253,565
   Net Transfers to Separate Accounts                  2,298,625     2,613,765    3,218,126
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                             (522,245)    4,591,861           --
   Other Expenses                                         22,715        78,503       26,782
 ------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    9,480,795    15,313,096    7,273,376
 ------------------------------------------------------------------------------------------
   Net (Loss) Gain from Operations Before Federal
    Income Tax (Benefit) Expense                        (171,518)     (845,773)      49,430
   Federal Income Tax (Benefit) Expense                   28,712      (196,458)      24,549
 ------------------------------------------------------------------------------------------
                    NET (LOSS) GAIN FROM OPERATIONS     (200,230)     (649,315)      24,881
 ------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                (56,843)      (10,238)      (2,922)
 ------------------------------------------------------------------------------------------
                                  NET (LOSS) INCOME   $ (257,073)  $  (659,553)  $   21,959
 ------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                      FOR THE YEARS ENDED DECEMBER 31,
 --------------------------------------------------------------------------------------
                                                         2002        2001        2000
 --------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 --------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $    2,500   $   2,500   $  2,500
 --------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 --------------------------------------------------------------------------------------
   Beginning of Year                                     986,883     226,043    226,043
   Capital Contribution                                  235,000     760,840         --
 --------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    1,221,883     986,883    226,043
 --------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           (318,168)    310,720    294,333

   Net Income                                           (257,073)   (659,553)    21,959
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets            (4,421)    (22,085)    (4,653)
   Change in Net Deferred Income Tax                     191,399     209,019         --
   Change in Reserve Valuation Basis                          --     (11,721)     5,711
   Change in Asset Valuation Reserve                        (270)      2,743      2,192
   Change in Non-Admitted Assets                        (210,628)   (154,455)    (3,646)
   Change in Liability for Reinsurance in
    Unauthorized Companies                               (36,953)         (2)        --
   Cummulative Effect of Change in Accounting
    Principles                                                --       7,166         --
   Credit on Reinsurance Ceded                                --          --     (5,176)
 --------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     (636,114)   (318,168)   310,720
 --------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 --------------------------------------------------------------------------------------
   End of Year                                        $  588,269   $ 671,215   $539,263
 --------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                            FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------
                                             2002         2001         2000
------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $ 4,627,995  $12,732,469  $4,969,266
  Net Investment Income                       242,062      166,707     106,844
  Fee Income                                  829,267      817,436     827,674
  Commissions and Expense Allowances on
   Reinsurance Ceded                        3,601,276      679,177   1,403,553
  Other Income                                  5,771       36,949         179
                                          -----------  -----------  ----------
    Total Income                            9,306,371   14,432,738   7,307,516
                                          -----------  -----------  ----------
  Benefits Paid                             4,795,021    4,289,455   3,628,860
  Federal Income Tax (Recoveries)
   Payments                                  (108,177)     (58,363)     74,791
  Net Transfers to Separate Accounts        2,040,883    2,640,961   3,289,217
  MODCO Adjustment on Reinsurance
   Assumed                                   (522,245)   4,591,861          --
  Other Expenses                              967,922    1,637,963     789,601
                                          -----------  -----------  ----------
    Total Benefits and Expenses             7,173,404   13,101,877   7,782,469
------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    OPERATING ACTIVITIES    2,132,967    1,330,861    (474,953)
------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND
   MATURED
  Bonds                                     1,623,364    1,286,296     731,046
  Common and Preferred Stocks                      35       14,354         979
  Mortgage Loans                               42,133       57,353      33,304
  Other                                       134,912       12,690       1,718
                                          -----------  -----------  ----------
    Total Investment Proceeds               1,800,444    1,370,693     767,047
                                          -----------  -----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     3,956,463    2,753,242     454,987
  Common and Preferred Stocks                     842       14,246         484
  Mortgage Loans                                  225      203,177       3,881
  Real Estate                                   1,292       25,000          --
  Other                                            --       40,467          --
                                          -----------  -----------  ----------
    Total Investments Acquired              3,958,822    3,036,132     459,352
                                          -----------  -----------  ----------
  Net Increase in Policy Loans                 16,536      169,425      21,366
------------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES  $(2,174,914) $(1,834,864) $  286,329
------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        235,000      760,840          --
  Net other cash provided (used)             (129,792)      99,401     (13,429)
------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                               FINANCING
            AND MISCELLANEOUS ACTIVITIES      105,208      860,241     (13,429)
------------------------------------------------------------------------------
  Net increase (decrease) in cash and
   short-term investments                      63,261      356,238    (202,053)
  Cash and Short-Term Investments,
   Beginning of Year                          421,764       65,526     267,579
------------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   485,025  $   421,764  $   65,526
------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

Current prescribed statutory accounting practices include the adoption of the NAIC's codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective
January 1, 2001, as well as current state laws and regulations. Permitted statutory accounting practices encompass accounting practices approved by the state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

As the result of changes in accounting principles effective January 1, 2001, some of the information presented for 2000 is not comparable to the information presented for 2001. The notable items are deposits recorded as revenue in 2000 most of which were recorded as premiums and considerations in 2001.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; and

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2002              2001              2000
                                                                -----------------------------------------------
GAAP Net Income                                                 $   191,548       $   214,610       $   140,954
Deferral and amortization of policy acquisition costs,
 net                                                               (337,657)         (308,546)         (218,151)
Change in unearned revenue reserve                                   71,208            59,132            54,255
Deferred taxes                                                      (50,834)          180,625            27,039
Separate account expense allowance                                 (279,761)         (110,911)           71,092
Benefit reserve adjustment                                          155,196           (13,199)          (70,248)
Prepaid reinsurance premium                                          (8,564)           (6,944)           (3,007)
Ceding commission on reinsurance assumed                                 --          (670,507)               --
Other, net                                                            1,791            (3,813)           20,025
                                                                -----------------------------------------------
                            STATUTORY NET (LOSS) INCOME         $  (257,073)      $  (659,553)      $    21,959
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 2,242,347       $ 1,794,936       $   826,049
Deferred policy acquisition costs                                (3,289,010)       (3,033,841)       (2,105,975)
Unearned revenue reserve                                            297,759           229,194           150,220
Deferred taxes                                                      341,130           366,265           181,027
Separate account expense allowance                                1,243,867         1,521,026         1,469,122
Unrealized (gains) losses on investments                           (178,951)          (31,612)          (13,933)
Benefit reserve adjustment                                          300,515            24,334            16,574
Asset valuation reserve                                                (270)               --            (2,743)
Interest maintenance reserve                                        (25,702)          (25,448)               --
Prepaid reinsurance premium                                         (26,243)          (17,679)          (10,735)
Goodwill                                                           (170,100)         (173,704)               --
Statutory voluntary reserve                                              --                --            (6,286)
Reinsurance ceded                                                  (189,436)             (382)
Other, net                                                           42,363            18,126            35,943
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $   588,269       $   671,215       $   539,263
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2002 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,548         0.0%
At book value, less current surrender charge of 5% or more             2,469,598         6.5%
At market value                                                       33,457,570        88.1%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          35,929,716        94.6%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          1,791,484         4.8%
Not subject to discretionary withdrawal:                                 241,487         0.6%
                                                                     -----------------------
                                                TOTAL, GROSS          37,962,687       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------
                                                  TOTAL, NET         $37,762,687         N/A
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized costand are amortized using the interest method, in accordance with Statements of Statutory Accounting Principles ("SSAP") No. 26, Bonds, EXCLUDING LOANED-BACKED AND STRUCTURED SECURITIES. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Preferred stocks are carried at amortized cost in accordance with NAIC designations. Common stocks are carried at fair value with the current year change in the difference from their cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Policy loans are carried at their outstanding balance, which approximates fair value. Other invested assets are generally recorded at fair value.

The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a fixed income or equity security is other than temporary, the security is deemed to be impaired, and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis. Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43 requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cashflows of its securitized financial asset are less than its carrying amount then an other than temporary impairment charge is recognized equal to the difference between the carrying amount and estimated undiscounted cashflows of the security. The total estimated undiscounted cashflows of the impaired investment becomes its new cost basis.

The Company has a security monitoring process comprised of a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. Such characteristics include, but are not limited to: a deterioration of the financial condition of the issuer, the magnitude and duration of unrealized losses, credit rating and industry category.

The primary factors considered in evaluating whether a decline in value for fixed income and equity securities is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial conditions and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, any cost or consideration received at the inception of a contract is adjusted into the basis of the applicable asset or liability and amortized over the asset or liability life. Income is accounted for on an earned basis and recorded as derivative net investment income. Upon termination of the derivative, the gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in an income generation relationship record the initial premium as a deferred liability. The premium received on covered floor contracts are adjusted into the cost basis of the covered asset and amortized over the life of the covered asset. Income is accounted for on an earned basis and recorded as derivative net investment income. If the derivative and bond are sold, the derivative will recognize a loss on disposition for the current market value and the unamortized value of the original premium is offset against the bond capital gain or loss.

Derivatives not classified as hedging, income generation or replication, will receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded as capital gains and losses. Effective January 1, 2003, the changes in fair value will be recorded as unrealized gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $270 and $0 as of December 31, 2002 and 2001, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2002 and 2001 were $25,702 and $25,448, respectively. The net capital gains (losses) captured in the IMR in 2002, 2001 and 2000 were $5,078, $1,965 and $(3,096), respectively. The amount of expense amortized from the IMR in 2002, 2001 and 2000 included in the Company's Statements of Operations, was $4,823, $3,472 and $(495), respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the state of Connecticut Department of Insurance. Effective January 1, 2001, the state of Connecticut required that insurance companies domiciled in the state of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the state of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166. The adjustment to increase unassigned surplus is related to SSAP 10, INCOME TAXES.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $200,347       $148,038       $ 95,980
Interest income from policy loans                                    18,947         14,160          4,923
Interest and dividends from other investments                        18,478         19,289          8,568
Interest income from cash on hand and on deposit                      7,238          9,462             --
                                                                   --------------------------------------
Gross investment income                                             245,010        190,949        109,471
Less: investment expenses                                             3,596          2,150          1,534
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $241,414       $188,799       $107,937
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Gross unrealized capital gains                                     $117,032       $ 17,132       $  2,401
Gross unrealized capital losses                                     (32,336)       (17,210)        (3,319)
                                                                   --------------------------------------
Net unrealized capital gains (losses)                                84,696            (78)          (918)
Balance, beginning of year                                              (78)          (918)        (5,880)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 84,774       $    840       $  4,962
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    185       $    120       $    509
Gross unrealized capital losses                                     (23,137)       (22,913)        (2,113)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (22,952)       (22,793)        (1,604)
Balance, beginning of year                                          (22,793)        (1,604)         2,484
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $   (159)      $(21,189)      $ (4,088)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Bonds and short-term investments                                   $(28,561)      $ (7,491)      $ (8,128)
Common stocks                                                          (149)           (13)           217
Other invested assets                                                    (2)            33             10
                                                                   --------------------------------------
Realized capital losses                                             (28,712)        (7,471)        (7,901)
Capital gains tax (benefit)                                          23,053            802         (1,883)
                                                                   --------------------------------------
Net realized capital losses, after tax                              (51,765)        (8,273)        (6,018)
Less: amounts transferred to IMR                                      5,078          1,965         (3,096)
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(56,843)      $(10,238)      $ (2,922)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $1,691,422, $2,135,324 and $465,846, gross realized capital gains of $15,257, $8,091 and $633, and gross realized capital losses of $9,998, $5,442 and $8,838, respectively, before transfers to the IMR. Sales of common stocks for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $35, $14,354 and $979, gross realized capital gains of $0, $358 and $218, and gross realized capital losses of $7, $371 and $1, respectively.

(e) INVESTMENTS -- DERIVATIVE INSTRUMENTS

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, options, forwards and exchange traded futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income enhancement and replication transactions. The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York Insurance Departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates and/or indices and notional principal amounts. Generally, no cash is exchanged at the inception of the contract and no principal payments are exchanged. Interest rate swaps at December 31, 2002 and 2001 amounted to $230,000 and $20,000 of notional value and $4,837 and $1,194 of market value, respectively.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed exchange rate. There are also periodic exchanges of payments, at specified intervals, calculated using the agreed upon rates and notional principal amounts. Foreign currency swaps at December 31, 2002 amounted to $23,719 of notional value and $(1,002) of market value. There were no foreign currency swaps at December 31, 2001.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the writer, a financial instrument, at a specified price, within a specified period or on a stated date. Cap and floor contracts entitle the purchaser to receive from the writer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. There is a premium payment paid by the purchaser at inception of the contract and no principal payments are exchanged. The Company is a purchaser of caps, floors, and swaption contracts and is a writer of covered floor contracts. Option contracts at December 31, 2002 and 2001 amounted to $80,852 of notional value and $158 and $1,569 of market value, respectively.

The Company uses derivative instruments in its management of market risk consistent with four risk management strategies:

Anticipatory Hedging -- For certain liabilities, the Company commits to the price of the product prior to receipt of the associated premium or deposit. Anticipatory hedges are executed to offset the impact of changes in asset prices arising from interest rate changes pending the receipt of premium or deposit and the subsequent purchase of an asset. These hedges involve taking a long position (purchase) in interest rate futures or entering into an interest rate swap with duration characteristics equivalent to the associated liabilities or anticipated investments.

Liability Hedging -- Several products obligate the Company to credit a return to the contract holder, which is indexed to a market rate. To hedge risks associated with these products, the Company enters into various derivative contracts. Interest rate swaps are used to convert the contract rate into a rate that trades in a more liquid and efficient market. This hedging strategy enables the Company to customize contract terms and conditions to customer objectives and satisfies the operation's asset/liability matching policy. In addition, interest rate caps and option contracts are used to hedge against the risk of contract holder disintermediation in a rising interest rate environment.

Asset Hedging -- To meet the various policyholder obligations and to provide cost-effective prudent investment risk diversification, the Company may combine two or more financial instruments to achieve the investment characteristics of a fixed maturity security or that match an associated liability. The use of derivative instruments in this regard effectively transfers unwanted investment risks or attributes to others. The selection of the appropriate derivative instruments depends on the investment risk, the liquidity and efficiency of the market, and the asset and liability characteristics.

Portfolio Hedging --The Company compares the duration and convexity of its portfolios of assets to its corresponding liabilities and periodically enters into portfolio hedges to reduce any difference to desired levels. Portfolio hedges reduce the duration and convexity mismatch between assets and liabilities and offset the potential impact to cash flows caused by changes in interest rates.

The Company periodically transacts in income generation transactions. The written option contracts monetize the option embedded in certain of its fixed maturity investments. The Company will receive a premium for issuing the freestanding option. The structure is designed such that the fixed maturity investment and freestanding option have identical expected lives.

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Exchange-traded futures and options are regulated by an exchange and positions are marked to market on a daily basis, and therefore create minimal credit exposure to the Company in the event of nonperformance by counterparties.

Credit exposures for over-the-counter derivatives are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. Collateral requirements for exchange traded futures and options are monitored and processed on a daily basis. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee. The Company also maintains a policy of requiring that all privately negotiated derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2002, the Company has a significant concentration of credit risk that exceeded 10% of capital and surplus in fixed maturities of a single issuer who was not the U.S. government or a government agency. Within this concentration, each fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value, gross unrealized gain and estimated fair value of these fixed maturities were $61,917, $2,373 and $64,290, respectively.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   74,416   $     85    $     --   $   74,501
  --Guaranteed and sponsored -- asset backed                          687,703      1,444          --      689,147
States, municipalities and political subdivisions                         395         17          --          412
International governments                                              34,304      4,454          --       38,758
Public utilities                                                      208,886      6,772      (5,187)     210,471
All other corporate                                                 2,137,680     87,636     (20,309)   2,205,007
All other corporate -- asset-backed                                 1,617,227     11,025      (6,735)   1,621,517
Short-term investments                                                 48,690         --          --       48,690
Certificates of deposit                                                67,270      5,599        (105)      72,764
Parents, subsidiaries and affiliates                                  100,748         --          --      100,748
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $4,977,319   $117,032    $(32,336)  $5,062,015
                                                                   ----------------------------------------------

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,957   $    185    $   (872)  $    4,270
Common stock -- affiliated                                             35,384                (22,265)      13,119
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   40,341   $    185    $(23,137)  $   17,389
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   41,637   $    132    $     --   $   41,769
  --Guaranteed and sponsored -- asset backed                          270,969         --          --      270,969
States, municipalities and political subdivisions                         398         15          --          413
International governments                                              35,086        880          (4)      35,962
Public utilities                                                      163,678        557        (757)     163,478
All other corporate                                                 1,220,569     15,376      (9,716)   1,226,229
All other corporate -- asset-backed                                   728,058         61      (6,733)     721,386
Short-term investments                                                 58,741         --          --       58,741
Certificates of deposit                                                52,877        111          --       52,988
Parents, subsidiaries and affiliates                                  126,735         --          --      126,735
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $2,698,748   $ 17,132    $(17,210)  $2,698,670
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,162   $    120    $   (211)  $    4,071
Common stock -- affiliated                                             35,384         --     (22,702)      12,682
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,546   $    120    $(22,913)  $   16,753
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2002 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  508,460       $  517,110
Over one year through five years                        2,529,850        2,572,900
Over five years through ten years                       1,496,415        1,521,880
Over ten years                                            442,594          450,125
                                                       ---------------------------
                                         TOTAL         $4,977,319       $5,062,015
                                                       ---------------------------

Bonds with a carrying value of $3,319 were on deposit as of December 31, 2002 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                                2002                 2001
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 4,977      5,062   $ 2,699      2,699
  Common stocks                                               17         17        17         17
  Policy loans                                               267        267       250        250
  Mortgage loans                                             138        138       180        180
  Other invested assets                                       42         42        64         64
LIABILITIES
  Deposit funds and other benefits                       $ 4,913    $ 4,780   $ 2,873    $ 2,796
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stocks and other invested assets approximates those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,        December 31,
                                                                  2002                2001
                                                              ---------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $ 469,416           $ 329,950
Total of all deferred tax liabilities                           $ (74,977)          $(114,519)
Net deferred assets (admitted and non-admitted)                 $ 394,439           $ 215,431
Net admitted deferred asset                                        29,910              54,720
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $(364,529)          $(160,711)
Increase in deferred taxes non-admitted                         $ 203,818                 N/A
                                                              ---------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                      2002           2001           2000
                                                                     -------------------------------------
Federal                                                              $25,183       $(196,458)      $24,549
                                                                     -------------------------------------
Foreign                                                                3,528              --            --
                                                                     -------------------------------------
Federal Income Tax on Capital Gains                                   23,053             802        (1,884)
                                                                     -------------------------------------
                               CURRENT INCOME TAXES INCURRED         $51,764       $(195,656)      $22,665
                                                                     -------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                             December 31,        December 31,
                                                                 2002                2001             Change
                                                             -------------------------------------------------
Reserves                                                       $  10,906           $  48,987         $ (38,081)
Fortis Ceding Commission                                          16,501              19,216            (2,715)
Tax DAC                                                          206,940             192,943            13,997
Accrued deferred compensation                                      1,775               2,957            (1,182)
Bonds                                                             34,822               1,189            33,633
Capital loss carryforward                                          3,300               3,300                --
AMT credit utilization                                           192,969              58,834           134,135
Other                                                              2,203               2,524              (321)
                                                             -------------------------------------------------
                           TOTAL DEFERRED TAX ASSETS           $ 469,416           $ 329,950         $ 139,466
                                                             -------------------------------------------------
                    DEFERRED TAX ASSETS NON-ADMITTED           $(364,529)          $(160,711)        $(203,818)
                                                             -------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                             December 31,        December 31,
                                                                 2002                2001             Change
                                                             -------------------------------------------------
Bonds                                                          $  (5,593)          $      --         $  (5,593)
Tax preferred investments                                        (52,323)           (104,673)           52,350
Software project deferral                                         (5,903)             (2,752)           (3,151)
Deferred and uncollected                                          (8,767)             (6,977)           (1,790)
Other                                                             (2,391)               (117)           (2,274)
                                                             -------------------------------------------------
                      TOTAL DEFERRED TAX LIABILITIES           $ (74,977)          $(114,519)        $  39,542
                                                             -------------------------------------------------

                                                             December 31,        December 31,
                                                                 2002                2001             Change
                                                             -------------------------------------------------
Total deferred tax assets                                      $ 469,416           $ 329,950         $ 139,466
Total deferred tax liabilities                                   (74,977)           (114,519)           39,542
                                                             -------------------------------------------------
Net deferred tax asset                                         $ 394,439           $ 215,431         $ 179,008
                                                             -------------------------------------------------
             OTHER CHANGE IN NET DEFERRED INCOME TAX                                                    12,391
                                                             -------------------------------------------------
                   CHANGE IN NET DEFERRED INCOME TAX                                                 $ 191,399
                                                             -------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2002               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $ (71,865)           (35.0)%
Tax preferred investments                                                 (64,562)           (31.4)%
Other                                                                      (3,208)            (1.6)%
                                                                     -------------------------------
                                                       TOTAL            $(139,635)           (68.0)%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2002               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                 $  51,764            (25.2)%
Change in net deferred income taxes                                      (191,399)            93.2%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES            $(139,635)           (68.0)%
                                                                     -------------------------------

(e) As of December 31, the Company had an operating loss carry forward of $(261,066). If not utilized, it will expire for tax purposes in 2017.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2002                  $    --
2001                  $    --
2000                  $22,665

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The amount of reinsurance recoverables from reinsurers was $36,327 and $2,016 at December 31, 2002 and 2001, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2002
Aggregate Reserves for Life and Accident and Health
 Policies                                                $5,566,253  $ 1,511,752  $  (946,667) $ 6,131,338
Policy and Contract Claim Liabilities                    $   26,680  $    15,825  $    (8,649) $    33,856
Premium and Annuity Considerations                       $8,401,771  $   371,175  $(4,146,117) $ 4,626,829
Death, Annuity, Disability and Other Benefits            $  138,864  $   113,937  $   (25,083) $   227,718
Surrenders and Other Fund Withdrawals                    $4,436,989  $   766,314  $  (459,359) $ 4,743,944

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2001
Aggregate Reserves for Life and Accident and Health
 Policies                                                $3,085,682  $ 1,578,470  $  (317,816) $ 4,346,336
Policy and Contract Claim Liabilities                    $   23,510  $    16,288  $    (9,291) $    30,507
Premium and Annuity Considerations                       $6,890,184  $ 6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $  115,649  $    94,069  $   (24,134) $   185,584
Surrenders and Other Fund Withdrawals                    $3,893,425  $   491,474  $  (242,572) $ 4,142,327

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2000
Aggregate Reserves for Life and Accident and Health
 Policies                                                $  900,216  $        --  $  (256,989) $   643,227
Policy and Contract Claim Liabilities                    $   16,084  $        --  $    (5,351) $    10,733
Premium and Annuity Considerations                       $  839,447  $       986  $   (67,586) $   772,847
Annuity and Other Fund Deposits                          $5,730,269  $        --  $(1,528,316) $ 4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $     1,542  $   (16,238) $    62,828
Surrenders and Other Fund Withdrawals                    $3,684,103  $        --  $  (116,380) $ 3,567,723

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND COLLECTED):

The following presents premium and annuity considerations (deferred and collected) as of December 31, 2002:

                                                                             Net of
                                                                    Gross    Loading
                                                                   -----------------
TYPE
Ordinary New Business                                              $ 2,026   $ 2,183
Ordinary Renewal                                                    14,876    21,507
Group Life                                                              49        79
                                                                   -----------------
                                                            TOTAL  $16,951   $23,769
                                                                   -----------------

8. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

For additional information, see Notes 5 and 9.

9. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $4,357, $3,764 and $648 for 2002, 2001 and 2000, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2002, 2001 or 2000.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. The cost to the Company for the above-mentioned plan was approximately $2.5 million, $2 million and $2 million in 2002, 2001 and 2000, respectively.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2002, 2001 or 2000. The amount available for dividend in 2003 is approximately $58,827.

11. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $35.9 billion and $41.9 billion as of December 31, 2002 and 2001, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $518 million, $567 million and $622 million for the years ended December 31, 2002, 2001 and 2000, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2002 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2002               $ 4,045,793
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                          34,838,116
                                                                               -----------
          Total reserves                                                       $34,838,116
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                  $    64,223
          Market value                                                          34,682,449
                                                                               -----------
          Subtotal                                                              34,746,671
          Not subject to discretionary withdrawal                                   91,445
                                                                               -----------
                                                                 TOTAL         $34,838,116
                                                                               -----------

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

HLI and its subsidiaries are involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

On March 16, 2003, a final decision and award was issued in an arbitration between The Hartford and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under terms of the final decision and award, the reinsurer's reinsurance obligations to The Hartford's subsidiaries were not limited or reduced in any manner, and as a result, are left unchanged.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $108, $289 and $1,212 in 2002, 2001 and 2000, respectively, of which $105, $297 and
$1,074 in 2002, 2001 and 2000, respectively were estimated to be creditable against premium taxes.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $4,003 and $4,034 in 2002 and 2001, respectively. Future minimum rental commitments are as follows:

2003                  $ 3,966
2004                    4,050
2005                    4,050
2006                    3,911
2007                    3,804
Thereafter              7,126
                      -------
  Total               $26,907
                      -------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $3,224 in 2002 and 2001.

(d) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1998 through 2001 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

13. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates. In 2002 the Company recognized a $2.8 million after-tax benefit due to favorable development related to September 11.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b) (1) (a) Resolution of the Board of Directors of Hartford Life
                  and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

      (b) (1) (b) Resolution of the Board of Directors of Hartford Life and
                  Annuity Insurance Company ("Hartford") authorizing the re-designation of the Separate Account.(2)

          (2) Not applicable.

          (3) (a) Principal Underwriter Agreement.(3)

          (3) (b) Form of Dealer Agreement.(3)

          (4)     Form of Individual Flexible Premium Variable Annuity
                  Contract.(1)

          (5)     Form of Application.(4)

          (6) (a) Certificate of Incorporation of Hartford.(5)

              (b) Bylaws of Hartford.(5)

          (7) Not applicable.

          (8) Form of Fund Participation Agreement.(6)

          (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

         (10) (a) Consent of Deloitte & Touche LLP.

              (b) Consent of Arthur Andersen LLP.(7)

         (11) No financial statements are omitted.

         (12) Not applicable.

         (13) Not applicable.

         (14) Not applicable.

         (15) Copy of Power of Attorney.

         (16) Organizational Chart.(8)

----------------------
     1 Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73572, dated May 1, 1995.

     2 Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 333-69429, filed April 9, 2001.

     3 Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73572, dated April 29, 1996.

     4 Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 33-73572, filed on April 15, 1998.

     5 Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.

     6 Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 333-91921, filed on August 25, 2000.

     7 We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

     8 Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101923, filed on April 7, 2003.

Item 25.   Directors and Officers of the Depositor

-------------------------------------------- ------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- ------------------------------------------------------
David A. Carlson                             Vice President
-------------------------------------------- ------------------------------------------------------
Kristine L. Curcio                           Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------- ------------------------------------------------------
Timothy M. Fitch                             Senior Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Mary Jane B. Fortin                          Vice President
-------------------------------------------- ------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- ------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- ------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- ------------------------------------------------------
Robert A. Kerzner                            Executive Vice President, Director*
-------------------------------------------- ------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- ------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- ------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of
                                             the Board, Director*
-------------------------------------------- ------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President & Chief Accounting Officer
-------------------------------------------- ------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- ------------------------------------------------------
Marianne O'Doherty                           Vice President
-------------------------------------------- ------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- ------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and
                                             Corporate Secretary, Director*
-------------------------------------------- ------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- ------------------------------------------------------
Andrew J. Waggoner                           Vice President
-------------------------------------------- ------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- ------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial
                                             Officer, Director*
-------------------------------------------- ------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer,
                                             Director*
-------------------------------------------- ------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes date of election to Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         See Item 24(b) (16).

Item 27. Number of Contract Owners

         As of November 30, 2003 there were 202,023 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

         (a)  involved a knowing and culpable violation of law by the director;

         (b) enabled the director or an associate to receive an improper personal gain;

         (c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

         (d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

         (e) created liability under section 33-757 relating to unlawful distributions.

         The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange

         Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) HSD acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account One
         Hartford Life Insurance Company - Separate Account Two
         Hartford Life Insurance Company - Separate Account Two (DC
            Variable Account I)
         Hartford Life Insurance Company - Separate Account Two (DC
            Variable Account II)
         Hartford Life Insurance Company - Separate Account Two (QP Variable
            Account)
         Hartford Life Insurance Company - Separate Account Two (Variable
            Account "A")
         Hartford Life Insurance Company - Separate Account Two (NQ
            Variable Account)
         Hartford Life Insurance Company - Separate Account Ten
         Hartford Life Insurance Company - Separate Account Three
         Hartford Life Insurance Company - Separate Account Five
         Hartford Life Insurance Company - Separate Account Seven
         Hartford Life Insurance Company - Separate Account Eleven
         Hartford Life Insurance Company - Separate Account Twelve
         Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
         Hart Life Insurance Company - Separate Account Two
         American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Servus Life Insurance Company - Separate Account One
         Servus Life Insurance Company - Separate Account Two

         (b)      Directors and Officers of HSD

                                              POSITIONS AND OFFICES
               NAME                            WITH UNDERWRITER
              ------                          ----------------------
          David A. Carlson                 Vice President
          Bruce W. Ferris                  Vice President
          George R. Jay                    Controller
          Stephen T. Joyce                 Vice President
          Thomas M. Marra                  President, Chief Executive Officer and
                                           Chairman of the Board, Director
          Christine Hayer Repasy           Senior Vice President, General Counsel and
                                           Corporate Secretary
          Martin A. Swanson                Vice President
          John C. Walters                  Executive Vice President, Director
          Lizabeth H. Zlatkus              Director

          Unless otherwise indicated, the principal business address of each of the above individuals is P. O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30. Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.   Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 31st day of December, 2003.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT TEN
          (Registrant)

By: Thomas M. Marra                                 *By: /s/ Marianne O'Doherty
    ------------------------------------------           ----------------------
    Thomas M. Marra, President, Chief Executive          Marianne O'Doherty
    Officer and Chairman of the Board*                   Attorney-in-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
          (Depositor)

By: Thomas M. Marra
    ---------------------------------------------
    Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Robert A. Kerzner, Executive Vice President,
    Director*
Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President
    & Chief Accounting Officer*
Christine Hayer Repasy, Senior Vice President,      *By: /s/ Marianne O'Doherty
    General Counsel and Corporate Secretary,            -----------------------
    Director*                                           Marianne O'Doherty
John C. Walters, Executive Vice President, Director*    Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President and
    Chief Financial Officer, Director*                  Date: December 31, 2003
David M. Znamierowski, Senior Vice President &
    Chief Investment Officer, Director*



333-66935

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(10) Consent of Deloitte & Touche LLP.

(15) Copy of Power of Attorney.